Securities Act Registration No. 333-181176
Investment Company Act Registration No. 811-22696
As filed with the Securities and Exchange Commission on October 24, 2023

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No. ___
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Post-Effective Amendment No. 108
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and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
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Amendment No. 109
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Victory Portfolios II
(Exact Name of Registrant as Specified in Charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144
(Address of Principal Executive Offices)
(877) 660-4400
(Area Code and Telephone Number)

With copy to:
James K. De Vries Victory Portfolios II 15935 La Cantera Parkway San Antonio, Texas 78256	Jay G. Baris Sidley Austin LLP 787 Seventh Avenue New York, New York 10019
Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective:
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Immediately upon filing pursuant to paragraph (b)
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On November 1, 2023, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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On () pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment

November 1, 2023
Prospectus
Victory Market Neutral Income Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
CBHAX	CBHCX	CBHIX	—	—	—
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
vcm.com
800-539-FUND (800-539-3863)

Victory Market Neutral Income Fund Summary
Investment Objective
The Victory Market Neutral Income Fund's (the “Fund”) objective is high current income.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 16 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.20%	0.27%	0.24%
Total Annual Fund Operating Expenses	0.80%	1.62%	0.59%
Fee Waiver/Expense Reimbursement[3]	(0.05)%	(0.12)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.75%	1.50%	0.40%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.75%, 1.50%, and 0.40% of the Fund’s Class A, Class C, and Class I shares, respectively, through at least October 31, 2024. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
1

Victory Market Neutral Income Fund Summary
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$647	$811	$989	$1,504
Class C	$253	$499	$870	$1,692
Class I	$41	$170	$310	$720
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$153	$499	$870	$1,692
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Principal Investment Strategy
The Fund pursues its investment objective by implementing a proprietary, “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets.
The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size. Second, the Fund seeks to offset market risk by selling short high-correlating equity index futures contracts, such as the S&P 500® Index, Russell 2000® or MSCI EAFE + Emerging Markets Indexes, or exchange-traded funds (“ETFs”) that track such indexes.
The Fund seeks to offset the remaining market risk by investing in long futures positions in the Nasdaq-100 Index and short futures positions in the S&P 500® Index, or use similar strategies the Adviser deems appropriate and necessary under current market conditions.
Principal Risks
The Fund’s investments are subject to the following principal risks:
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Victory Market Neutral Income Fund Summary
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
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Victory Market Neutral Income Fund Summary
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Futures Contracts Risk — The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.
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Hedging Risk — Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
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Leverage Risk — Using futures contracts to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.
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Put Option Risk — When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
Sold Options/Short Position Risk — The Fund will incur a loss as a result of a sold option or a short position if the price of the sold option or short position instrument increases in value between the date the Fund sells the position and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Effective January 1, 2023, the Fund has selected the Bloomberg U.S. Treasury Bellwethers 3-Month
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Victory Market Neutral Income Fund Summary
Index to replace the FTSE Treasury Bill 3-Month Index because it believes this index is more representative of the Fund's investment universe. Updated performance information is available on the Fund’s website at vcm.com.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

10%
5%
0%
-5%
-10%
-3.01%
1.22%
0.07%
3.99%
6.78%
2.92%
2.47%
4.54%
2.99%
-3.01%
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	4.25%	June 30, 2020
Lowest Quarter	-3.88%	September 30, 2022

Year-to-date return	6.38%	September 30, 2023

Average Annual Total Returns (For the Periods Ended December 31, 2022)	1 Year	5 Years	10 Years
CLASS A Before Taxes	-8.58%	0.75%	1.25%
CLASS A After Taxes on Distributions	-11.53%	-0.62%	0.23%
CLASS A After Taxes on Distributions and Sale of Fund Shares	-4.02%	0.38%	0.79%
CLASS C Before Taxes	-4.52%	1.21%	1.24%
CLASS I Before Taxes	-2.56%	2.33%	2.18%
Indices
Bloomberg U.S. Treasury Bellwethers 3-Month Index reflects no deduction for fees, expenses, or taxes	1.51%	1.28%	0.78%
FTSE 3-month U.S. Treasury Bill Index reflects no deduction for fees, expenses, or taxes	1.50%	1.25%	0.74%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
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Victory Market Neutral Income Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Victory Solutions platform, which oversees the Adviser's rules-basedinvestment strategies.
Portfolio Management
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018
Scott R. Kefer	Senior Portfolio Manager, VictoryShares and Solutions	Since October 2022
Lance Humphrey	Senior Portfolio Manager, VictoryShares and Solutions	Since October 2022
Free Foutz	Portfolio Implementation Manager, VictoryShares and Solutions	Since October 2022
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class I
Minimum Initial Investment	$2,500	$2,500	$2,000,000
Minimum Subsequent Investments	$50	$50	None
For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
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Victory Market Neutral Income Fund Summary
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages the Fund.
The Victory Market Neutral Income Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.” The Fund’s investment objective is a non-fundamental policy and may be changed, without shareholder approval, by the Board of Trustees upon 60 days’ prior written notice to shareholders.
The Adviser pursues the Fund’s investment objective by implementing a proprietary, “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. Because of the Fund’s market neutral strategy, the Fund’s overall price movements are not expected to correlate with the general stock market’s price movements. In other words, the Fund is expected to have returns that are independent of the returns and direction of the general foreign and domestic equity and bond markets.
The following section describes additional information about the principal investment strategy the Fund will use under normal market conditions to pursue its investment objective, as well as any secondary strategies the Fund may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The Statement of Additional Information (“SAI”) includes more information about the Fund, its investments, and the related risks. Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, the Fund may hold all or a portion of its assets in cash, short-term money market instruments, or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause the Fund to fail to meet its investment objective, and increase the Fund's expenses.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.
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Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy. The Fund will not necessarily buy all of the securities listed below.
Derivatives
Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including credit default swap contracts, swaps, futures contracts (both short and long positions), options on futures contracts, options, and forward currency exchange contracts. The Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible purpose. Hedging may relate to a specific investment, a group of investments, or the Fund’s portfolio as a whole. Currently, some swaps may be negotiated bilaterally and others may be subject to mandatory clearing and exchange trading requirements. These requirements may decrease counterparty exposure and increase liquidity, but will not make swap transactions risk free.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. companies. Also may include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies, and exchange-traded funds (“ETFs”) that invest in foreign companies.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Additional Fund Strategies. The Adviser may use other types of investment strategies in pursuing the Fund's overall investment objective. The following describes the types of securities or techniques that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Fund's principal investment strategies. Additional securities and techniques are described in the Fund's SAI.
Investment Companies
The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers, and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities.
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Risk Factors

The following provides additional information about the Fund's principal risks and supplements those risks discussed in the Fund's Fund Summary section of this Prospectus.
By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.
Derivatives Risk — Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.
Equity Securities Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities and rights and warrants, may fluctuate, sometimes rapidly or unpredictably. The Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that the Fund’s investment team views as unfavorable for equity securities. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, common stock, are entitled to the residual value after the company meets its other obligations. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions. Rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Foreign Securities Risk
◼
Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the United States. Investments in foreign countries could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations. Investments in depositary receipts (such as American Depositary Receipts and Global Depositary Receipts ) may also involve additional risks associated with the non-uniform
10

Risk Factors

terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts.
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Political Risk — Foreign securities markets may be more volatile than their counterparts in the United States. Investments in foreign countries could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
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Liquidity Risk — Securities that trade less frequently or with lower trade volume can be more difficult or more costly to buy or sell than more liquid or active investments. Liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than U.S. exchanges.
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Currency Risk — Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.
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Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the United States.
Hedging Risk — Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Large-Capitalization Stock Risk — Large-sized companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large-sized companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, investments in large-capitalization companies may underperform other stock funds such as funds that focus on the stocks of small- and medium-sized companies.
Large Shareholder Risk — The Fund, like all investment companies, pools the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. For example, significant levels of new investments in the Fund by shareholders may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause the Fund to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Fund to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of the Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund's shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its
11

Risk Factors

shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Leverage Risk — Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The use of leverage may cause the Fund to liquidate portfolio positions at inopportune times to satisfy its obligations. The use of leverage may also cause the Fund to incur additional expenses.
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Market Risk — Stock market risk refers to the fact that the prices of equity securities and other exchange traded investments typically fluctuate more than the values of debt and other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry, or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for the Fund's portfolio.
◼
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, economic sanctions, currency controls or other actions by countries or international bodies, terrorism, trade disputes, embargoes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as
12

Risk Factors

COVID-19, may result in, among other things, closing borders, disruptions to health care service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
◼
Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which the Fund’s service providers rely may be subject to cyber-attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Put Option Risk — When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
Smaller-Company Stock Risk — The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Sold Options/Short Position Risk — The Fund will incur a loss as a result of a sold option or other short position if the price of the sold option or short position instrument increases in value between the date of the Fund sells the position and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price. The Fund’s losses are potentially large in a sold put transaction and potentially unlimited in a sold call transaction.
13

Risk Factors

Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund's SAI.
Investment Company Risk — The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for the Fund. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
14

Organization and Management of the Fund

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment advisory agreement. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of September 30, 2023, the Adviser managed and advised assets totaling in excess of $153.5 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
A discussion regarding the basis of the Board’s approval of the Fund's Advisory Agreement is available in the Fund's most recent semi annual report to shareholders for the period ended December 31.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Adviser’s Victory Solutions platform oversees its rules-based investment strategies and is responsible for the day-to-day investment management of the Fund.
Advisory fees to be paid annually, before waivers, will be equal to an annual rate of 0.35% of the average daily net assets of the Fund.
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to the Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.
Portfolio Management
Mannik Dhillon serves as President, VictoryShares and Solutions, for the Adviser and has been a portfolio manager of the Fund since May 2018. From 2015-2017, he served as the Adviser’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA and CAIA® charterholder.
Scott R. Kefer, CFA, Senior Portfolio Manager, has co-managed the Fund since October 2022. Mr. Kefer is a CFA charterholder. He has served as a Senior Portfolio Manager for the Adviser or an affiliate since 1999. He began his investment career in 1993 with U.S. Trust Company and holds a B.S. in Business Administration & Management from Skidmore College.
Lance Humphrey, CFA, Senior Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since October 2022. Mr. Humphrey has 16 years of investment management experience, 12 years of which were with USAA Asset Management Company, which was acquired by the Adviser’s parent company in 2019. Education: M.B.A., University of Texas – San Antonio and a B.A., finance, Texas State University. He holds the CFA designation and is a member of the CFA Society of San Antonio.
Free Foutz, Portfolio Implementation Manager, has co-managed the Fund since October 2022. He is responsible for portfolio implementation and investment operations for the VictoryShares and Solutions team. He is a member of Victory Capital’s Operating Committee, Management Committee, and GIPS Committee. He began his investment career in 2002 and joined Victory Capital in 2015.
The Fund's SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Fund.
15

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class it may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6, and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by the Fund. The classes of shares that are offered by the Fund are those listed on the cover page designated with a ticker symbol. The Fund may also offer other share classes in different prospectuses.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND (800-539-3863). They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

16

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
The Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily. In the event of an emergency or other disruption in trading on the NYSE, the Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open. The NYSE is closed on weekends, most national holidays, and Good Friday.
To the extent the Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem the Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Adviser will price the Fund’s investments at fair value in accordance with applicable regulatory requirements. A security will be fair valued when:
◼
Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
◼
An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
The Fund's NAV is available by calling 800-539-FUND (800-539-3863) or by visiting the Fund's website at VictoryFunds.com.
17

Choosing a Share Class

CLASS A
◼
Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
◼
A contingent deferred sales charge (“CDSC”) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class A shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Lower annual expenses than Class C or Class R shares.
CLASS C
◼
No front-end sales charge. All your money goes to work for you right away.
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A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class C shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Higher annual expenses than all other classes of shares.
CLASS I
◼
No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class I shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
◼
No front-end sales charge or CDSC. All your money goes to work for you right away.
◼
Class R shares pay ongoing distribution and/or service (12b-1) fees.
◼
Class R shares are only available to certain investors.
◼
Higher annual expenses than all classes except Class C shares.
CLASS R6
◼
No front-end sales charge or CDSC. All your money goes to work for you right away.
◼
Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class R6 shares are only available to certain investors.
◼
Typically lower annual expenses than all other classes of shares.
CLASS Y
◼
No front-end sales charge or CDSC. All your money goes to work for you right away.
◼
Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class Y shares are only available to certain investors.
◼
Typically lower annual expenses than Classes A, C and R shares.
Share Classes
When you purchase shares of the Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6, and Class Y shares.  The Victory Market Neutral Income Fund offers Member Class shares in a separate prospectus. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that
18

Choosing a Share Class

apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Fund reserves the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Fund may also waive any applicable eligibility criteria or investment minimums at its discretion.
The Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Fund reserves the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.
The current sales charge rates and breakpoint levels for Class A shares of the Fund are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
19

Choosing a Share Class

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
$1,000,000 and above[1]	0.00%	0.00%
1 A contingent deferred sales charge (“CDSC”) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges or, in some cases, eliminate sales charges.
There are a number of ways you can reduce or eliminate your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21) with regard to Rights of Accumulation.
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Fund or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Fund or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
◼
Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
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Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though you were investing the total amount in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth
20

Choosing a Share Class

in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
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Right of Accumulation - Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current market value of prior investments made by you, your spouse (including domestic partner), and your children under age 21 in any class of shares of any Victory Fund (except money market funds and any assets held in group retirement plans). The value of eligible existing holdings will be calculated by using the greater of the current value or the original investment amount. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Funds that the Right applies each time shares are purchased and provide sufficient information to permit confirmation of qualification;
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Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of the Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
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Purchases of at least $250,000 for certain Funds or $1 million for others;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
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Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Fund's distributor (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
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Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
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Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
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Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
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Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
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Shareholders investing directly with the Fund who do not have a third-party financial intermediary or registered representative assigned, or who invest directly in certain products sponsored by the Adviser or its affiliates;
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Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
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Individuals who reinvest the proceeds of redemptions from Class I, Class R6, or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
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Choosing a Share Class

CDSC for Class A Shares
A CDSC of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
◼
To the extent that the shares redeemed:
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are no longer subject to the holding period for such shares;
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resulted from reinvestment of distributions; or
◼
were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
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Following the death or post-purchase disability of:
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a registered shareholder on an account; or
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a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
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Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
22

Choosing a Share Class

◼
required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
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tax free returns of excess contributions or returns of excess deferral amounts;
◼
distributions on the death or disability of the account holder;
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distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
◼
distributions as a result of separation of service;
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Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
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In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
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When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
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Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
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Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; or
◼
Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.
The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; and
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
23

Choosing a Share Class

◼
Investors who purchase through Advisory Programs with an approved financial intermediary; or
◼
Registered investment companies.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Clients of state-registered or federally registered investment advisors (“RIAs”), where such RIAs trade through institutional trading platforms approved by the Fund, who invest at least $2,500;
◼
Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
◼
Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
◼
Purchases by:
◼
investment advisory clients of the Adviser; or
◼
investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Victory Funds, and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by the Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to Victory Portfolios II (the “Trust”).
The Fund reserves the right to change the criteria for eligible investors and the investment minimums.
24

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C and Class R shares of the Fund.
Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of its Class A shares. Under the Class R Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of its Class R shares. The fee is paid for general distribution services and for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.
Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
25

Information About Fees

Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker-dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of the Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.
26

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds’ website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund's Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third-party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. Eligible Investors may be subject to a minimum investment amount as detailed in that section.
For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the
27

How to Buy Shares

Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
The Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
◼
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
28

How to Buy Shares

◼
By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.
Other Purchase Rules You Should Know
The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	VictoryFunds.com
29

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds.
You can obtain a list of Victory Funds available for exchange by calling
800-539-FUND (800-539-3863) or by visiting VictoryFunds.com

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class of any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
◼
To exchange with another Victory Fund, the other Victory Fund must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Fund's other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees, and expenses.
Class C Share Conversion
Class C shares of the Fund will automatically convert to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section titled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Fund's share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
30

How to Exchange Shares

Requesting an Exchange
You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
31

How to Sell Shares

There are a number of convenient ways to sell your shares.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” You have the following options for receiving your redemption proceeds:
◼
Mail a check to the address of record;
◼
Wire funds to a previously designated domestic financial institution;
◼
Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
Victory Funds’ transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. You can use the same mailing addresses listed for purchases. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker-dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
You may transfer your proceeds by ACH to a domestic bank. Normally, your redemption will be processed on the same day if your request is received before the close of trading on the NYSE. If your request is received after the close of trading it will be processed on the next business day.
32

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
The Fund may suspend your right to redeem your shares in the following circumstances:
◼
During non-routine closings of the NYSE;
◼
When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
◼
The Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
33

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest.
If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary; and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, the Fund declares and pays dividends monthly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).
34

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.
◼
You will pay tax on dividends from the Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from the Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Fund.
◼
An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
◼
Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
The Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, the Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
35

Distributions and Taxes

◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by the Fund to such entities. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
◼
The Fund may provide estimated capital gain distribution information through the website at VictoryFunds.com.
36

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (“SVP”) stamp or a Medallion signature guarantee (“MSG”). In some instances a Notary Public stamp is an acceptable alternative. As with an MSG, an SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
37

Important Fund Policies

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund (or the Adviser, as appropriate) will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of the Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board of Trustees, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator, and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer, or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Board of Trustees.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI, which is available upon request and on the Fund's website at VictoryFunds.com.
38

Important Fund Policies

Performance
The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Fund describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.
39

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The information presented has been audited by Cohen & Company, Ltd., the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.
40

Victory Market Neutral Income Fund
	Class A
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net Asset Value, Beginning of Period	$9.30	$9.51	$9.77	$9.51	$9.61
Investment Activities:
Net investment income (loss)(a)	0.35	0.38	0.29	0.27	0.32
Net realized and unrealized gains (losses)	(0.26)	(0.29)	(0.06)	0.23	(0.13)
Total from Investment Activities	0.09	0.09	0.23	0.50	0.19
Distributions to Shareholders from:
Net investment income	(0.36)	(0.30)	(0.24)	(0.24)	(0.27)
Net realized gains	(0.66)	—	(0.25)	—	(0.02)
Total Distributions	(1.02)	(0.30)	(0.49)	(0.24)	(0.29)
Net Asset Value, End of Period	$8.37	$9.30	$9.51	$9.77	$9.51
Total Return (excludes sales charge)(b)	1.34%	0.90%	2.33%	5.31%	1.99%
Ratios to Average Net Assets:
Net Expenses(c)	0.75%	0.78%(d)	0.79%(d)	0.75%	0.75%
Net Investment Income (Loss)	4.00%	3.94%	3.03%	2.78%	3.36%
Gross Expenses(c)	0.80%	0.83%	0.95%	1.17%	1.03%
Supplemental Data:
Net Assets at end of period (000's)	$96,836	$150,010	$50,735	$12,870	$32,627
Portfolio Turnover(e)	87%	61%	89%	119%(f)	82%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f)
Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.
41

Victory Market Neutral Income Fund (Continued)

	Class C
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net Asset Value, Beginning of Period	$9.19	$9.40	$9.69	$9.43	$9.54
Investment Activities:
Net investment income (loss)(a)	0.28	0.34	0.22	0.21	0.25
Net realized and unrealized gains (losses)	(0.26)	(0.31)	(0.08)	0.22	(0.14)
Total from Investment Activities	0.02	0.03	0.14	0.43	0.11
Distributions to Shareholders from:
Net investment income	(0.30)	(0.24)	(0.18)	(0.17)	(0.20)
Net realized gains	(0.66)	—	(0.25)	—	(0.02)
Total Distributions	(0.96)	(0.24)	(0.43)	(0.17)	(0.22)
Net Asset Value, End of Period	$8.25	$9.19	$9.40	$9.69	$9.43
Total Return (excludes contingent deferred sales charge)(b)	0.53%	0.31%	1.40%	4.59%	1.19%
Ratios to Average Net Assets:
Net Expenses(c)	1.50%	1.53%(d)	1.54%(d)	1.50%	1.50%
Net Investment Income (Loss)	3.28%	3.59%	2.28%	2.20%	2.57%
Gross Expenses(c)	1.62%	1.93%	2.29%	2.62%	2.56%
Supplemental Data:
Net Assets at end of period (000's)	$14,468	$15,197	$1,976	$626	$441
Portfolio Turnover(e)	87%	61%	89%	119%(f)	82%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f)
Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.
42

Victory Market Neutral Income Fund (Continued)

	Class I
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net Asset Value, Beginning of Period	$9.37	$9.57	$9.83	$9.55	$9.65
Investment Activities:
Net investment income (loss)(a)	0.38	0.42	0.33	0.31	0.38
Net realized and unrealized gains (losses)	(0.26)	(0.29)	(0.08)	0.23	(0.16)
Total from Investment Activities	0.12	0.13	0.25	0.54	0.22
Distributions to Shareholders from:
Net investment income	(0.39)	(0.33)	(0.26)	(0.26)	(0.30)
Net realized gains	(0.66)	—	(0.25)	—	(0.02)
Total Distributions	(1.05)	(0.33)	(0.51)	(0.26)	(0.32)
Net Asset Value, End of Period	$8.44	$9.37	$9.57	$9.83	$9.55
Total Return(b)	1.68%	1.32%	2.62%	5.79%	2.25%
Ratios to Average Net Assets:
Net Expenses(c)	0.40%	0.43%(d)	0.44%(d)	0.40%	0.40%
Net Investment Income (Loss)	4.31%	4.40%	3.37%	3.23%	3.91%
Gross Expenses(c)	0.59%	0.62%	0.75%	0.89%	1.05%
Supplemental Data:
Net Assets at end of period (000's)	$2,750,882	$4,777,720	$1,007,909	$174,719	$54,920
Portfolio Turnover(e)	87%	61%	89%	119%(f)	82%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f)
Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.
43

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co., Oppenheimer & Co. Inc., Stifel, Nicolaus & Company, Incorporated, Robert W. Baird & Co., or J.P. Morgan Securities LLC platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers unavailable through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch (“Merrill”) platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or in the SAI. Effective on or about April 1, 2024, Merrill will change the share classes that are eligible for rights of accumulation for purchases of fund shares in Merrill accounts.
Front-End Sales Load Waivers
◼
Level-load to front-end load share class exchanges:
Merrill will automatically exchange level-load shares held in Merrill accounts to front-end load shares of the same mutual fund in the month following the 5-year anniversary of the date the level load shares were purchased or the date the level-load shares were transferred into a Merrill account. If a Fund’s prospectus permits level-load to front-end load exchanges sooner than 5 years, the earlier prospectus exchange privilege will automatically apply.
Merrill will automatically exchange level-load shares held in Merrill accounts to front-end load shares of the same mutual fund in accordance with the timing disclosed in a fund’s prospectus.
◼
Eligible employees of Merrill or its affiliates: Eligibility will vary depending on your job role at, or your relationship to an eligible employee of, Bank of America N.A. Prior to executing a transaction in mutual fund shares, contact your financial advisor to confirm your eligibility.
◼
Merrill Household: Whether an account is included in your Merrill “household” depends on the account relationship (e.g., two of the following attributes: same last name, address, and tax identification number), family relationship, and/or the type of account. In addition, accounts held in Bank of America channels outside of Merrill are not eligible to be included in in your Merrill Household. Please contact your financial advisor to inquire whether an account is included in your Merrill Household prior to your purchase.
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load shares
◼
Limits on systematic withdrawals: Systematic withdrawals cannot exceed 10% of the current net asset value of an account’s holding in a particular mutual fund on an annualized basis.
44

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoint discounts, as described in a fund’s prospectus, where the sales charge is at or below the maximum sales charge (currently 3.5%) that Merrill permits to be assessed to a front-end load purchase: Based on your investment needs, if the sales load assessed to your purchase amount would exceed the maximum sales charge of 3.5%, you can instead choose to invest the same dollar amount in level-load shares or purchase an amount of front-end load shares that would bring the sales charge to 3.5% or lower.
◼
Eligible share classes for rights of accumulation (ROA):Your aggregated mutual fund holdings in a fund family’s eligible share classes, as listed in the fund’s prospectus, held in your Merrill Household’s accounts, will be combined with your purchase to determine if your purchase qualifies for a breakpoint discount. Holdings in products other than mutual funds and any mutual funds that are not eligible for ROA, as disclosed in the fund’s prospectus, will not count towards ROA. In addition, mutual fund family assets not held at Merrill may be included in the ROA calculation only if clients notify their financial advisors about such assets.
◼
Letters of Intent (LOI): Whether your purchase is eligible for a breakpoint discount will depend on a variety of conditions such as whether: (1) the fund family permits LOIs or allows a particular mutual fund or share class to be counted towards your LOI commitment; (2) your purchase is in an account in your Merrill Household and (3) you fulfill your LOI Commitment within a 13-month period. Please contact your financial advisor to discuss eligibility and to obtain Merrill’s LOI form, which contains more detailed information.
Ameriprise Financial
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
◼
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
◼
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
◼
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse,
45

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
46

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund's prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a Right of Reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Right of Reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes
47

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Shares acquired through a Right of Reinstatement
◼
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in a Fund’s Prospectus
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a Right of Reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge”
Edward D. Jones & Co (“Edward Jones”)
Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones systems. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Fund’s Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
◼
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
48

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if the LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:
◼
The redemption and repurchase occur in the same account.
◼
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
49

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
◼
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
◼
Purchases of Class 529 shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
The death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
◼
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform
◼
A 529 account held on an Edward Jones platform
◼
An account with an active systematic investment plan or LOI
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
50

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a Right of Reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares
◼
Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.
51

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Robert W. Baird & Co. (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares available at Baird
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
◼
Shares purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird
◼
Shares purchased using the proceeds of redemptions from a Victory Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
◼
A shareholder in the Funds Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
◼
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Classes A and C Shares available at Baird
◼
Shares sold due to death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares bought due to returns of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s Prospectus
◼
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
◼
Shares acquired through a Right of Reinstatement
Front-End Load Discounts Available at Baird: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Victory Funds assets held by accounts within the purchaser’s household at Baird. Eligible Victory Funds assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of the Victory Funds through Baird, over a 13-month period of time
52

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.
Front-End Sales Charge Waivers on Class A Shares available at J.P. Morgan Securities LLC
◼
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
◼
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
◼
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
◼
Shares purchased through rights of reinstatement.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
◼
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A Share Conversion
◼
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC Waivers on Class A and C Shares available at J.P. Morgan Securities LLC
◼
Shares sold upon the death or disability of the shareholder.
◼
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
◼
Shares purchased in connection with a return of excess contributions from an IRA account.
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
◼
Shares acquired through a right of reinstatement.
Front-end load Discounts Available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in the Prospectus.
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”), which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
53

VF-MNI-PRO (11/23)
By mail:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

P.O. Box 182593
Columbus, OH 43218-2593
Statement of Additional Information (“SAI”): The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi Annual Reports: Annual and semi annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (“SEC”) on the SEC's Edgar database at sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-22696

November 1, 2023
Prospectus
Victory Market Neutral Income Fund
Member Class
CBHMX
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
vcm.com
800-235-8396

Victory Market Neutral Income Fund Summary
Investment Objective
The Victory Market Neutral Income Fund's (the “Fund”) objective is high current income.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(paid directly from your investment)
Member Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.80%
Fee Waiver/Expense Reimbursement[1]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.55%
1
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.55% of the Fund’s Member Class shares through at least October 31, 2024. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Member Class	$56	$230	$420	$967
1

Victory Market Neutral Income Fund Summary
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Principal Investment Strategy
The Fund pursues its investment objective by implementing a proprietary, “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets.
The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size. Second, the Fund seeks to offset market risk by selling short high-correlating equity index futures contracts, such as the S&P 500® Index, Russell 2000® or MSCI EAFE + Emerging Markets Indexes, or exchange-traded funds (“ETFs”) that track such indexes.
The Fund seeks to offset the remaining market risk by investing in long futures positions in the Nasdaq-100 Index and short futures positions in the S&P 500® Index, or use similar strategies the Adviser deems appropriate and necessary under current market conditions.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
2

Victory Market Neutral Income Fund Summary
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
◼
Futures Contracts Risk — The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.
◼
Hedging Risk — Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
◼
Leverage Risk — Using futures contracts to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.
◼
Put Option Risk — When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
Sold Options/Short Position Risk — The Fund will incur a loss as a result of a sold option or a short position if the price of the sold option or short position instrument increases in value between the date the Fund sells the position and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
3

Victory Market Neutral Income Fund Summary
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The information presented is for that of the Fund’s Member Class shares. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the average annual total returns of the Fund’s Member Class shares over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Member Class shares commenced operations on November 3, 2020. As a result, the returns in the bar chart and table that follow show the actual performance of Member Class shares from November 3, 2020, through December 31, 2022. Returns shown for prior periods reflect the returns for the Fund’s Class I shares, which are not offered by this prospectus. The performance for Member Class shares would have been substantially similar to the performance of Class I shares in prior periods because Member Class shares and Class I shares invest in the same portfolio and differ only with respect to certain class-specific expenses. The actual returns of Member Class shares would have been lower than those of Class I shares because Member Class shares have higher overall expenses than Class I shares. Performance reflects any expense limitations in effect during the periods shown.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Effective January 1, 2023, the Fund has selected the Bloomberg U.S. Treasury Bellwethers 3-Month Index to replace the FTSE Treasury Bill 3-Month Index because it believes this index is more representative of the Fund's investment universe. Updated performance information is available on the Fund’s website at vcm.com.
4

Victory Market Neutral Income Fund Summary
Calendar Year Returns for Member Class Shares
(The annual returns in the bar chart are for the Fund’s Class I shares for all years prior to 2021. Member Class returns are presented for years after 2020.)

10%
5%
0%
-5%
-2.61%
1.55%
0.27%
4.23%
6.99%
3.31%
2.81%
4.83%
3.18%
-2.71%
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	4.42%	June 30, 2020
Lowest Quarter	-3.72%	September 30, 2022

Year-to-date return	6.40%	September 30, 2023

Average Annual Total Returns (For the Periods Ended December 31, 2022)	1 Year	5 Years	10 Years
MEMBER CLASS Before Taxes	-2.71%	2.33%	2.18%
MEMBER CLASS After Taxes on Distributions	-5.91%	0.87%	1.09%
MEMBER CLASS After Taxes on Distributions and Sale of Fund Shares	-0.46%	1.58%	1.50%
Indices
Bloomberg U.S. Treasury Bellwethers 3-Month Index reflects no deduction for fees, expenses, or taxes	1.51%	1.28%	0.78%
FTSE 3-month U.S. Treasury Bill Index reflects no deduction for fees, expenses or taxes	1.50%	1.25%	0.74%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
5

Victory Market Neutral Income Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Victory Solutions platform, which oversees the Adviser's rules-basedinvestment strategies.
Portfolio Management
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018
Scott R. Kefer	Senior Portfolio Manager, VictoryShares and Solutions	Since October 2022
Lance Humphrey	Senior Portfolio Manager, VictoryShares and Solutions	Since October 2022
Free Foutz	Portfolio Implementation Manager, VictoryShares and Solutions	Since October 2022
Purchase and Sale of Fund Shares
Investment Minimums	Member Class
Minimum Initial Investment	$3,000
Minimum Subsequent Investments	$50
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
6

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages the Fund.
The Victory Market Neutral Income Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.” The Fund’s investment objective is a non-fundamental policy and may be changed, without shareholder approval, by the Board of Trustees upon 60 days’ prior written notice to shareholders.
The Adviser pursues the Fund’s investment objective by implementing a proprietary, “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. Because of the Fund’s market neutral strategy, the Fund’s overall price movements are not expected to correlate with the general stock market’s price movements. In other words, the Fund is expected to have returns that are independent of the returns and direction of the general foreign and domestic equity and bond markets.
The following section describes additional information about the principal investment strategy the Fund will use under normal market conditions to pursue its investment objective, as well as any secondary strategies the Fund may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The Statement of Additional Information (“SAI”) includes more information about the Fund, its investments, and the related risks. Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, the Fund may hold all or a portion of its assets in cash, short-term money market instruments, or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause the Fund to fail to meet its investment objective, and increase the Fund's expenses.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-235-8396 or please visit VictoryFunds.com.
7

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy. The Fund will not necessarily buy all of the securities listed below.
Derivatives
Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including credit default swap contracts, swaps, futures contracts (both short and long positions), options on futures contracts, options, and forward currency exchange contracts. The Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible purpose. Hedging may relate to a specific investment, a group of investments, or the Fund’s portfolio as a whole. Currently, some swaps may be negotiated bilaterally and others may be subject to mandatory clearing and exchange trading requirements. These requirements may decrease counterparty exposure and increase liquidity, but will not make swap transactions risk free.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. companies. Also may include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies, and exchange-traded funds (“ETFs”) that invest in foreign companies.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Additional Fund Strategies. The Adviser may use other types of investment strategies in pursuing the Fund's overall investment objective. The following describes the types of securities or techniques that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Fund's principal investment strategies. Additional securities and techniques are described in the Fund's SAI.
Investment Companies
The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers, and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities.
8

Risk Factors

The following provides additional information about the Fund's principal risks and supplements those risks discussed in the Fund's Fund Summary section of this Prospectus.
By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.
Derivatives Risk — Derivatives, such as futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.
Equity Securities Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities and rights and warrants, may fluctuate, sometimes rapidly or unpredictably. The Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that the Fund’s investment team views as unfavorable for equity securities. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, common stock, are entitled to the residual value after the company meets its other obligations. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions. Rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Foreign Securities Risk
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Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the United States. Investments in foreign countries could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations. Investments in depositary receipts (such as American Depositary Receipts and Global Depositary Receipts ) may also involve additional risks associated with the non-uniform
9

Risk Factors

terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts.
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Political Risk — Foreign securities markets may be more volatile than their counterparts in the United States. Investments in foreign countries could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
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Liquidity Risk — Securities that trade less frequently or with lower trade volume can be more difficult or more costly to buy or sell than more liquid or active investments. Liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than U.S. exchanges.
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Currency Risk — Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.
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Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the United States.
Hedging Risk — Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Large-Capitalization Stock Risk — Large-sized companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large-sized companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, investments in large-capitalization companies may underperform other stock funds such as funds that focus on the stocks of small- and medium-sized companies.
Large Shareholder Risk — The Fund, like all investment companies, pools the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. For example, significant levels of new investments in the Fund by shareholders may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause the Fund to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Fund to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of the Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund's shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its
10

Risk Factors

shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Leverage Risk — Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The use of leverage may cause the Fund to liquidate portfolio positions at inopportune times to satisfy its obligations. The use of leverage may also cause the Fund to incur additional expenses.
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Market Risk — Stock market risk refers to the fact that the prices of equity securities and other exchange traded investments typically fluctuate more than the values of debt and other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry, or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for the Fund's portfolio.
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Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, economic sanctions, currency controls or other actions by countries or international bodies, terrorism, trade disputes, embargoes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as
11

Risk Factors

COVID-19, may result in, among other things, closing borders, disruptions to health care service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
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Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which the Fund’s service providers rely may be subject to cyber-attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Put Option Risk — When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
Smaller-Company Stock Risk — The earnings and prospects of small- and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Sold Options/Short Position Risk — The Fund will incur a loss as a result of a sold option or other short position if the price of the sold option or short position instrument increases in value between the date of the Fund sells the position and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price. The Fund’s losses are potentially large in a sold put transaction and potentially unlimited in a sold call transaction.
Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund's SAI.
Investment Company Risk — The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences
12

Risk Factors

for the Fund. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
13

Organization and Management of the Fund

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment advisory agreement. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of September 30, 2023, the Adviser managed and advised assets totaling in excess of $153.5 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
A discussion regarding the basis of the Board’s approval of the Fund's Advisory Agreement is available in the Fund's most recent semi annual report to shareholders for the period ended December 31.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Adviser’s Victory Solutions platform oversees its rules-based investment strategies and is responsible for the day-to-day investment management of the Fund.
Advisory fees to be paid annually, before waivers, will be equal to an annual rate of 0.35% of the average daily net assets of the Fund.
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to the Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.
Portfolio Management
Mannik Dhillon serves as President, VictoryShares and Solutions, for the Adviser and has been a portfolio manager of the Fund since May 2018. From 2015-2017, he served as the Adviser’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA and CAIA® charterholder.
Scott R. Kefer, CFA, Senior Portfolio Manager, has co-managed the Fund since October 2022. Mr. Kefer is a CFA charterholder. He has served as a Senior Portfolio Manager for the Adviser or an affiliate since 1999. He began his investment career in 1993 with U.S. Trust Company and holds a B.S. in Business Administration & Management from Skidmore College.
Lance Humphrey, CFA, Senior Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since October 2022. Mr. Humphrey has 16 years of investment management experience, 12 years of which were with USAA Asset Management Company, which was acquired by the Adviser’s parent company in 2019. Education: M.B.A., University of Texas – San Antonio and a B.A., finance, Texas State University. He holds the CFA designation and is a member of the CFA Society of San Antonio.
Free Foutz, Portfolio Implementation Manager, has co-managed the Fund since October 2022. He is responsible for portfolio implementation and investment operations for the VictoryShares and Solutions team. He is a member of Victory Capital’s Operating Committee, Management Committee, and GIPS Committee. He began his investment career in 2002 and joined Victory Capital in 2015.
The Fund's SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Fund.
14

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. The following sections describe how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund.
Only Member Class shares are offered in this Prospectus. Member Class shares are available for purchase only by eligible shareholders. The Funds offer other share classes in different prospectuses.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-235-8396. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other intermediaries may charge fees for their services.

15

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
The Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily. In the event of an emergency or other disruption in trading on the NYSE, the Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open. The NYSE is closed on weekends, most national holidays, and Good Friday.
To the extent the Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem the Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Adviser will price the Fund’s investments at fair value in accordance with applicable regulatory requirements. A security will be fair valued when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
The Fund's NAV is available by calling 800-235-8396 or by visiting the Fund's website at VictoryFunds.com.
16

Investing in Member Class Shares

This Prospectus offers Member Class shares of the Fund. The Fund offers other classes of shares in a separate prospectus.
When you purchase shares of the Fund, you must choose a share class. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
The Fund reserves the right to change the eligibility criteria for purchasing a particular share class. The Fund may also waive any applicable eligibility criteria or investment minimums at its discretion.
The Fund or any share class may be closed at any time for failure to achieve an economical level of assets or for other reasons.
MEMBER CLASS SHARES
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No front-end sales charge or contingent deferred sales charge (“CDSC”). All your money goes to work for you right away.
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Member Class shares are only available to certain investors.
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Member Class shares do not pay any ongoing distribution and/or service (12b-1) fees.
Eligibility Requirements to Purchase Member Class Shares
Member Class shares may only be purchased by USAA members, by shareholders investing directly with the Fund who do not have a third-party financial intermediary or registered representative assigned, or directly in certain products sponsored by the Adviser or its affiliates, or if pursuant to an agreement.
Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by the Fund. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
17

Information About Fees

Member Class shares are primarily intended for purchase directly from the Victory Funds. In the event you purchase the Fund or hold your shares through an Investment Professional, a broker-dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.”
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
18

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-235-8396. You can also download an Account Application by visiting the Victory Funds’ website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund's Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third-party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Member Class shares, you must first be an Eligible Investor, as discussed in the section Investing in Member Class Shares — Eligibility Requirements to Purchase. There is a $3,000 minimum investment amount required for Member Class shares beyond those set forth in the Eligibility Requirements to Purchase.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.
19

How to Buy Shares

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
The Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
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By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
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By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-235-8396 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
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By Exchange
You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
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Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
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By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
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By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-235-8396 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
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By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.
20

How to Buy Shares

Other Purchase Rules You Should Know
The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182903 Columbus, OH 43218-2903
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-235-8396
BY WIRE	Call 800-235-8396 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-235-8396
ON THE INTERNET	VictoryFunds.com
21

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-235-8396 or by visiting VictoryFunds.com
The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class of any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
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Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
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To exchange with another Victory Fund, the other Victory Fund must be eligible for exchange with your Fund.
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Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Fund's other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees, and expenses.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section titled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Fund's share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
22

How to Exchange Shares

Requesting an Exchange
You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
23

How to Sell Shares

There are a number of convenient ways to sell your shares.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-235-8396. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” You have the following options for receiving your redemption proceeds:
◼
Mail a check to the address of record;
◼
Wire funds to a previously designated domestic financial institution;
◼
Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
Victory Funds’ transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. You can use the same mailing addresses listed for purchases. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker-dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
You may transfer your proceeds by ACH to a domestic bank. Normally, your redemption will be processed on the same day if your request is received before the close of trading on the NYSE. If your request is received after the close of trading it will be processed on the next business day.
24

How to Sell Shares

Systematic Withdrawal Plan
If you own shares in a single investment account (accounts in different Victory Funds offering Member Class shares cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have such withdrawals invested in another Victory Fund offering Member Class shares. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
The Fund may suspend your right to redeem your shares in the following circumstances:
◼
During non-routine closings of the NYSE;
◼
When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
◼
The Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
25

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest.
If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary; and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, the Fund declares and pays dividends monthly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-235-8396.
26

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.
◼
You will pay tax on dividends from the Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from the Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Fund.
◼
An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
◼
Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
The Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, the Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
27

Distributions and Taxes

◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by the Fund to such entities. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
◼
The Fund may provide estimated capital gain distribution information through the website at VictoryFunds.com.
28

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (“SVP”) stamp or a Medallion signature guarantee (“MSG”). In some instances a Notary Public stamp is an acceptable alternative. As with an MSG, an SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
29

Important Fund Policies

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund (or the Adviser, as appropriate) will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of the Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board of Trustees, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator, and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer, or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Board of Trustees.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI, which is available upon request and on the Fund's website at VictoryFunds.com.
30

Important Fund Policies

Performance
The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-235-8396, and they will be delivered promptly.
While this Prospectus and the SAI of the Fund describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.
31

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The information presented has been audited by Cohen & Company, Ltd., the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.
32

Victory Market Neutral Income Fund
	Member Class
	Year Ended 6/30/23	Year Ended 6/30/22	11/3/20(a) through 6/30/21
Net Asset Value, Beginning of Period	$9.31	$9.51	$9.62
Investment Activities:
Net investment income (loss)(b)	0.38	0.41	0.25
Net realized and unrealized gains (losses)	(0.27)	(0.29)	0.04
Total from Investment Activities	0.11	0.12	0.29
Distributions to Shareholders from:
Net investment income	(0.38)	(0.32)	(0.15)
Net realized gains	(0.66)	—	(0.25)
Total Distributions	(1.04)	(0.32)	(0.40)
Net Asset Value, End of Period	$8.38	$9.31	$9.51
Total Return(c),(d)	1.55%	1.20%	3.05%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.55%	0.58%(g)	0.60%
Net Investment Income (Loss)(e)	4.32%	4.34%	3.94%
Gross Expenses(e),(f)	0.80%	1.08%	5.38%
Supplemental Data:
Net Assets at end of period (000's)	$14,384	$13,910	$2,518
Portfolio Turnover(c),(h)	87%	61%	89%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(h)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
33

VF-MNI-MEM-PRO (11/23)
By mail:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903

P.O. Box 182903
Columbus, OH 43218-2903
Statement of Additional Information (“SAI”): The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi Annual Reports: Annual and semi annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-235-8396
You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (“SEC”) on the SEC's Edgar database at sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-22696

November 1, 2023
Prospectus
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
CUHAX	CUHCX	CUHIX	—	—	—
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
vcm.com
800-539-FUND (800-539-3863)

Victory US 500 Enhanced Volatility Wtd Index Fund Summary
Investment Objective
The Victory US 500 Enhanced Volatility Wtd Index Fund (the “Fund”)  seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 17 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.35%	0.41%	0.44%
Acquired Fund Fees and Expenses[3]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.36%	2.17%	1.20%
Fee Waiver/Expense Reimbursement[4]	(0.31)%	(0.37)%	(0.40)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	1.05%	1.80%	0.80%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests that are indirectly incurred by the Fund. Total annual operating expenses may not correlate to the ratio of expenses to the average daily net assets shown in the financial highlights, which reflect the operating expenses and do not include Acquired Fund Fees and Expenses.
4
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.99%, 1.74%, and 0.74% of the Fund’s Class A, C, and I shares, respectively, through at least October 31, 2024. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the
Fund’s Board of Trustees.

Victory US 500 Enhanced Volatility Wtd Index Fund Summary
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$676	$952	$1,249	$2,091
Class C	$283	$644	$1,131	$2,268
Class I	$82	$341	$621	$1,419
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$183	$644	$1,131	$2,268
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 266% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in the stock of the issuers included in the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”), an unmanaged, volatility weighted index maintained exclusively by Nasdaq Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Adviser.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The term “Enhanced” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as further described below.
The Index follows a rules-based methodology to construct its constituent securities:
◼
The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings across the last 12 months.
2

Victory US 500 Enhanced Volatility Wtd Index Fund Summary
◼
The Index identifies the 500 largest U.S. stocks by market capitalization measured at the time the Index’s constituent securities are determined.
◼
The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index’s criteria. As of September 30, 2023, the Index had a market capitalization range from $0.5 billion to $2.7 trillion.
The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the Index to cash or cash equivalents. Market decline is measured at month-end by reference to the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (“Reference Index”), an unmanaged, volatility weighted index, which is composed of the same securities as in the Index but without any allocation to cash or cash equivalents.
A “significant market decline” means a decline of 10% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value during which, the Index’s exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.
During a period of significant market decline that is 10% or more but less than 20% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index.
The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month end, as follows:
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The Index will return to being 100% allocated to stocks if the subsequent month end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point.
◼
If the Reference Index declines by 20% or more but less than 30% from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index.
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If the Reference Index declines by 30% or more but less than 40% from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index.
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If the Reference Index declines by 40% or more from its all-time daily high closing value as measured at a subsequent month end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index.
The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund may experience higher portfolio turnover and incur additional transaction costs.
During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.
The Fund seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index.
3

Victory US 500 Enhanced Volatility Wtd Index Fund Summary
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Passive Investment Risk/Index Risk — The Fund is designed to track the Index and is not actively managed. The Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry, or sector, unless that security is added to or removed, respectively, from the Index. The Fund does not, therefore, seek returns in excess of the Index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the Index.
Tracking Risk — The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.
Index/Defensive Positioning Risk — Because the Index's allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index's prescribed liquidation and reinvestment strategy, if employed, will be successful in minimizing downside market risk.
4

Victory US 500 Enhanced Volatility Wtd Index Fund Summary
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Rebalancing Risk — In purchasing and selling securities to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise, and the rebalancing may result in high portfolio turnover. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
5

Victory US 500 Enhanced Volatility Wtd Index Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

40%
30%
20%
10%
0%
-10%
-20%
31.58%
11.08%
-1.19%
13.67%
21.52%
-9.21%
20.85%
19.00%
25.30%
-14.77%
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	15.05%	December 31, 2020
Lowest Quarter	-14.84%	December 31, 2018

Year-to-date return	-7.60%	September 30, 2023

Average Annual Total Returns (For the Periods Ended December 31, 2022)	1 Year	5 Years	10 Years
CLASS A Before Taxes	-19.66%	5.61%	10.11%
CLASS A After Taxes on Distributions	-24.76%	1.54%	7.32%
CLASS A After Taxes on Distributions and Sale of Fund Shares	-8.03%	3.80%	7.77%
CLASS C Before Taxes	-16.03%	6.06%	10.10%
CLASS I Before Taxes	-14.57%	7.12%	11.04%
Indices
S&P 500® Index reflects no deduction for fees, expenses, or taxes	-18.11%	9.42%	12.56%
Nasdaq Victory US Large Cap 500 Long/Cash Vol.Wtd Index reflects no deduction for fees, expenses or taxes	-13.78%	7.98%	12.11%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
6

Victory US 500 Enhanced Volatility Wtd Index Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser's Victory Solutions platform, which oversees the Adviser's rules-basedinvestment strategies.
Portfolio Management
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018
Purchase and Sale of Fund Shares
The Fund generally is closed to new investors. See the section titled How to Buy Shares in the Fund's Prospectus for more information.
Investment Minimums	Class A	Class C	Class I
Minimum Initial Investment	$2,500	$2,500	$2,000,000
Minimum Subsequent Investments	$50	$50	None
For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
7

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages the Fund.
The Victory US 500 Enhanced Volatility Wtd Index Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
The Fund’s investment objective is non-fundamental. In addition, the Fund's policy to invest under normal market conditions at least 80% of its assets in stock of the issuers included in the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”) is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ prior written notice to shareholders. For purposes of the Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes.
This section describes additional information about the principal investment strategy that the Fund will use under normal market conditions to pursue its investment objective.
In managing the Fund, the Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, the Fund pursues its investment objective by seeking to track the price and yield performance, before fees and expenses, of the Index, an unmanaged, volatility weighted index maintained by Nasdaq Inc. The Fund does not try to outperform the Index.
The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maintain liquidity.
From time to time, the Fund may take temporary defensive positions based on the construction of the Index, which is designed to respond to periods of market decline. During any periods of significant market decline, when the Enhanced Fund’s underlying Index is less than 100% exposed to the market, the cash portion of the Index will be invested in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations. During such times, the Fund would not benefit from any market appreciation.
If significant market volatility during a month result in the Index passing multiple trigger points, the Index will adjust its allocation to cash and cash equivalents according to the rules described above, without regard to any interim triggers. For example, if an Index’s initial trigger point is 10% or more but less than 20% and the Reference Index experiences an initial decline of 11% from its all-time daily high closing value, the Index will be allocated 75% to cash and 25% to stocks included in the Reference Index. If instead, the initial decline of the Reference Index at month-end is 22%, the Index will be allocated 50% to cash and 50% to stocks.
When the Index has allocated any portion of its value to cash, the Index will only continue reallocating to stocks according to its rules, regardless of subsequent market movements. The Index will only allocate additional amounts to cash or cash equivalents once the Reference Index has fully returned to 100% allocation to stocks.
At times, the Adviser may invest all or a portion of a Fund’s assets in another investment company advised by it, including an ETF, that seeks to track the same Index as the Fund or a similar index. The Adviser may choose to do so, for example, when holding such other investment company would be more efficient than investing directly in the individual constituent securities of the Index.
8

Additional Fund Information

Though not a principal investment strategy, for cash management purposes, the Fund may hold all or a portion of its assets in index futures or shares of other investment companies, such as money market funds. To the extent that it does so, the Fund may not benefit from any upswing in the market and may fail to meet its investment objective.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.
9

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy. The Fund will not necessarily buy all of the securities listed below.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
U.S. Government Securities
Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.
Additional Fund Strategies. The Adviser may use other types of investment strategies in pursuing the Fund's overall investment objective. The following describes the types of securities or techniques that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Fund's principal investment strategies. Additional securities and techniques are described in the Fund's SAI.
Derivatives
From time to time, the Fund may invest in derivatives, which are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate, or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including but not limited to futures contracts, options on futures contracts, options, swaps, and forward currency exchange contracts. The Fund may, but is not required to, use index futures for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. The Fund will not use derivatives for speculative purposes.
Investment Companies
The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers, and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities.
10

Risk Factors

The following provides additional information about the Fund's principal risks and supplements those risks discussed in the Fund's Fund Summary section of this Prospectus.
By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.
Debt Securities Risks — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates, adverse economic or political conditions, tariffs and trade disruptions, inflation, or adverse investor sentiment generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Changes in value may occur sharply and unpredictably. Other factors that may affect the value of a debt security include public health crises, such as the COVID-19 pandemic, and responses by governments and companies to such crises. The COVID-19 pandemic could continue to have, and any future infectious illness outbreaks may have, an adverse impact on the issuers of debt securities in which the Fund may invest and the global economy in general, which impact could be material.
This pandemic, which has spread rapidly across the world, has led, and will continue to lead, for an unknown period of time to disruptions in local, regional, national, and global markets and economies. The outbreak has resulted in, and until fully resolved could continue to result in, among other things, volatility and disruption of markets, including greater volatility in pricing and spreads, and rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general. For example, actions by the U.S. Federal Reserve (the “Fed”) have included direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty. The COVID-19 pandemic and other market events also may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
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Interest Rate Risk — The value of a security will decline if interest rates rise. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. The longer the Fund’s average portfolio duration, the more sensitive the Fund will be to changes in interest rates. In addition, during periods of increased market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives. Decisions by the Fed regarding interest rate and monetary policy can have a significant effect on the value of debt securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. More recently, interest rates have increased and may continue to increase, potentially quickly and significantly, thereby heightening the Fund's exposure to the risks associated with rising rates. The impact on various markets that interest rate or other significant policy changes may have is unknown.
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Inflation Risk — Inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.
11

Risk Factors

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Reinvestment Risk — When interest rates are declining, the interest income and prepayments on a security the Fund receives will have to be reinvested at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.
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Credit (or Default) Risk — The issuer of a debt security may be unable to make timely payments of interest or principal. Credit risk is measured by nationally recognized statistical rating organizations (“NRSROs”) such as S&P Global Ratings, Fitch Ratings, Inc., and Moody’s Investors Service.
◼
Liquidity Risk — Securities that trade less frequently or with lower trade volume can be more difficult or more costly to buy or sell than more liquid or active investments. Liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than U.S. exchanges.
◼
Redemption Risk — The Fund may experience periods of heavy shareholder redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.
Equity Securities Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities and rights and warrants, may fluctuate, sometimes rapidly or unpredictably. The Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that the Fund’s investment team views as unfavorable for equity securities. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, common stock, are entitled to the residual value after the company meets its other obligations. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions. Rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Index/Defensive Positioning Risk — Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not be able to immediately react to changes in market conditions that occur between reallocations. During temporary periods that the Fund is invested in fixed income investments, the Fund would not benefit from any upswing in the equity markets. In the event the Index allocates to cash, the additional purchases and sales of portfolio securities may result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. There is no guarantee that the Index’s prescribed liquidation and reinvestment strategy, if employed, will be successful in minimizing downside market risk.
12

Risk Factors

Index Strategy Risk — The Fund will invest in the securities included in the Index regardless of market trends. As a result, the Fund does not modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large-capitalization sector of the U.S. stock market.
Large-Capitalization Stock Risk — Large-sized companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large-sized companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, investments in large-capitalization companies may underperform other stock funds such as funds that focus on the stocks of small- and medium-sized companies.
Market Risk — Stock market risk refers to the fact that the prices of equity securities and other exchange traded investments typically fluctuate more than the values of debt and other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry, or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for the Fund's portfolio.
◼
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, economic sanctions, currency controls or other actions by countries or international bodies, terrorism, trade disputes, embargoes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as COVID-19, may result in, among other things, closing borders, disruptions to health care service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
◼
Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies,
13

Risk Factors

unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which the Fund’s service providers rely may be subject to cyber-attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Passive Investment Risk/Index Risk — The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund, unless such defensive positions are also taken by the Index. There is no assurance that the Index will be compiled or calculated accurately.
Portfolio Turnover Risk — Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, dealer mark-ups and bid/asked spreads and transaction costs on the sale of securities and reinvestment in other securities. Such costs are not reflected in the Fund's Total Annual Fund Operating Expenses set forth under “Fund Fees and Expenses” but do have the effect of reducing the Fund's investment return. Such sales may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.
Rebalancing Risk — In purchasing and selling securities to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise, and the rebalancing may result in high portfolio turnover. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on a Fund and its shareholders.
Tracking Risk — The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by its index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. In addition, for purposes of calculating the Fund’s NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using prevailing market rates on the
14

Risk Factors

date of valuation as quoted by one or more data service providers. This conversion may result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s index, which, in turn, could result in a difference between the Fund’s performance and the performance of its index. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.
Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund's SAI.
Derivatives Risk — Derivatives, such as forward currency contracts, futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.
Investment Company Risk — The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for the Fund. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
15

Organization and Management of the Fund

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment advisory agreement. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of September 30, 2023, the Adviser managed and advised assets totaling in excess of $153.5 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
A discussion regarding the basis of the Board’s approval of the Fund's Advisory Agreement is available in the Fund's most recent semi annual report to shareholders for the period ended December 31.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The Adviser’s Victory Solutions platform oversees its rules-based investment strategies and is responsible for the day-to-day investment management of the Fund.
Advisory fees to be paid annually, before waivers, will be equal to an annual rate of 0.70% of the average daily net assets of the Fund.
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to the Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.
Portfolio Management
Mannik Dhillon serves as President, VictoryShares and Solutions, for the Adviser and has been a portfolio manager of the Fund since May 2018. From 2015-2017, he served as the Adviser’s Head of Investment Solutions, Product, and Strategy. From 2010 to 2015, Mr. Dhillon served as a managing director and head of manager research with Wilshire Associates, where he evaluated asset managers and led strategic consulting engagements. Mr. Dhillon is a CFA and CAIA® charterholder.
The Fund's SAI provides additional information about the portfolio manager's method of compensation, other accounts he manages and any ownership interests he may have in the Fund.
16

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class it may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6, and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by the Fund. The classes of shares that are offered by the Fund are those listed on the cover page designated with a ticker symbol. The Fund may also offer other share classes in different prospectuses.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND (800-539-3863). They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

17

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
The Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily. In the event of an emergency or other disruption in trading on the NYSE, the Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open. The NYSE is closed on weekends, most national holidays, and Good Friday.
To the extent the Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem the Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Adviser will price the Fund’s investments at fair value in accordance with applicable regulatory requirements. A security will be fair valued when:
◼
Trading in the security has been halted;
◼
The market quotation for the security is clearly erroneous due to a clerical error;
◼
The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
◼
An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
The Fund's NAV is available by calling 800-539-FUND (800-539-3863) or by visiting the Fund's website at VictoryFunds.com.
18

Choosing a Share Class

CLASS A
◼
Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
◼
A contingent deferred sales charge (“CDSC”) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class A shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Lower annual expenses than Class C or Class R shares.
CLASS C
◼
No front-end sales charge. All your money goes to work for you right away.
◼
A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class C shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Higher annual expenses than all other classes of shares.
CLASS I
◼
No front-end sales charge or CDSC. All your money goes to work for you right away.
◼
Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class I shares are only available to certain investors.
◼
Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
◼
No front-end sales charge or CDSC. All your money goes to work for you right away.
◼
Class R shares pay ongoing distribution and/or service (12b-1) fees.
◼
Class R shares are only available to certain investors.
◼
Higher annual expenses than all classes except Class C shares.
CLASS R6
◼
No front-end sales charge or CDSC. All your money goes to work for you right away.
◼
Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class R6 shares are only available to certain investors.
◼
Typically lower annual expenses than all other classes of shares.
CLASS Y
◼
No front-end sales charge or CDSC. All your money goes to work for you right away.
◼
Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class Y shares are only available to certain investors.
◼
Typically lower annual expenses than Classes A, C and R shares.
Share Classes
When you purchase shares of the Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6, and Class Y shares. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best
19

Choosing a Share Class

suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Fund reserves the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Fund may also waive any applicable eligibility criteria or investment minimums at its discretion.
The Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Fund reserves the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.
The current sales charge rates and breakpoint levels for Class A shares of the Fund are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
20

Choosing a Share Class

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
$1,000,000 and above[1]	0.00%	0.00%
1 A contingent deferred sales charge (“CDSC”) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges or, in some cases, eliminate sales charges.
There are a number of ways you can reduce or eliminate your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21) with regard to Rights of Accumulation.
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Fund or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Fund or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
◼
Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
◼
Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though you were investing the total amount in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth
21

Choosing a Share Class

in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
◼
Right of Accumulation - Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current market value of prior investments made by you, your spouse (including domestic partner), and your children under age 21 in any class of shares of any Victory Fund (except money market funds and any assets held in group retirement plans). The value of eligible existing holdings will be calculated by using the greater of the current value or the original investment amount. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Funds that the Right applies each time shares are purchased and provide sufficient information to permit confirmation of qualification;
◼
Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of the Fund;
◼
Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
◼
Purchases of at least $250,000 for certain Funds or $1 million for others;
◼
Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
◼
Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Fund's distributor (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
◼
Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
◼
Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
◼
Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
◼
Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
◼
Shareholders investing directly with the Fund who do not have a third-party financial intermediary or registered representative assigned, or who invest directly in certain products sponsored by the Adviser or its affiliates;
◼
Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
◼
Individuals who reinvest the proceeds of redemptions from Class I, Class R6, or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
22

Choosing a Share Class

CDSC for Class A Shares
A CDSC of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
◼
To the extent that the shares redeemed:
◼
are no longer subject to the holding period for such shares;
◼
resulted from reinvestment of distributions; or
◼
were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
◼
Following the death or post-purchase disability of:
◼
a registered shareholder on an account; or
◼
a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
◼
Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
23

Choosing a Share Class

◼
required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
◼
tax free returns of excess contributions or returns of excess deferral amounts;
◼
distributions on the death or disability of the account holder;
◼
distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
◼
distributions as a result of separation of service;
◼
Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
◼
In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
◼
When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
◼
Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; or
◼
Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.
The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; and
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
24

Choosing a Share Class

◼
Investors who purchase through Advisory Programs with an approved financial intermediary; or
◼
Registered investment companies.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Clients of state-registered or federally registered investment advisors (“RIAs”), where such RIAs trade through institutional trading platforms approved by the Fund, who invest at least $2,500;
◼
Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
◼
Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
◼
Purchases by:
◼
investment advisory clients of the Adviser; or
◼
investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Victory Funds, and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by the Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to Victory Portfolios II (the “Trust”).
The Fund reserves the right to change the criteria for eligible investors and the investment minimums.
25

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C and Class R shares of the Fund.
Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of its Class A shares. Under the Class R Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of its Class R shares. The fee is paid for general distribution services and for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.
Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
26

Information About Fees

Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker-dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of the Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.
27

How to Buy Shares

Closed to New Investors
The Fund is generally closed to new investors. The Fund will continue to be available for investment (by direct purchase or exchange) by the following:
◼
existing shareholders,
◼
investors that purchase shares through certain financial intermediaries,
◼
retirement plans that purchase shares through certain recordkeepers, and
◼
current and retired Fund trustees, officers, employees of the Adviser and Affiliated Providers, and their family members.
The Victory Funds may impose additional limitations on the purchase of shares at any time in their discretion, and may waive or eliminate any limitation at any time without notice. Contact the Victory Funds for more information.
Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds’ website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund's Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third-party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.
28

How to Buy Shares

Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. Eligible Investors may be subject to a minimum investment amount as detailed in that section.
For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
The Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
◼
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
29

How to Buy Shares

◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
◼
By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.
Other Purchase Rules You Should Know
The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	VictoryFunds.com
30

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds.
You can obtain a list of Victory Funds available for exchange by calling
800-539-FUND (800-539-3863) or by visiting VictoryFunds.com

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class of any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
◼
To exchange with another Victory Fund, the other Victory Fund must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Fund's other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees, and expenses.
Class C Share Conversion
Class C shares of the Fund will automatically convert to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section titled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Fund's share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
31

How to Exchange Shares

Requesting an Exchange
You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
32

How to Sell Shares

There are a number of convenient ways to sell your shares.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” You have the following options for receiving your redemption proceeds:
◼
Mail a check to the address of record;
◼
Wire funds to a previously designated domestic financial institution;
◼
Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
Victory Funds’ transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. You can use the same mailing addresses listed for purchases. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker-dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
You may transfer your proceeds by ACH to a domestic bank. Normally, your redemption will be processed on the same day if your request is received before the close of trading on the NYSE. If your request is received after the close of trading it will be processed on the next business day.
33

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
The Fund may suspend your right to redeem your shares in the following circumstances:
◼
During non-routine closings of the NYSE;
◼
When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
◼
The Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
34

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest.
If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary; and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).
35

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.

The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.
◼
You will pay tax on dividends from the Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from the Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Fund.
◼
An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
◼
Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
The Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, the Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
36

Distributions and Taxes

◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by the Fund to such entities. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
◼
The Fund may provide estimated capital gain distribution information through the website at VictoryFunds.com.
37

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (“SVP”) stamp or a Medallion signature guarantee (“MSG”). In some instances a Notary Public stamp is an acceptable alternative. As with an MSG, an SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
38

Important Fund Policies

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund (or the Adviser, as appropriate) will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of the Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board of Trustees, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator, and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer, or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Board of Trustees.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI, which is available upon request and on the Fund's website at VictoryFunds.com.
39

Important Fund Policies

Performance
The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Fund describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.
40

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The information presented has been audited by Cohen & Company, Ltd., the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.
41

Victory US 500 Enhanced Volatility Wtd Index Fund
	Class A
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net Asset Value, Beginning of Period	$13.33	$16.62	$13.42	$14.26	$16.50
Investment Activities:
Net investment income (loss)(a)	0.16	0.08	0.07	0.08	0.13
Net realized and unrealized gains (losses)	(0.05)	(1.31)	4.77	0.88	(0.36)
Total from Investment Activities	0.11	(1.23)	4.84	0.96	(0.23)
Distributions to Shareholders from:
Net investment income	(0.14)	(0.08)	(0.05)	(0.07)	(0.12)
Net realized gains	(3.59)	(1.98)	(1.59)	(1.73)	(1.89)
Total Distributions	(3.73)	(2.06)	(1.64)	(1.80)	(2.01)
Net Asset Value, End of Period	$9.71	$13.33	$16.62	$13.42	$14.26
Total Return (excludes sales charge)(b)	(0.84)%	(9.25)%	38.05%	6.71%	(0.01)%
Ratios to Average Net Assets:
Net Expenses(c)	0.99%	0.99%	0.99%	0.99%	0.99%
Net Investment Income (Loss)	1.37%	0.52%	0.47%	0.56%	0.84%
Gross Expenses(c)	1.30%	1.25%	1.24%	1.28%	1.25%
Supplemental Data:
Net Assets at end of period (000's)	$22,745	$25,643	$31,504	$26,394	$33,406
Portfolio Turnover(d)	266% (e)	101%	68%	54%	120% (f)
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e)
Portfolio turnover increased significantly due to the long/cash strategy.
(f)
Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.
42

Victory US 500 Enhanced Volatility Wtd Index Fund (Continued)

	Class C
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net Asset Value, Beginning of Period	$12.68	$15.95	$12.99	$13.90	$16.16
Investment Activities:
Net investment income (loss)(a)	0.06	(0.03)	(0.04)	(0.03)	0.02
Net realized and unrealized gains (losses)	(0.03)	(1.25)	4.59	0.87	(0.35)
Total from Investment Activities	0.03	(1.28)	4.55	0.84	(0.33)
Distributions to Shareholders from:
Net investment income	(0.06)	(0.01)	—(b)	(0.02)	(0.04)
Net realized gains	(3.59)	(1.98)	(1.59)	(1.73)	(1.89)
Total Distributions	(3.65)	(1.99)	(1.59)	(1.75)	(1.93)
Net Asset Value, End of Period	$9.06	$12.68	$15.95	$12.99	$13.90
Total Return (excludes contingent deferred sales charge)(c)	(1.56)%	(9.97)%	36.98%	5.96%	(0.73)%
Ratios to Average Net Assets:
Net Expenses(d)	1.74%	1.74%	1.74%	1.74%	1.74%
Net Investment Income (Loss)	0.60%	(0.22)%	(0.29)%	(0.19)%	0.10%
Gross Expenses(d)	2.11%	2.03%	1.99%	2.03%	2.00%
Supplemental Data:
Net Assets at end of period (000's)	$10,986	$17,132	$24,465	$26,240	$35,649
Portfolio Turnover(e)	266% (f)	101%	68%	54%	120% (g)
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d)
Does not include acquired fund fees and expenses, if any.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f)
Portfolio turnover increased significantly due to the long/cash strategy.
(g)
Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.
43

Victory US 500 Enhanced Volatility Wtd Index Fund (Continued)

	Class I
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net Asset Value, Beginning of Period	$13.34	$16.64	$13.43	$14.26	$16.50
Investment Activities:
Net investment income (loss)(a)	0.19	0.12	0.11	0.12	0.17
Net realized and unrealized gains (losses)	(0.06)	(1.31)	4.77	0.88	(0.36)
Total from Investment Activities	0.13	(1.19)	4.88	1.00	(0.19)
Distributions to Shareholders from:
Net investment income	(0.16)	(0.13)	(0.08)	(0.10)	(0.16)
Net realized gains	(3.59)	(1.98)	(1.59)	(1.73)	(1.89)
Total Distributions	(3.75)	(2.11)	(1.67)	(1.83)	(2.05)
Net Asset Value, End of Period	$9.72	$13.34	$16.64	$13.43	$14.26
Total Return(b)	(0.60)%	(9.03)%	38.43%	6.97%	0.24%
Ratios to Average Net Assets:
Net Expenses(c)	0.74%	0.74%	0.74%	0.74%	0.74%
Net Investment Income (Loss)	1.60%	0.78%	0.71%	0.86%	1.10%
Gross Expenses(c)	1.14%	1.02%	0.98%	1.02%	1.00%
Supplemental Data:
Net Assets at end of period (000's)	$6,841	$11,386	$14,789	$14,179	$26,501
Portfolio Turnover(d)	266% (e)	101%	68%	54%	120% (f)
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e)
Portfolio turnover increased significantly due to the long/cash strategy.
(f)
Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.
44

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co., Oppenheimer & Co. Inc., Stifel, Nicolaus & Company, Incorporated, Robert W. Baird & Co., or J.P. Morgan Securities LLC platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers unavailable through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch (“Merrill”) platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or in the SAI. Effective on or about April 1, 2024, Merrill will change the share classes that are eligible for rights of accumulation for purchases of fund shares in Merrill accounts.
Front-End Sales Load Waivers
◼
Level-load to front-end load share class exchanges:
Merrill will automatically exchange level-load shares held in Merrill accounts to front-end load shares of the same mutual fund in the month following the 5-year anniversary of the date the level load shares were purchased or the date the level-load shares were transferred into a Merrill account. If a Fund’s prospectus permits level-load to front-end load exchanges sooner than 5 years, the earlier prospectus exchange privilege will automatically apply.
Merrill will automatically exchange level-load shares held in Merrill accounts to front-end load shares of the same mutual fund in accordance with the timing disclosed in a fund’s prospectus.
◼
Eligible employees of Merrill or its affiliates: Eligibility will vary depending on your job role at, or your relationship to an eligible employee of, Bank of America N.A. Prior to executing a transaction in mutual fund shares, contact your financial advisor to confirm your eligibility.
◼
Merrill Household: Whether an account is included in your Merrill “household” depends on the account relationship (e.g., two of the following attributes: same last name, address, and tax identification number), family relationship, and/or the type of account. In addition, accounts held in Bank of America channels outside of Merrill are not eligible to be included in in your Merrill Household. Please contact your financial advisor to inquire whether an account is included in your Merrill Household prior to your purchase.
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load shares
◼
Limits on systematic withdrawals: Systematic withdrawals cannot exceed 10% of the current net asset value of an account’s holding in a particular mutual fund on an annualized basis.
45

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoint discounts, as described in a fund’s prospectus, where the sales charge is at or below the maximum sales charge (currently 3.5%) that Merrill permits to be assessed to a front-end load purchase: Based on your investment needs, if the sales load assessed to your purchase amount would exceed the maximum sales charge of 3.5%, you can instead choose to invest the same dollar amount in level-load shares or purchase an amount of front-end load shares that would bring the sales charge to 3.5% or lower.
◼
Eligible share classes for rights of accumulation (ROA):Your aggregated mutual fund holdings in a fund family’s eligible share classes, as listed in the fund’s prospectus, held in your Merrill Household’s accounts, will be combined with your purchase to determine if your purchase qualifies for a breakpoint discount. Holdings in products other than mutual funds and any mutual funds that are not eligible for ROA, as disclosed in the fund’s prospectus, will not count towards ROA. In addition, mutual fund family assets not held at Merrill may be included in the ROA calculation only if clients notify their financial advisors about such assets.
◼
Letters of Intent (LOI): Whether your purchase is eligible for a breakpoint discount will depend on a variety of conditions such as whether: (1) the fund family permits LOIs or allows a particular mutual fund or share class to be counted towards your LOI commitment; (2) your purchase is in an account in your Merrill Household and (3) you fulfill your LOI Commitment within a 13-month period. Please contact your financial advisor to discuss eligibility and to obtain Merrill’s LOI form, which contains more detailed information.
Ameriprise Financial
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
◼
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
◼
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
◼
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse,
46

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
47

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund's prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a Right of Reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Right of Reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes
48

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Shares acquired through a Right of Reinstatement
◼
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in a Fund’s Prospectus
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a Right of Reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge”
Edward D. Jones & Co (“Edward Jones”)
Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones systems. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Fund’s Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
◼
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
49

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if the LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:
◼
The redemption and repurchase occur in the same account.
◼
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
50

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
◼
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
◼
Purchases of Class 529 shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
The death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
◼
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform
◼
A 529 account held on an Edward Jones platform
◼
An account with an active systematic investment plan or LOI
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
51

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a Right of Reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares
◼
Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.
52

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Robert W. Baird & Co. (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares available at Baird
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
◼
Shares purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird
◼
Shares purchased using the proceeds of redemptions from a Victory Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
◼
A shareholder in the Funds Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
◼
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Classes A and C Shares available at Baird
◼
Shares sold due to death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares bought due to returns of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s Prospectus
◼
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
◼
Shares acquired through a Right of Reinstatement
Front-End Load Discounts Available at Baird: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Victory Funds assets held by accounts within the purchaser’s household at Baird. Eligible Victory Funds assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of the Victory Funds through Baird, over a 13-month period of time
53

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.
Front-End Sales Charge Waivers on Class A Shares available at J.P. Morgan Securities LLC
◼
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
◼
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
◼
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
◼
Shares purchased through rights of reinstatement.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
◼
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A Share Conversion
◼
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC Waivers on Class A and C Shares available at J.P. Morgan Securities LLC
◼
Shares sold upon the death or disability of the shareholder.
◼
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
◼
Shares purchased in connection with a return of excess contributions from an IRA account.
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
◼
Shares acquired through a right of reinstatement.
Front-end load Discounts Available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in the Prospectus.
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”), which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
54

Appendix B

The Fund is not sponsored, endorsed, sold or promoted by NASDAQ, Inc. or its affiliates (NASDAQ, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”) to track general stock market performance. The Corporations’ only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Index which is determined, composed and calculated by NASDAQ, Inc. without regard to Licensee or the Fund. NASDAQ, Inc. has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
55

VF-USEVWI-PRO (11/23)
By mail:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

P.O. Box 182593
Columbus, OH 43218-2593
Statement of Additional Information (“SAI”): The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi Annual Reports: Annual and semi annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (“SEC”) on the SEC's Edgar database at sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-22696

VICTORY FUNDS
STATEMENT OF ADDITIONAL INFORMATION
November 1, 2023

FUND NAME	CLASS A	CLASS C	CLASS I	MEMBER CLASS
Victory Market Neutral Income Fund	CBHAX	CBHCX	CBHIX	CBHMX
Victory US 500 Enhanced Volatility Wtd Index Fund	CUHAX	CUHCX	CUHIX	—
(each a “Fund” and together, the “Funds”)
Each Fund is a series of Victory Portfolios II (the “Trust”)
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with each Fund’s prospectus, dated November 1, 2023, as it may be amended or supplemented from time to time (each, a “Prospectus”). This SAI is incorporated by reference, in its entirety, into each Prospectus. Copies of the Prospectus of each Fund can be obtained without charge upon request made to Victory Funds, P.O. Box 182593, Columbus, Ohio 43218-2593, by calling toll free 800-539-FUND (800-539-3863), 800-235-8396 for Member Class or at VictoryFunds.com.
The financial statements for each Fund and the Independent Registered Public Accounting Firm's Report thereon for the fiscal year ended June 30, 2023, are included in the respective Fund's annual report to shareholders of that date and are incorporated herein by reference. You may obtain a copy of the Funds’ most recent Annual Reports at no charge by writing to the address or calling the phone number noted above. The Funds’ most recent Annual Reports are also available at no charge at VictoryFunds.com.

GENERAL INFORMATION
The Funds are each diversified series of the Trust (formerly named “Compass EMP Funds Trust”), a Delaware statutory trust organized on April 11, 2012. The Trust is registered as an open-end management investment company. The Trust currently consists of 26 series of beneficial interests (“shares”). This SAI relates to the shares of two series of the Trust (each a "Fund," and collectively, the "Funds").
Victory Capital Management Inc. (the “Adviser” or “Victory Capital”) is the Funds’ investment adviser. Each Fund’s investment objective(s), restrictions and policies are more fully described below and in the Fund’s Prospectus. The Trust’s Board of Trustees (the “Board” or “Trustees”) may organize and offer shares of a new fund or liquidate a Fund or share class at any time.
Much of the information contained in this SAI expands on subjects discussed in each Fund’s Prospectus. Capitalized terms not defined herein are used as defined in the Prospectuses. No investment in shares of a Fund should be made without first reading that Fund’s Prospectus.
INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS
Investment Objectives
Each Fund’s investment objective is non-fundamental, meaning it may be changed by a vote of the Trustees without a vote of the holders of a majority of the Fund’s outstanding voting securities. There can be no assurance that a Fund will achieve its investment objective.
Investment Policies and Limitations of the Funds
Unless a policy of a Fund is expressly deemed to be a fundamental policy, changeable only by an affirmative vote of the holders of a majority of that Fund’s outstanding voting securities, the Fund’s policies are non-fundamental and may be changed without a shareholder vote.
A Fund may, following notice to its shareholders, employ other investment practices that presently are not contemplated for use by the Fund or that currently are not available but that may be developed to the extent such investment practices are both consistent with the Fund’s investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Fund’s Prospectus.
A Fund’s classification and sub-classification is a matter of fundamental policy. Each Fund is classified as an open-end investment company. Each Fund is sub-classified as a diversified investment company, which under the Investment Company Act of 1940, as amended (“1940 Act”) means that, with respect to 75% of a Fund’s total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, (i) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer or (ii) more than 10% of the outstanding voting securities of the issuer would be held by the Fund (this limitation does not apply to obligations of the U.S. government, its agencies or instrumentalities, and securities of other investment companies). A diversified fund is not subject to this limitation with respect to the remaining 25% of its total assets. In addition, each Fund has elected to qualify as a “regulated investment company” under the United States Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a regulated investment company, the Funds must meet certain diversification requirements as determined at the close of each quarter of each taxable year. The Code’s diversification test is described in “TAXES.”
The policies and limitations stated in this SAI supplement the Funds’ investment policies set forth in each Fund’s Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations. If the value of a Fund’s holdings of illiquid investments at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.
Fundamental Investment Policies and Limitations of the Funds
The following investment policies and limitations are fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding voting securities, as defined under the 1940 Act. Under the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. Portions of the Funds’ fundamental investment restrictions (e.g., references to “except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction”) provide the Funds with flexibility to change limitations in connection with changes in applicable law, rules, regulations or exemptive relief. The language used in these restrictions provides the necessary flexibility to allow the Board to respond efficiently to these kinds of developments without the delay and expense of a shareholder meeting.
Senior Securities
Each Fund may not issue senior securities.
This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.
Rule 18f-4 under the 1940 Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.
Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), a Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Funds to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date of this SAI, Victory US 500 Enhanced Volatility Wtd Index Fund relies on the Limited Derivatives User Exception.
Borrowing
Each Fund may not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.
Underwriting, Purchasing Securities on Margin, or Participating on a Joint Basis
Each Fund may not purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. This limitation does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the “1933 Act”), by virtue of disposing of portfolio securities.
Real Estate
Each Fund may not purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Concentration
Each Fund may not invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries. This limitation does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.
For purposes of the Funds’ concentration policy, each Fund considers the market value of its assets to refer to the Fund’s total assets.
Commodities
Each Fund may not purchase or sell commodities (unless acquired as a result of ownership of securities or other investments or through commodity futures contracts or options), except that each Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.
Lending
Each Fund may not make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.
Non-Fundamental Investment Policies and Limitations of the Funds
The following investment policies restrictions are non-fundamental and may be changed by a vote of a majority of the Trustees. Each Fund may not:
• Invest in any issuer for purposes of exercising control or management;
• No Fund may purchase the securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, which permits operation as a “fund of funds.” Except as provided in the next paragraph and below in “Securities of Other Investment Companies,” none of the Funds may: (1) invest more than 5% of its total assets in the securities of any one investment company; (2) own more than 3% of the securities of any one investment company; or (3) invest more than 10% of its total assets in the securities of other investment companies.
• Invest more than 15% of the value of its net assets (determined at time of acquisition) in investments that are illiquid. If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid investments within a time frame deemed to be in the best interest of the Fund, in addition to complying with other regulatory requirements. Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires the Funds to establish a liquidity risk management program. The Liquidity Rule defines “illiquid investments” as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Such investments include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Investments that may be resold under the Liquidity Rule, investments offered pursuant to Section 4(a)(2) of the 1933 Act, or investments otherwise subject to restrictions or limitations on resale under the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. Victory Capital, under oversight of the Board, determines whether a particular investment is deemed to be liquid based on the trading markets for the specific investment and other factors.
• Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.
Additionally, as a non-fundamental investment policy, which may be changed without a shareholder vote, the Victory US 500 Enhanced Volatility Wtd Index Fund, under normal conditions, invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers.
NASDAQ VICTORY INDEXES
Index Provider
The Nasdaq Victory Indexes (each an “Index”) are currently administered, calculated, and published by an unaffiliated third party, Nasdaq Inc. (the “Index Provider”). The Index Provider calculates and disseminates the Indexes on a daily basis. A description of the

Indexes tracked by certain Funds is provided in the applicable Fund’s Prospectus under “Principal Investment Strategies,” and additional details about the Indexes are provided below.
The Indexes are not sponsored by the Index Provider or its affiliates or its third-party licensors.
Certain of the Indexes, referred to herein as the “Nasdaq Victory Volatility Weighted Indexes,” combine fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The index methodology used for the Nasdaq Victory Volatility Weighted Indexes was originally developed by the Adviser. The Adviser may consult with the Index Provider from time to time concerning an Index methodology, but the Index Provider alone makes all decisions with respect to any changes to the methodology.
Semi-Annual Index Reconstitution Dates
Each Index is reconstituted periodically during the year according to a prescribed schedule. In conjunction with each reconstitution date, an Index’s rules are applied to its universe of publicly traded securities in order to determine which securities are eligible for inclusion in the Index. New securities are added to the Index only on reconstitution dates and only securities that comply with the Index methodology are eligible to be included in an Index. Securities that no longer meet eligibility for an Index on the reconstitution date are omitted. The Index Provider is solely responsible for the nature and extent of any reconstitution of any Index.
Index Maintenance
The Index Provider maintains each Index throughout the year and includes monitoring and adjusting an Index for company additions and deletions, stock splits, corporate restructurings, and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. A security also may be removed from an Index in between rebalancing dates if it no longer represents an investable asset due to legal constraints or other independent factors. In response to market conditions that occur between rebalancing dates, an Index’s country and sector weights may fluctuate above or below a specified cap between annual Index screening dates.
Changes to the Index Methodology
Each Index is governed by a rules-based methodology. To the extent possible, material changes to the methodology will be publicly disclosed to shareholders prior to implementation. The Index Provider is solely responsible for the nature and extent of any changes to any Index.
No Guarantee or Warranty; Index Errors
Neither the Index Provider, the Adviser nor the Funds make any representation or warranty, express or implied, to the Funds’ shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. The Index Provider has licensed the Indexes and certain trademarks and trade names for use by the Funds at no charge. The Index Provider has no obligation to take the needs of the Funds or Funds’ shareholders into consideration in determining, composing, or calculating the Indexes.
Neither the Index Provider, the Adviser nor the Funds guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation, including any errors or omissions in calculating the Indexes. Errors made by the Index Provider with respect to the quality, accuracy, and completeness of the data within an Index may occur from time to time and may not be identified and corrected for a period of time, if at all. Therefore, gains, losses or costs associated with errors will be borne by a Fund and its shareholders.
INVESTMENT PRACTICES, INSTRUMENTS, AND RISKS
In addition to the principal investment strategies and the principal risks of the Funds described in each Prospectus, each Fund may, but will not necessarily, employ other investment practices and may be subject to additional risks which are described further below. Because the following is a combined description of investment strategies and risks for all of the Funds, certain strategies and/or risks described below may not apply to every Fund. Unless a strategy or policy described below is specifically prohibited with respect to a particular Fund by the investment restrictions listed in the Prospectus, under “Investment Objectives Policies and Limitations” in this SAI, or by applicable law, a Fund may, but will not necessarily, engage in each of the practices described below.

Certificates of Deposit and Bankers’ Acceptances
Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.
A Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. A Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.
Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
Commercial Paper
A Fund may purchase commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond, or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper.
Investments in commercial paper are subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase.
Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.
Common Stock
Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services.
Convertible Securities
A Fund may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.
Depositary Receipts
A Fund may invest in sponsored and unsponsored depositary receipts, such as American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs. Without limitation, a Fund may also invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar arrangement.
Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.
A Fund may invest in unsponsored depositary receipts, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs thereof, and the depositaries of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information to the market and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Equity Securities
Equity securities in which a Fund invests include common stocks, preferred stocks, and securities convertible into common stocks, such as convertible bonds, warrants, rights, and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant. Equity Securities generally have greater volatility than debt securities.
Fixed Income/Debt/Bond Securities
Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in a Fund will be subjected to risk even if all fixed income securities in the Fund’s portfolio are paid in full at maturity. All fixed income securities, including U.S. government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations.
There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.
The corporate debt securities in which a Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations typically redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

A Fund may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:
Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.
Liquidity Risk. Rising interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, a Fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce a Fund’s return. A reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease liquidity.
Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.
Extension Risk. A Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.
Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.
Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.
At times, some of the mortgage-backed securities in which a Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.
Foreign Securities
General. A Fund may invest in foreign securities and ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.
To the extent a Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).
Emerging Markets Securities. A Fund may purchase securities of emerging market issuers and ETFs and other investment companies that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks, among others, include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.
Investing through Stock Connect. Certain of the Funds may invest in developing markets through trading structures or protocols that subject them to certain risks (such as risks associated with illiquidity, custody of assets, different settlement and clearance procedures, asserting legal title under developing legal and regulatory regimes and other risks) to a greater degree than in developed markets or even other developing markets. For example, a Fund may invest in certain eligible Chinese securities (“China A-Shares”) listed and traded on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”) through the Hong Kong—Shanghai Stock Connect (“Stock Connect”) program. Stock Connect is a securities trading and clearing program developed by the Hong Kong Stock Exchange (“SEHK”), SSE, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK and SSE. Stock Connect is subject to regulations promulgated by regulatory authorities for both SSE and SEHK. Further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely affect Stock Connect and the value of the China A-Shares held by a Fund. There is no guarantee that the systems required to operate Stock Connect will function properly or will continue to be adapted to changes and developments in both markets or that both exchanges will continue to support Stock Connect in the future. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.
Although trading through Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to the aggregate volume of trading on Stock Connect, which may restrict or preclude a Fund’s ability to invest in Stock Connect securities or to enter into or exit trades on a timely basis. In addition, Stock Connect securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect pursuant to the program’s rules, which may further subject a Fund to liquidity risk in respect of China A-Shares. Stock Connect can only operate when both Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As a result, if either or both of these markets are closed on a U.S. trading day, a Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund’s performance. Because of the way in which China A-Shares are held through Stock Connect, a Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE becomes insolvent. Only certain China A shares are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through Stock Connect. Investments in China A-shares may not be covered by the securities investor protection programs of either exchange and, without the protection of such programs, will be subject to the risk of default by the broker.
Special Risk Considerations of Investing in China. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude a Fund from investing in certain Chinese issuers or cause a Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

The government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through associated offshore shell companies. These developments include government-led cybersecurity reviews of certain companies raising capital through offshore entities. In a number of sectors in China in which a Fund may invest, companies are not allowed to have foreign ownership and cannot directly list on exchanges outside of China. To raise money on such exchanges, many China-based operating companies are structured as Variable Interest Entities ("VIEs"). In such an arrangement, a China-based operating company often establishes an offshore shell company in another jurisdiction to issue stock to public shareholders. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the NYSE. While the shell company has no equity ownership in the China-based operating company, for accounting purposes the shell company is able to consolidate the operating company into its financial statements. For an investor such as a Fund, this arrangement creates "exposure" to the China-based operating company, though only through a series of service contracts and other contracts.
Uncertainty about future actions by the government of China could significantly affect the operating company's financial performance and the enforceability of the contractual arrangements. The government of China could determine at any time and without notice that the underlying contractual arrangements on which control of the VIE is based violate Chinese law. In addition, if either the China-based company (or its officers, directors, or Chinese equity owners) breach those contracts with the U.S.-listed shell company, or Chinese law changes in a way that affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, investors, such as a Fund, may suffer significant losses with little or no recourse available. Moreover, if the parties to these contracts do not meet their obligations as intended or there are effects on the enforceability of these arrangements from changes in Chinese law or practice, the U.S.-listed company may lose control over the China-based company, and investments in its securities may suffer significant economic losses. Additional risks, among others, could entail that a breach of the contractual agreements between the U.S.-listed company and the China-based VIE (or its officers, directors, or Chinese equity owners) will likely be subject to Chinese law and jurisdiction, and investments in the U.S.-listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the U.S.-listed company.
Futures Contracts
A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index or reference item such as stock volatility) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.
Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.
These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on its margin deposits.
Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract. For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.
High Yield Securities
A Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:
Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes, or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments.
Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short- term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001, and 2002, the default rate for high-yield securities was significantly higher than in the prior or subsequent years.
Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.
Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating. A reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease liquidity.
Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.
New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.
High yield, high risk investments may include the following:
Straight fixed income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.
Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.
Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the 1933 Act, usually to a relatively small number of institutional investors.
Convertible securities. These are bonds or preferred stock that may be converted to common stock.
Preferred stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan participations and assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries (“LDCs”).
Securities issued in connection with reorganizations and corporate restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even if it does not invest in such securities.
Ratings by Ratings Agencies. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.
Illiquid Investments and Restricted Securities
A Fund may invest up to 15% of its net assets in illiquid investments. Rule 22e-4 under the 1940 Act defines an illiquid investment as investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include investments subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the 1933 Act) and investments that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Investments that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.
Restricted and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation. A Fund might be unable to dispose of illiquid investments promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. A Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
A large institutional market exists for certain securities that are not registered under the 1933 Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the 1933 Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public.
Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Under guidelines adopted by the Trust’s Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the 1933 Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality. Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of a Fund’s assets invested in illiquid investments if institutional buyers are unwilling to purchase such securities.
Victory Capital, under oversight of the Board, determines whether a particular investment is deemed to be liquid based on the trading markets for the specific security and other factors.
Income Trusts
A Fund may invest in income trusts which are investment trusts that hold assets that are income producing. The income is passed on to the “unitholders.” Each income trust has an operating risk based on its underlying business. The term may also be used to designate a legal entity, capital structure and ownership vehicle for certain assets or businesses. Shares or “trust units” are traded on securities exchanges just like stocks. Income is passed on to the investors, called unitholders, through monthly or quarterly distributions. Historically, distributions have typically been higher than dividends on common stocks. The unitholders are the beneficiaries of a trust, and their units represent their right to participate in the income and capital of the trust. Income trusts generally invest funds in assets that provide a return to the trust and its beneficiaries based on the cash flows of an underlying business. This return is often achieved through the acquisition by the trust of equity and debt instruments, royalty interests or real properties. The trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.
Each income trust has an operating risk based on its underlying business; and, typically, the higher the yield, the higher the risk. They also have additional risk factors, including, but not limited to, poorer access to debt markets. Similar to a dividend paying stock, income trusts do not guarantee minimum distributions or even return of capital. If the business starts to lose money, the trust can reduce or even eliminate distributions; this is usually accompanied by sharp losses in a unit’s market value. Since the yield is one of the main attractions of income trusts, there is the risk that trust units will decline in value if interest rates offering in competing markets, such as in the cash/treasury market, increase. Interest rate risk is also present within the trusts themselves because they hold very long term capital assets (e.g. pipelines, power plants, etc.), and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset, and the life of the financing associated with it. In an increasing interest rate environment, not only does the attractiveness of trust distributions decrease, but quite possibly, the distributions may themselves decrease, leading to a double whammy of both declining yield and substantial loss of unitholder value. Because most income is passed on to unitholders, rather than reinvested in the business, in some cases, a trust can become a wasting asset unless more equity is issued. Because many income trusts pay out more than their net income, the unitholder equity (capital) may decline over time. To the extent that the value of the trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trusts. Generally, income trusts also carry the same risks as dividend paying stocks that are traded on stock markets.
Interfund Borrowing and Lending
Certain funds in the Victory Funds Complex have obtained an exemptive order from the SEC allowing them to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the “Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an “Interfund Loan”), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans will consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments.
If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank borrowing, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default by the Fund will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the master interfund lending agreement, entitling the lending fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.
A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided that if the borrowing fund has a secured loan outstanding from any other lender, including but not limited to another fund, the lending fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a borrowing fund’s total outstanding borrowings immediately after an Interfund Loan would be greater than 10% of its total assets, the Fund may borrow through the Interfund Lending Program only on a secured basis. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s fundamental restrictions or non-fundamental policies.
No Fund may lend to another fund through the Interfund Lending Program if the loan would cause the lending fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund borrowing and lending are designed to minimize the risks associated with interfund borrowing and lending for both a lending fund and a borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one business day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another fund. Interfund Loans are subject to the risk that a borrowing fund could be unable to repay the loan when due, and a delay in repayment to a lending fund or from a borrowing fund could result in a lost investment opportunity or additional costs. No Fund may borrow more than the amount permitted by its investment limitations. The Interfund Lending Program is subject to the oversight and periodic review of the Board.
International and Foreign Debt Securities
International bonds include Yankee and Euro obligations, which are U.S. dollar-denominated international bonds for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Eurodollar Bonds”). International bonds also include Canadian and supranational agency bonds (e.g., those issued by the International Monetary Fund). (See “Foreign Debt Securities” for a description of risks associated with investments in foreign securities.)
Investments in securities of foreign companies generally involve greater risks than are present in U.S. investments. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies.
Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those prevalent in the U.S. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s investment.
In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation, or confiscatory taxation; limitations on the removal of securities, property, or other assets of a Fund; political or social instability; increased difficulty in obtaining legal judgments; or diplomatic developments that could affect U.S. investments in those countries. The Adviser will take such factors into consideration in managing a Fund’s investments.
Since most foreign debt securities are not rated, a Fund will invest in those foreign debt securities based on the Adviser’s analysis without relying on published ratings. Achievement of a Fund’s goals, therefore, may depend more upon the abilities of the Adviser than would otherwise be the case. The value of the foreign debt securities held by a Fund, and thus the net asset value of a Fund’s shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Fund’s investments in debt securities are denominated with respect to the U.S. dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Fund’s investments in foreign debt securities, and the extent to which a Fund hedges its interest rate, credit, and currency exchange rate risks. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party.
Lending of Portfolio Securities
A Fund may, from time to time, lend securities from their portfolios to broker-dealers, banks, financial institutions, and institutional borrowers of securities and receive collateral in the form of cash or U.S. government obligations. Under the Fund’s current practices (which are subject to change), a Fund must receive initial collateral at least equal to the maintenance requirements (e.g., 102% for U.S. equity securities and 105% for non-U.S. securities). This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund sufficient to maintain the value of the collateral equal to at least 100% of the value of the loaned securities. The lending agent receives a pre-negotiated percentage of the net earnings on the investment of the collateral. A Fund will not lend portfolio securities to: (a) any “affiliated person” (as that term is defined in the 1940 Act) of any Fund; (b) any affiliated person of the Adviser; or (c) any affiliated person of such an affiliated person. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. Loans will be subject to termination by the Funds or the borrower at any time. While a Fund will not have the right to vote securities on loan, they intend to terminate loans and regain the right to vote if that is considered important with respect to the investment. A Fund will enter into loan arrangements only with broker-dealers, banks, or other institutions that either the Adviser or the lending agent has determined are creditworthy under guidelines established by the Board. Although these loans are fully collateralized, there are risks associated with securities lending. A Fund’s performance could be hurt if a borrower defaults or becomes insolvent, or if the Fund wishes to sell a security before its return can be arranged. The return on invested cash collateral will result in gains and losses for the Funds. Each Fund will limit its securities lending to 33-1/3% of its total assets.
Mortgage Pass-Through Securities
Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as “modified pass- through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.
The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.
Government-related guarantors of mortgage pass-through securities (e.g., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.
FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues PCs, which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury. The future financial performance of FNMA and FHMLC is heavily dependent on the performance of the U.S. housing market.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related pass-through securities. A Fund does not purchase interests in pools created by such non-governmental issuers.
Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.
Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.
Although a Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities.
Municipal Government Obligations
In general, municipal obligations are debt obligations issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies, and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax that may become available in the future as long as the Fund’s Board determines that an investment in any such type of obligation is consistent with the Fund’s investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.
Municipal obligations are generally considered riskier investments than U.S. Treasury securities. Contrary to historical trends, in recent years, the market has encountered downgrades, increased rates of default and lower yields on municipal bonds. This is a product of significant reductions in revenues for many states and municipalities as well as residual effects of a generally weakened economy.
Bonds and Notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.
Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. A Fund may purchase these lease obligations directly, or it may purchase participation interests in such lease obligations (See “Participation Interests” section). States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to “non-appropriation” risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.
Options
The use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments such as stocks and bonds. Derivatives may have a return that is tied to a formula based upon an interest rate, index or other measurement, which may differ from the return of a simple security of the same maturity. A formula may have a cap or other limitation on the rate of interest to be paid. Derivatives may have varying degrees of volatility at different times, or under different market conditions, and may perform in unanticipated ways. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities, stock indices, other index, reference asset or reference item and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.
Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or the Value Line Composite Index or a narrower market index, such as the S&P 100®.
Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event a Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.
If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Successful use by a Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.
The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.
There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.
Cover for Options Positions. Transactions using options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. A Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Options on Futures Contracts. A Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
Dealer Options. A Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.
Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom a Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.
The Staff of the SEC has taken the position that purchased dealer options are illiquid investments. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, a Fund will treat dealer options as subject to the Fund’s limitation on illiquid investments. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.
Spread Transactions
A Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.
Participation Notes
A Fund may buy participation notes from a bank or broker-dealer (“issuer”) that entitle the Fund to a return measured by the change in value of an identified underlying security or basket of securities (collectively, the “underlying security”). Participation notes are typically used when a direct investment in the underlying security is restricted due to country-specific regulations. Investing in participation notes involves the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. However, the performance results of participation notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. In addition, participation notes are subject to counterparty risks. Participation notes may be considered illiquid.
Passive Investment Strategies
The VictoryShares US 500 Enhanced Volatility Wtd Index Fund pursues a passive or “indexing” strategy. This Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index it is designed to track. The Fund’s return may not match the return of its index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the index resulting from legal restrictions, cost or liquidity constraints.
It is also possible that the Fund may not replicate the performance of the Index due to the temporary unavailability of certain Index securities in the secondary market or due to other extraordinary circumstances. The Fund may also have to vary its portfolio holdings from the composition of the Index in order to qualify, and continue to qualify, as a “regulated investment company” under the Code. See “Taxes” below for additional information on the Fund’s tax treatment.
Precious Metals and Other Commodities
Certain Funds are subject to the risk of sharp price volatility of metals or other commodities, and of shares of companies principally engaged in activities related to metals or other commodities. Investments related to metals or other commodities may fluctuate in price significantly over short periods of time because of a variety of global economic, financial, and political factors. These factors include: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; commodity prices; fluctuations in industrial and commercial supply and demand; government regulation of the metals and other commodities industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals.
Preferred Stock
A Fund may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.
Publicly Traded Partnerships
A Fund may invest in publicly traded partnerships (“PTPs”). PTPs are limited partnerships the interests in which (known as “units”) are traded on public exchanges, just like corporate stock. PTPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships, or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a PTP, he or she becomes a limited partner. PTPs are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may “roll up” into a single PTP. A corporation may spin off a group of assets or part of its business into a PTP of which it is the general partner, either to realize what it believes to be the assets’ full value or as an alternative to issuing debt. A corporation may fully convert to a PTP, although since 1986 the tax consequences have made this an unappealing option; or a newly formed company may operate as a PTP from its inception.
There are different types of risks to investing in PTPs including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change PTP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, PTP’s which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a PTPs revenue stream negatively. PTPs also carry some interest rate risks. During increases in interest rates, PTPs may not produce decent returns to shareholders.

Real Estate Investment Trusts
A Fund may invest in securities of real estate investment trusts (“REITs”). REITs are corporations or trusts that specialize in financing or acquiring, holding, and managing residential, commercial, or industrial real estate. A REIT is generally not subject to U.S. federal income tax at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets, and income.
REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans; the main source of their income is mortgage interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although a Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.
Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.
Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to satisfy distribution requirements. REITs also may have limited diversification and have limited financial resources, as well as to the risk of self-liquidation. REITs may also fail to qualify for the “dividends paid deduction” under the Code, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders, or fail to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of a Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests. In addition, as REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio which is comprised of REIT shares. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future.
Recent Market Conditions and Events
Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments.
Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government's inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government's borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government's credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments.
Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy and the value of a Fund’s investments. Outbreaks of illnesses and diseases, such as severe acute respiratory syndrome (SARS), influenza of various types and, most recently, COVID-19, or other similarly infectious diseases, may have material adverse impacts on a Fund and its performance. Epidemics and/or pandemics, such as COVID-19, have and may further result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, significant challenges to healthcare service preparation and delivery, and quarantines and stay-at-home orders, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of COVID-19, and other epidemics and/or pandemics that may arise in the future, and may affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses. The impact of public health crises, including COVID-19, may continue to last for an extended period of time.
The U.S. government and certain foreign central banks have taken a variety of unprecedented actions to stabilize the economy and calm the financial markets and may continue to do so, but the ultimate impact of these efforts and interventions is uncertain. In the future, the U.S. government or other governments may take actions that could affect the overall economy as well as the securities in which a Fund invests, the markets in which they trade, or the issuers of such securities, in ways that cannot necessarily be foreseen at the present time. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and changes to interest rates. Certain of those policy changes, for example, were implemented in response to the COVID-19 pandemic. The Fed has spent hundreds of billions of dollars to keep credit flowing through short-term money markets since mid-September 2019 when a shortage of liquidity caused a spike in overnight borrowing rates, and again in 2020 with large stimulus initiatives intended to respond to economic stresses stemming from the COVID-19 pandemic. The impact of infectious diseases in developing and emerging market countries, however, may be greater due to less established health care systems and fewer government resources to bolster their economies. Public health crises may exacerbate other pre-existing political, social, and economic risks in certain countries.
Instability in the global capital markets may result in disruptions in liquidity in the debt capital markets, significant write-offs in the financial services sector (including banking), the repricing of credit risk in credit markets and the failure of domestic and international financial institutions. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed income securities may vary widely under certain market conditions and may result in heightened market volatility and a decline in the value of a Fund’s portfolio. Changes in government policies or central banks could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money. The markets could react strongly to expectations for changes in government policies, which could increase volatility, especially if the market’s expectations are not borne out. There can be no assurance that the initiatives undertaken by governments and central banks will be successful.
COVID-19, and future epidemics or pandemics, could also impair the information technology and other operational systems upon which a Fund’s service providers rely, and could otherwise disrupt the ability of a Fund’s service providers to perform essential tasks. These could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, and negatively impact a Fund’s performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.
Markets generally and the energy sector specifically, including MLPs and energy companies in which a Fund may invest, may also be adversely impacted by reduced demand for oil and other energy commodities as a result of a slowdown in economic activity and by price competition among key oil producing countries. In the recent past, global oil prices have declined significantly and experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history, as demand for oil has slowed and oil storage facilities reach their storage capacities. Although the Organization of Petroleum Exporting Countries (OPEC) and other oil-producing countries responded, oil price volatility may adversely impact MLPs and energy infrastructure companies. Such companies’ growth prospects and ability to pay dividends may be negatively impacted, which could adversely impact a Fund's performance. Additionally, an extended period of reduced oil prices may significantly lengthen the time the energy sector would need to recover after a stabilization of prices.
Some countries, including the United States, are adopting more protectionist trade policies and are moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The United States may also be considering significant new investments in infrastructure and national defense which, coupled with potentially lower federal taxes, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being considered through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.
High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty. There may be additional increases in the amount of debt due to the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the recent period of historically low rates, the effect of government fiscal and monetary policy initiatives, and potential market reactions to those initiatives.
Some countries where economic conditions are still recovering from the 2008 crisis are perceived as still fragile. The crisis caused strains among countries in the euro-zone that have not been fully resolved, and it is not yet clear what measures, if any, European Union (“EU”) or individual country officials may take in response. Withdrawal of government support, failure of efforts in response to the strains, or investor perception that such efforts are not succeeding could adversely impact the value and liquidity of certain securities and currencies.
In addition, global climate change may have an adverse effect on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires driven by high winds and prolonged drought may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting operations in affected areas. These losses could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal, or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerative to climate change.
Some market participants have expressed concern that passively managed index funds and other indexed products inflate the value of their component securities. If the component securities in such indices decline in value for this and other reasons, the value of a Fund’s investments in these securities will also decline.
Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia, including, among other actions, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the EU of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, including any impacting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian and Ukrainian economies and may result in the further decline of the value and liquidity of Russian and Ukrainian securities, a continued weakening of the ruble and hryvnia and continued exchange closures, and may have other adverse consequences on the Russian and Ukrainian economies that could impact the value of these investments and impair the ability of the Fund to buy, sell, receive or deliver those securities. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian and Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Funds and their investments or operations could be negatively impacted.
Risks Related to Cybersecurity. The Funds and their service providers have administrative and technical safeguards in place with respect to information security. Nevertheless, the Funds and their service providers are potentially susceptible to operational and information security risks resulting from a cyber-attack as the Funds are highly dependent upon the effective operation of their computer systems and those of their business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting the Adviser, Victory Capital Services, Inc. (the “Distributor,”), the Funds, the custodian, the transfer agent, financial intermediaries and other affiliated or third-party service providers may adversely affect the Funds and their shareholders. For instance, cyber-attacks may interfere with the processing of Fund transactions, including the processing of orders, impact a Fund’s ability to calculate net asset values, cause the release and possible destruction of confidential customer or business information, impede trading, subject a Fund and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also affect the issuers of securities in which a Fund invests, which may cause a Fund’s investments to lose value. A Fund may also incur additional costs for cybersecurity risk management in the future. Although the Funds and their service providers have adopted security procedures to minimize the risk of a cyber-attack, there can be no assurance that the Funds or their service providers will avoid losses affecting the Funds due to cyber-attacks or information security breaches in the future.

Responsible Investing Risk. A Fund may incorporate specific responsible, environmental, social and governance (“ESG”), impact or sustainability considerations into its investment objectives, strategies, and/or processes, as described in the applicable Fund's Prospectus. These considerations will vary depending on a Fund's particular investment strategy and the investment process followed by the particular investment team that manages the Fund. A team may include consideration of third-party research as well as consideration of proprietary research across the ESG risks and opportunities regarding an issuer. The investment team considers those ESG characteristics it deems relevant or additive when making investment decisions for a Fund. The ESG characteristics utilized in a Fund's investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment.
ESG characteristics are not the sole considerations when making investment decisions for a Fund. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, a Fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect a Fund's exposure to certain companies or industries and a Fund may forego certain investment opportunities. While the Adviser views ESG considerations as having the potential to contribute to a Fund's long-term performance, there is no guarantee that such results will be achieved.
Brexit. The United Kingdom (“UK”) ceased to be a member of the EU on January 31, 2020 (“Brexit”). During a prescribed period (the “Transition Period”), certain transitional arrangements were in effect, such that the UK continued to be treated, in most respects, as if it were still a member of the EU, and generally remained subject to EU law. The Transition Period ended on December 31, 2020. On December 24, 2020, the EU and the UK reached an agreement in principle on the terms of certain agreements and declarations governing the ongoing relationship between the EU and the UK, including the EU-UK Trade and Cooperation Agreement (the “Agreement”). The Agreement entered into force on May 1, 2021. The Agreement is limited in its scope primarily to the trade of goods, transport, energy links and fishing, and uncertainties remain relating to certain aspects of the UK’s future economic, trading, and legal relationships with the EU and with other countries. The actual or potential consequences of Brexit, and the associated uncertainty, could adversely affect economic and market conditions in the UK, in the EU and its member states and elsewhere, and could contribute to instability in global financial markets.
The impact of such events on the Funds is difficult to predict but they may adversely affect the return on the Funds and their investments. There may be detrimental implications for the value of a Fund’s investments, its ability to enter into transactions or to value or realize such investments or otherwise to implement its investment program. It is possible that a Fund’s investments may need to be restructured to enable a Fund's objectives to be pursued fully. This may increase costs or make it more difficult for a Fund to pursue its investment objective.
The London Interbank Offered Rate (“LIBOR”). LIBOR has historically been the principal floating rate benchmark in the financial markets. However, LIBOR was discontinued as a floating rate benchmark after June 30, 2023. Then-existing LIBOR obligations have been transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.
Non-LIBOR floating rate obligations, including obligations based on the Secured Overnight Financing Rate (“SOFR”), may have returns and values that fluctuate more than those of floating rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.
Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates have developed in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non- LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Unlike forward-looking SOFR-based term rates, such rates are intended reflect a bank credit spread component.
It is not clear how replacement rates for LIBOR--including SOFR-based rates and non-SOFR-based rates--will continue to develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.
Regulation as a Commodity Pool Operator
The Funds have filed with the National Futures Association (“NFA”), a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading

Commission promulgated thereunder, with respect to the Funds’ operations. Accordingly, the Funds will not be subject to registration or regulation as a commodity pool.
Repurchase Agreements
A Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.
Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by a Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid investments. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.
Securities of Other Investment Companies
General. Except as described in the following paragraphs, each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (1) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (2) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (3) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.
A Fund may also purchase and redeem shares issued by a money market fund without limit, provided that either: (1) the Fund pays no "sales charge" or "service fee" (as each of those terms is defined in the FINRA Conduct Rules); or (2) the Adviser waives its advisory fee in an amount necessary to offset any such sales charge or service fee.
Pursuant to an order issued by the SEC exempting certain exchange-traded funds (“ETFs”) from Section 12(d)(1) of the 1940 Act (SEC Order and Rule 12d1-4 under the 1940 Act), in addition to procedures approved by the Board, each Fund may invest in such ETFs in excess of the 5% and 10% limits described above, provided that the Fund complies with relevant regulatory conditions, enters into a participation agreement, and any other applicable investment limitations.
As a shareholder of an investment company, a Fund indirectly will bear its proportionate share of any management fees and other expenses paid by such investment company in addition to the fees and expenses a Fund bears directly in connection with its own operations. These securities represent interests in professionally managed portfolios that may invest in various types of instruments pursuant to a wide range of investment styles. A Fund would also bear the risk of all of the underlying investments held by the other investment company. An investment company may not achieve its investment objective.
ETFs are investment companies, many of which pursue investment objectives to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Certain ETFs are actively managed portfolios rather than being based upon an underlying index. ETF shares are sold initially in the primary market in units, often consisting of 50,000 or more shares (“creation units”). A creation unit represents a bundle of securities or commodities that replicates, or is a representative sample of, a particular index or commodity and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying portfolio securities. A Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.
Unit Investment Trusts. (“UITs”) are investment companies that hold a fixed portfolio of securities until the fixed maturity date of the UIT. A Fund would generally only purchase UITs in the secondary market for cash, which would result in the payment of commissions.
Risk Factors Associated with Investments in ETFs and UITs. ETF and UIT shares are subject to the same risk of price fluctuation due to supply and demand as any other stock traded on an exchange, which means that a Fund could receive less from the sale of shares of an ETF or UIT it holds than it paid at the time it purchased those shares. Furthermore, there may be times when the exchange halts trading, in which case a Fund owning ETF or UIT shares would be unable to sell them until trading is resumed. There can be no assurance that an ETF or UIT will continue to meet the listing requirements of the exchange or that an active secondary market will develop for shares. In addition, because ETFs and UITs invest in a portfolio of common stocks or other instruments or commodities, the value of an ETF or UIT could decline if prices of those instruments or commodities decline. An overall decline of those instruments or commodities comprising an ETF’s or UIT’s benchmark index could have a greater impact on the ETF or UIT and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF or UIT is unable to replicate the performance of the chosen benchmark index. There may be times when the market price for an ETF or UIT and its NAV vary significantly and a Fund may pay more than (premium) or less than (discount) NAV when buying shares on the secondary market. The market price of an ETF’s or UIT’s shares includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that the shares may trade at a discount to NAV and the discount is likely to be greatest when the price of shares is falling fastest.
Other risks associated with ETFs and UITs include the possibility that: (i) an ETF’s or UIT’s distributions may decline if the issuers of the ETF’s or UIT’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF or UIT could be terminated. Should termination occur, the ETF or UIT could have to liquidate its portfolio securities when the prices for those securities are falling. In addition, inadequate or irregularly provided information about an ETF or UIT or its investments, because ETFs and UITs are generally passively managed, could expose investors in ETFs and UITs to unknown risks. Actively managed ETFs are also subject to the risk of underperformance relative to their chosen benchmark.
Short Sales
A Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.
When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Fund does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 30% of the value of the Fund’s net assets. This percentage may be varied by action of the Board. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.
Swap Agreements
A Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities, or other asset markets without actually purchasing those assets, or to hedge a position. A Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. Security investments are made without restriction as to the issuer’s country. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.
A Fund may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.
Temporary Defensive Measures
In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for a Fund for defensive purposes. Such a strategy could include investing up to 100% of a Fund’s assets in cash or cash equivalent securities. This could affect a Fund’s performance and the Fund might not achieve its investment objectives. Funds using a passive or index strategy do not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the underlying index.
Time Deposits and Variable Rate Notes
A Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. A Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid investments unless such notes can be put back to the issuer on demand within seven days.
U.S. Government Obligations
These consist of various types of marketable securities issued by the U.S. Treasury e.g., bills, notes and bonds. Such securities are direct obligations of the U.S. government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. A Fund may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the

CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.
Obligations of U.S. government agencies and instrumentalities are not necessarily backed by the full faith and credit of the U.S. Treasury, but rather of the government agency or instrumentality itself (see “U.S. Government Agency Obligations,” below.) Although a Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. In recent periods, the values of U.S. government securities have been affected substantially by increased demand for them in the global markets. Increases or decreases in the demand for U.S. government securities may occur at any time and may result in increased volatility in the values of those securities.
U.S. Government Agency Obligations
These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the U.S. government e.g., U.S. Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC was placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. Although the U.S. government has provided support for U.S. government agency obligations in the past, there can be no assurance that it will do so in the future. The U.S. government has also made available additional guarantees for limited periods to stabilize or restore a market in the wake of an economic, political, or natural crisis.
Although a Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities.
Warrants
A Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments. If a warrant held by a Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.
When-Issued, Forward Commitments and Delayed Settlements
A Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis; that is, delivery, of and payment for, the securities take place after the date of the commitment to purchase, normally within 35 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.
A Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.
A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the

Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.
The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.
DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES
Each Fund’s NAV is determined, and the shares of each Fund are priced normally as of the valuation time(s) indicated in the Prospectus on each Business Day. A “Business Day” is a day on which the NYSE is open. The NYSE generally is closed in observance of the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving, and Christmas Day. In addition to closing in observance of the same holidays as the NYSE, the Federal Reserve Bank of Cleveland is also closed on Columbus Day and Veterans Day.
In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price normally will be determined based upon the close of the NYSE.
The Funds generally value their investments based upon their last reported sale prices, market quotations, or estimates of value provided by an independent pricing service as of the time as of which the Fund’s share price is calculated. The Board has designated the Adviser as the “valuation designee” in accordance with Rule 2a-5 under the 1940 Act.
Investment Company Securities
Shares of another open-end investment company (mutual fund) held by a Fund are valued at the latest closing NAV of such mutual fund. Shares of any ETFs held by a Fund are valued in the manner described below under “Equity Securities.”
Fixed Income Securities
Fixed income securities held by a Fund are valued on the basis of security valuations provided by an independent pricing service, approved by the Board, that determines value by using, among other things, information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities and various relationships between securities. Specific investment securities that are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost that approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Board or its designee in accordance with applicable Rules under the 1940 Act subject to Board oversight.
Convertible Fixed Income Securities
Convertible fixed income securities are valued in the same manner as any fixed income security. Non-convertible fixed income securities are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-sized trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specially authorized by the Board or its designee in accordance with applicable Rules under the 1940 Act, subject to Board oversight. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost, except for convertible fixed income securities.
Equity Securities
Each equity security (including ETFs) held by a Fund is valued at the closing price on the exchange where the security is principally traded. Each security traded in the over-the-counter market (but not including securities the trading activity of which is reported on Nasdaq’s Automated Confirmation Transaction (“ACT”) System) is valued at the bid based upon quotes furnished by market makers for such securities. Each security the trading activity of which is reported on Nasdaq’s ACT System is valued at the Nasdaq Official Closing Price.

Fair Value Pricing
If market quotations are not readily available, or (in the Adviser’s judgment) do not accurately reflect the fair value of a security, or if after the close of the principal market on which a security held by a Fund is traded and before the time as of which the Funds’ net asset value is calculated that day, an event occurs that the Adviser learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, that security may be valued by another method that the Board or its designee in accordance with applicable Rules under the 1940 Act subject to Board oversight believes would more accurately reflect the security’s fair value.
The Funds’ use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its NAV per share.
Futures and Options Contracts
For purposes of determining NAV, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.
Funds that Invest a Significant Amount of their Assets in Foreign Securities
Time zone arbitrage. Funds that invest a significant amount of their assets in foreign securities may be exposed to attempts by investors to engage in “time-zone arbitrage.” Using this technique, investors seek to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the NYSE that day, when the Funds calculate their NAV.
If successful, time zone arbitrage might dilute the interests of other shareholders. The Funds use “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the Board or its designee in accordance with applicable Rules under the 1940 Act subject to Board oversight considers to be their fair value. Fair value pricing may also help to deter time zone arbitrage.
Other Valuation Information
Under the 1940 Act, the Funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security’s valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security’s fair value will be the same as or close to the subsequent opening market price for that security.
The Board has adopted valuation procedures for the Funds and has delegated the day-to-day responsibility for fair valuation determinations to the Adviser and the Adviser’s Pricing Committee. Those determinations may include consideration of recent transactions in comparable securities, information relating to a specific security, developments in and performance of foreign securities markets, current valuations of foreign or U.S. indices, and adjustment co-efficients based on fair value models developed by independent service providers. The Adviser may, for example, adjust the value of portfolio securities based on fair value models supplied by the service provider when the Adviser believes that the adjustments better reflect actual prices as of the close of the NYSE.
Generally, trading in foreign securities, corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of each Fund’s shares generally are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE. If events affecting the value of securities occur during such a period, and a Fund’s NAV is materially affected by such changes in the value of the securities, then these securities will be valued at their fair value as determined in good faith by the Adviser in accordance with applicable law. Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith of the Adviser in accordance with applicable law.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
The NYSE holiday closing schedule indicated in this SAI under “Determining Net Asset Value (“NAV”) and Valuing Portfolio Securities” is subject to change. When the NYSE is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Funds may not be able to accept purchase or redemption requests. A Fund’s NAV may be affected to the extent that its securities are traded on days that are not Business Days. Each Fund reserves the right to reject any purchase order in whole or in part.
The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.
Pursuant to Rule 11a-3 under the 1940 Act, the Funds are required to give shareholders at least 60 days’ notice prior to terminating or modifying a Fund’s exchange privilege. The 60-day notification requirement may, however, be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or CDSC ordinarily payable at the time of exchange or (2) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.
The Funds reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in the Adviser’s judgment, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be adversely affected.
Each Fund has authorized one or more brokers or other financial services institutions to accept on its behalf purchase and redemption orders. Such brokers or other financial services institutions are authorized to designate plan administrators and other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or other financial services institutions, or, if applicable, a broker’s or other financial services institutions authorized designee, accepts the order. Customer orders will be priced at each Fund’s NAV next computed after they are accepted by an authorized broker or other financial services institutions or the broker’s or other financial services institution’s authorized designee.
If you hold your Fund shares in an account established with a financial intermediary, contact your financial intermediary in advance of placing a request for an exchange to confirm your ability to exchange with a particular Victory Fund.
Purchasing Shares
Alternative Sales Arrangements — Class A, C, I, and Member Class Shares. Alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. When comparing the classes of shares, when more than one is offered in the same Fund, investors should understand that the purpose and function of the Class C shares asset-based sales charge are the same as those of the Class A initial sales charge. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares in comparison to another class of shares. Generally, Class A shares have lower ongoing expenses than Class C shares, but are subject to an initial sales charge. Which class would be advantageous to an investor depends on the number of years the shares will be held. Over very long periods of time, the lower expenses of Class A shares may offset the cost of the Class A initial sales charge. Not all Investment Professionals (as described in each Fund’s Prospectus) will offer all classes of shares.
Each class of shares represents interests in the same portfolio investments of a Fund. However, each class has different shareholder privileges and features. The net income attributable to a particular class and the dividends payable on these shares will be reduced by incremental expenses borne solely by that class, including any asset-based sales charge to which these shares may be subject.
No initial sales charge is imposed on Class C shares. The Distributor may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution. The Distributor will retain all payments received by it relating to Class C shares for the first year after they are purchased. After the first full year, the Distributor will make monthly payments in the amount of 0.75% for distribution services and 0.25% for personal shareholder services to dealers and institutions based on the average NAV of Class C shares, which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. Some of the compensation paid to dealers and institutions is recouped through the CDSC imposed on shares redeemed within 12 months of their purchase. Class C shares are subject to the Rule 12b-1 fees described in the SAI under “Rule 12b-1 Distribution and Service Plans.” Class C shares of the Funds will automatically convert to Class A shares under circumstances described in the Funds’ Prospectuses. Financial institutions may be permitted to exchange Class C shares for a share class with lower expenses under circumstances described in a Fund’s Prospectus. Any options with respect to the reinvestment of distributions made by the Funds to Class C shareholders are offered only by the broker through whom the shares were acquired. No initial sales charges or CDSCs are imposed on Class I shares. Class I shares are not subject to the Rule 12b-1 fees described in this SAI under “Rule 12b-1 Distribution and Service Plans.” There is no automatic conversion feature applicable to Class I shares. Distributions paid to holders of a Fund's Class I shares may be reinvested in additional Class I shares of that Fund or Class I shares of a different Fund.

The minimum investment required to open an account for Class I shares is $2,000,000. Class I shares are also available for purchase by retirement plans, including Section 401 and 457 Plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. The Fund will consider a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000. Only certain investors are eligible to buy Class I shares and your financial adviser or other financial intermediary can help you determine whether you are eligible to invest.
Only certain investors are eligible to buy Member Class shares, as set forth in a Fund's Prospectus, and your financial adviser or other financial intermediary can help you determine whether you are eligible to invest.
No initial sales charges or CDSCs are imposed on Class Y shares. Class Y shares are not subject to the Rule 12b-1 fees described in this SAI under “Rule 12b-1 Distribution and Service Plans.” There is no automatic conversion feature applicable to Class Y shares. Distributions paid to holders of a Fund’s Class Y shares may be reinvested in additional Class Y shares of that Fund or Class Y shares of a different Fund. Only certain investors are eligible to buy Class Y shares, as set forth in a Fund’s Prospectus, and your financial adviser or other financial intermediary can help you determine whether you are eligible to invest.
Each Fund reserves the right to change the criteria for eligible investors and the investment minimums related to each class of shares. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and shareholders.
The methodology for calculating the NAV, dividends and distributions of the share classes of each Fund recognizes two types of expenses. General expenses that do not pertain specifically to a class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to a Fund’s total net assets and then pro rata to each outstanding share within a given class. Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with the Adviser, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees, and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Fund as a whole.
Dealer Reallowances. The following table shows the amount of the front-end sales load that is reallowed to dealers as a percentage of the offering price of Class A shares of the Funds.
Amount of Purchase	Initial Sales Charge: % of Offering Price	Concession to Dealers: % of Offering Price
Up to $49,999	5.75%	5.00%
$ 50,000 to $99,999	4.50%	4.00%
$ 100,000 to $249,999	3.50%	3.00%
$ 250,000 to $499,999	2.50%	2.00%
$ 500,000 to $999,999	2.00%	1.75%
$ 1,000,000 and above*	0.00%	**
*
There is no initial sales charge on purchases of $1 million or more; however, a sales concession and/or advance of a Rule 12b-1 fee may be paid and such purchases are potentially subject to a CDSC, as set forth below.
**
Investment Professionals may receive payment on purchases of $1 million or more of Class A shares that are sold at NAV as follows: 0.75% of the current purchase amount if cumulative prior purchases sold at NAV plus the current purchase is less than $3 million; 0.50% of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $3 million to $4,999,999; and 0.25% on of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $5 million or more. In addition, in connection with such purchases, the Distributor or its affiliates may advance Rule 12b-1 fees of 0.25% of the purchase amount to Investment Professionals for providing services to shareholders.
Except as noted in this SAI, a CDSC of up to 0.75% may be imposed on any such shares redeemed within the first 18 months after purchase. CDSCs are based on the lower of the cost of the shares or NAV at the time of redemption. No CDSC is imposed on reinvested distributions.
The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an “underwriter” under federal securities laws.
Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a financial intermediary (including broker-dealers, banks, third party administrators, retirement plan record-keepers, or other financial intermediaries) the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services (administrative services) for all classes. Depending upon the particular share class and/or contractual agreement, these payments may be calculated based on average net assets of the Fund that are serviced by the intermediary or on a per account basis. The administrative services may be related to investments by participants in retirement and benefit plans, investors in mutual fund advisory programs, and clients of financial intermediaries that maintain omnibus or other accounts for their clients. Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for shareholders that reflect purchases, redemptions and share balances; mailing shareholder confirmations and periodic statements; and furnishing proxy materials and periodic fund reports, prospectuses and other communications to shareholders as required.
In addition, the Adviser (or its affiliates), from its own resources, may make substantial payments to various financial intermediaries for the sale of Fund shares and related services for investments in all classes other than Class R6. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Depending on the particular share class and/or contractual arrangement, these payments may be calculated based on average net assets of the Fund that are serviced by the intermediary or on a per account basis.
These payments may create a conflict of interest by influencing the financial intermediary and its salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Sample Calculation of Maximum Offering Price
Each Class A shares of the Funds are sold with a maximum initial sales charge of 5.75%. Set forth below is an example of the method of computing the offering price of the Class A shares of the Funds. The example assumes a purchase of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the NAV of the Class A shares.

All Funds
NAV per Share	$10.00
Per Share Sales Charge—5.75% of public offering price (6.10% of net asset value per share) for each Fund	0.61
Per Share Offering Price to the Public	$10.61
Class C shares of each relevant Fund are sold at NAV without any initial sales charges and with a 1.00% CDSC on shares redeemed within 12 months of purchase. Class I and Member Class shares of each relevant Fund are sold at NAV without any initial sales charges or CDSCs.
Reinstatement Privilege. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of Class A or Class C shares in the same class of shares of a Fund or any of the other Funds into which shares of the Fund are exchangeable, as described above, at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently made for reinvestment in shares of the Funds. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, even if the proceeds are reinvested. Depending on the timing and amount of a potential reinvestment, some or all of a capital loss from redemption may not be deductible. If the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the same Fund or another Fund offered by the Trust within 90 days of payment of the sales charge, the shareholder’s basis in the redeemed shares may not include the amount of the sales charge paid. Without the additional basis, the shareholder will have more gain or less loss upon redemption. The Funds may amend, suspend, or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension, or cessation. The reinstatement must be into an account bearing the same registration.
Redemptions in Kind. Subject to its election under Rule 18f-1 under the 1940 Act, each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Fund’s assets). The securities will be chosen by the Fund and valued at the price used in calculating the Fund’s NAV on the day of redemption. A shareholder may incur transaction expenses in converting these securities to cash.
MANAGEMENT OF THE TRUST
Board Leadership Structure
The Trust is governed by the Board, which is comprised of nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (the “Independent Trustees”). The Chair of the Board is an Independent Trustee, who functions as the lead Trustee. The Chair serves as liaison between the Board and its Committees, the Adviser and other service providers. The Chair is actively involved in setting the Board meeting agenda, and participates on certain Board Committees.

Board Role in Risk Oversight
In considering risks related to the Funds, the Board consults and receives reports from officers of the Funds and personnel of the Adviser, who are charged with the day-to-day risk oversight function. Matters regularly reported to the Board or a designated committee include certain risks involving, among other things, the Funds’ investment portfolios, trading practices, operational matters, financial and accounting controls, and legal and regulatory compliance. The Board has delegated to each of the Compliance Committee and Audit and Risk Oversight Committee certain responsibilities for reviewing reports relating to compliance and enterprise risk, including operational risk, liquidity, and personnel. The Board relies on the Investment Committee to review reports relating to investment risks, that is, risks to the Funds resulting from pursuing the Funds’ investment strategies (e.g., credit risk and market risk).
Trustees, Advisory Trustee, and Officers
The following tables list the Trustees, the Advisory Trustee, and Officers, their dates of birth, position with the Trust, length of time served, principal occupations during the past five years and, where applicable, any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended (“1934 Act”), or who file reports under the 1934 Act. There is no defined term of office and each Trustee and Advisory Trustee serves until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor. Each Trustee’s, Advisory Trustee’s, and Officer’s address is c/o Victory Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.
Independent Trustees
Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During the Past 5 Years
David Brooks Adcock, Born October 1951	Trustee	May 2015	Consultant (since 2006)	69 portfolios comprised of 26 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 6 portfolios in Victory Variable Insurance Funds	None
Nigel D.T. Andrews, Born April 1947	Trustee	May 2015	Retired	69 portfolios comprised of 26 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 6 portfolios in Victory Variable Insurance Funds
Director,
Carlyle Secured
Lending, Inc.
(formerly TCG
BDC I, Inc.)
(since 2012);
Director,
Carlyle Credit
Solutions, Inc.
(formerly TCG
BDC II, Inc.)
(since 2017);
Trustee, Carlyle
Secured
Lending III
(since 2021)

E. Lee Beard*, Born August 1951	Trustee	May 2015	Retired	69 portfolios comprised of 26 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 6 portfolios in Victory Variable Insurance Funds	None

Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During the Past 5 Years
Dennis M. Bushe, Born January 1944	Trustee	July 2016	Retired	69 portfolios comprised of 26 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 6 portfolios in Victory Variable Insurance Funds	None
John L. Kelly, Born April 1953	Chair and Trustee	May 2015	Managing Partner, Active Capital Partners LLC, a strategic consultant (since October 2017)	69 portfolios comprised of 26 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 6 portfolios in Victory Variable Insurance Funds	Director, Caledonia Mining Corporation (since May 2012)
David L. Meyer, Born April 1957	Trustee	May 2015	Retired	69 portfolios comprised of 26 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 6 portfolios in Victory Variable Insurance Funds	None
Gloria S. Nelund, Born May 1961	Trustee	July 2016	Chair, CEO, and Co-Founder of TriLinc Global, LLC, an investment firm	69 portfolios comprised of 26 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 6 portfolios in Victory Variable Insurance Funds	TriLinc Global Impact Fund, LLC (since 2012)
Leigh A. Wilson, Born December 1944	Trustee	May 2015	Private Investor	69 portfolios comprised of 26 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 6 portfolios in Victory Variable Insurance Funds	Chair (since 2013), Caledonia Mining Corporation
Advisory Trustee
Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During the Past 5 Years
Timothy Pettee, Born April 1958	Advisory Trustee	January 2023	Chief Investment Officer, Hoya Capital Real Estate LLC (since February 2022); Chief Investment Officer, Sun America Asset Management Corp. (January 2003-July 2021)	69 portfolios comprised of 26 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 6 portfolios in Victory Variable Insurance Funds	None

Interested Trustee
Name and Date of Birth	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During the Past 5 Years
David C. Brown**, Born May 1972	Trustee	May 2015
Chief Executive Officer
and Chairman
(2013-present), Victory
Capital
Management Inc.; Chief
Executive Officer and
Chairman
(2013-present), Victory
Capital Holdings, Inc.;
Director, Victory Capital
Services, Inc. (2013-
present); Director,
Victory Capital Transfer
Agency, Inc. (2019-
present)
				114 portfolios comprised of 37 portfolios in the Trust, 26 portfolios in Victory Portfolios II, 6 portfolios in Victory Variable Insurance Funds, and 45 portfolios in Victory Portfolios III.	Trustee, Victory Portfolios III; Board Member, Victory Capital Services, Inc.
*
The Board has designated Ms. Beard as its Audit Committee Financial Expert.
**
Mr. Brown is an “Interested Person” by reason of his relationship with the Adviser.
Trustee and Advisory Trustee Qualifications
The following summarizes the experience and qualifications of the Trustees and Advisory Trustee.
• David Brooks Adcock. Mr. Adcock served for many years as general counsel to Duke University and Duke University Health System, where he provided oversight to complex business transactions such as mergers and acquisitions and dispositions. He has served for more than 20 years as a public interest arbitrator for, among others, the New York Stock Exchange, the American Stock Exchange, the National Futures Association, FINRA, and the American Arbitration Association. The Board believes that Mr. Adcock’s knowledge of complex business transactions and the securities industry combined with his previous service on the boards of other mutual funds qualifies him to serve on the Board.
• Nigel D.T. Andrews. Mr. Andrews served for many years as a management consultant for a nationally recognized consulting company and as a senior executive at GE, including Vice President of Corporate Business Development, reporting to the Chairman, and as Executive Vice President of GE Capital. He also served as a Director and member of the Audit and Risk Committee of Old Mutual plc, a large publicly traded company whose shares are traded on the London Stock Exchange. Mr. Andrews also formerly served as the non-executive chairman of Old Mutual’s U.S. asset management business, where he also served on the audit and risk committee. Mr. Andrews also served as a Governor of the London Business School. He serves as a director of Carlyle Secured Lending, Inc. (formerly TCG BDC I, Inc.) and Carlyle Credit Solutions, Inc., (formerly TCG BDC II, Inc.), and as a Trustee for Carlyle Secured Lending III, each a business development company. The Board believes that his experience in these positions, particularly with respect to oversight of risk and the audit function of public companies, as well as his previous service on the boards of other mutual funds qualifies him to serve as a Trustee.
• E. Lee Beard. Ms. Beard, a certified public accountant, has served as the president, chief executive officer and director, and as a chief financial officer, of public, federally insured depository institutions. As such, Ms. Beard is familiar with issues relating to audits of financial institutions. The Board believes that Ms. Beard’s experience as the chief executive officer of a depository institution, her service on the boards of other mutual funds and her knowledge of audit and accounting matters qualifies her to serve as a Trustee.
• David C. Brown. Mr. Brown serves as the Chairman and Chief Executive Officer (since 2013) of the Adviser and, as such, is an “interested person” of the Trust. Previously, he served as Co-Chief Executive Officer (2011 - 2013), and President — Investments and Operations (2010 - 2011) and Chief Operating Officer (2004 - 2011) of the Adviser. The Board believes that his position and experience with the Adviser and his previous experience in the investment management business qualifies him to serve as a Trustee.

• Dennis M. Bushe. Mr. Bushe has experience in fixed income investment management and research. He is a former chief investment risk officer of a large investment management firm. Mr. Bushe previously served as a Trustee of the boards of the RS Investment Trust and RS Variable Products Trust. The Board believes that Mr. Bushe’s experience qualifies him to serve as a Trustee.
• John L. Kelly. Mr. Kelly has more than 35 years of experience and leadership roles in the financial services industry including institutional electronic trading, capital markets, corporate and investment banking, retail brokerage, private equity, asset/wealth management, institutional services, mutual funds, and related technology enabled services. He previously served as an Independent Trustee of Victory Portfolios, Victory Institutional Funds, and Victory Variable Insurance Funds from 2008 to 2011. The Board believes that this experience qualifies him to serve as a Trustee.
• David L. Meyer. For six years, Mr. Meyer served as chief operating officer, Investment Wealth Management Division, of Mercantile Bankshares Corp (now PNC Financial Services Corp.) and has served as an officer or on the boards of other mutual funds for many years. The Board believes that his experience, particularly as it related to the operation of registered investment companies, qualifies him to serve as a Trustee.
• Gloria S. Nelund. Ms. Nelund has executive and investment management industry experience, including service as chief executive officer of two investment advisory firms. Ms. Nelund also has experience as a co-founder and chief executive officer of an investment firm. Ms. Nelund previously served as the Chairman and Trustee of the boards of the RS Investment Trust and RS Variable Products Trust. The Board believes that this experience qualifies her to serve as a Trustee.
• Timothy Pettee. Mr. Pettee served for many years as Chief Investment Officer and Lead Portfolio Manager (Rules Based Funds) of SunAmerica Asset Management Corp., where he was responsible for investment oversight, portfolio management, and securities selection. At SunAmerica, Mr. Pettee also was Chair of the Portfolio Policy and Brokerage and Soft Dollar Committees, and a member of the Proxy and Executive Committees. The Board believes that Mr. Pettee's experience with other mutual funds and his knowledge qualifies him to serve as an Advisory Trustee.
• Leigh A. Wilson. Mr. Wilson was Chair of the Victory Funds through 2021. He served for many years as Chief Executive Officer of Paribas North America and as such has extensive experience in the financial sector. He serves as an Independent Non-Executive Director and Chairman of the Board of Caledonia Mining Corporation, a Canadian mining company listed on the Toronto Stock Exchange. As a former director of the Mutual Fund Directors Forum (“MFDF”), he is familiar with the operation and regulation of registered investment companies. He served on a MFDF steering committee created at the request of then-SEC Chairman William Donaldson to recommend best practices to independent mutual fund directors. He received the Small Fund Trustee of the Year award from Institutional Investor Magazine in 2006. The Board believes that this experience and his previous service on the boards of other mutual funds qualifies him to serve as a Trustee.
Committees of the Board
The following standing Committees of the Board are currently in operation: Audit and Risk Oversight, Compliance, Continuing Education, Investment, Service Provider, Board Governance and Nominating, and Agenda. In addition to these standing Committees, the Board may form temporary Sub- or Special Committees to address particular areas of concern. A Committee may form a Sub-Committee to address particular areas of concern to that Committee.
• The members of the Audit and Risk Oversight Committee, all of whom are Independent Trustees, are Ms. Beard (Chair), Mr. Andrews, Mr. Kelly, Ms. Nelund, and Mr. Wilson. The primary purpose of this Committee is to oversee the Trust’s accounting and financial reporting policies, practices, and internal controls, as required by the statutes and regulations administered by the SEC, including the 1940 Act. The Committee also has overall responsibility for reviewing periodic reports with respect to compliance and enterprise risk, including operational risk and personnel. The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.
• The members of the Compliance Committee are Mr. Adcock (Chair), Mr. Andrews, Ms. Beard, Mr. Kelly, Ms. Nelund, and Mr. Wilson. The Compliance Committee oversees matters related to the Funds’ compliance program and compliance with applicable laws, rules and regulations and meets regularly with the Trust’s Chief Compliance Officer.
• The members of the Continuing Education Committee are Mr. Meyer (Chair), Mr. Adcock, Mr. Andrews, Ms. Beard, Mr. Bushe, Mr. Kelly, and Ms. Nelund. The function of this Committee is to develop programs to educate the Trustees to enhance their effectiveness as a Board and individually.
• The members of the Investment Committee are Mr. Bushe (Chair), Mr. Adcock, Mr. Kelly, and Mr. Meyer. The function of this Committee is to oversee the Fund’s compliance with investment objectives, policies, and restrictions, including those imposed by law or regulation, and assist the Board in its annual review of the Funds’ investment advisory agreements.

• The members of the Service Provider Committee are Ms. Nelund (Chair), Mr. Andrews, Ms. Beard, Mr. Kelly, and Mr. Wilson. This Committee oversees the negotiation of the terms of the written agreements with the Funds’ service providers, evaluates the quality of periodic reports from the service providers (including reports submitted by sub-service providers) and assists the Board in its review of each Fund’s service providers, other than the investment adviser and independent auditors.
• The Board Governance and Nominating Committee consists of all of the Independent Trustees. Mr. Andrews currently serves as the Chair of this Committee. The functions of this Committee are: to oversee Fund governance, including the nomination and selection of Trustees; to evaluate and recommend to the Board the compensation and expense reimbursement policies applicable to Trustees; and periodically, to coordinate and facilitate an evaluation of the performance of the Board.
• The Board Governance and Nominating Committee will consider nominee recommendations from Fund shareholders, in accordance with procedures established by the Committee. A Fund shareholder should submit a nominee recommendation in writing to the attention of the Chair of the Trust, 4900 Tiedeman Road, Brooklyn, Ohio 44144. The Committee (or a designated sub-committee) will screen shareholder recommendations in the same manner as it screens nominations received from other sources, such as current Trustees, management of the Fund or other individuals, including professional recruiters. The Committee need not consider any recommendations when no vacancy on the Board exists, but the Committee will consider any such recommendation if a vacancy occurs within six months after receipt of the recommendation. In administering the shareholder recommendation process, the Chair, in the Chair’s sole discretion, may retain the services of counsel to the Trust or to the Independent Trustees, management of the Fund or any third party. The Committee will communicate the results of the evaluation of any shareholder recommendation to the shareholder who made the recommendation.
• The Agenda Committee consists of the Chair of the Board and the Chair of each other Committee.
During the fiscal year ended June 30, 2023, the Board held eight meetings. The Audit and Risk Oversight Committee held four meetings; the Compliance Committee held four meetings; the Investment Committee held four meetings; the Service Provider Committee held four meetings; and the Board Governance and Nominating Committee held four meetings. The Continuing Education Committee met informally during the fiscal year.
Officers of the Trust
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their dates of birth, the length of time served, and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
James K. De Vries Born April 1969	President	May 2023
Head of Fund Administration (5/1/23-present);Vice
President, Victory Capital Transfer Agency, Inc.
(4/20/23-present); Executive Director, the Adviser
(7/1/19-4/30/23 present); Executive Director, Investment
and Financial Administration, USAA (2012-6/30/19);
Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive
Officer for the Funds, Victory Portfolios, Victory
Portfolios III, and Victory Variable Insurance Funds.

Scott A. Stahorsky, Born July 1969	Vice President	May 2015
Director, Third-Party Dealer Services & Reg
Administration, Fund Administration, the Adviser
(5/1/2023-present); Vice President, Victory Capital
Transfer Agency, Inc. (4/20/23-present); Manager, Fund
Administration, the Adviser (4/30/23- 2015). Mr.
Stahorsky also serves as Vice President of Victory
Portfolios, Victory Portfolios III, and Victory Variable
Insurance Funds.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Thomas Dusenberry, Born July 1977	Secretary	May 2022
Director, Fund Administration, the Adviser; Treasurer
and Principal Financial Officer (May 2023-present);
Manager, Fund Administration, the Adviser; Treasurer
and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream,
MLP Fund and Forward Funds; Principal Financial
Officer (2018-2021) and Treasurer (2020-2021), Salient
Private Access Funds and Endowment PMF Funds;
Senior Vice President of Fund Accounting and
Operations, Salient Partners (2020-2022); Director of
Fund Operations, Salient Partners (2016-2019). Mr.
Dusenberry also serves as Secretary of Victory
Portfolios, Victory Portfolios III, and Victory Variable
Insurance Funds.

Allan Shaer, Born March 1965	Treasurer	December 2017
Senior Vice President, Financial Administration, Citi
Fund Services Ohio, Inc. (since 2016); Vice President,
Mutual Fund Administration, JP Morgan Chase
(2011-2016). Mr. Shaer also serves as Treasurer of
Victory Portfolios, Victory Portfolios III, and Victory
Variable Insurance Funds.

Christopher Ponte, Born March 1984	Assistant Treasurer	May 2015
Director, Fund and Broker Dealer Finance, Fund
Administration, (5/1/23-present); Victory Capital
Transfer Agency, Inc. (May 2023-present); Manager,
Fund Administration, the Adviser (2017-2023); Chief
Financial Officer, Victory Capital Services, Inc. (since
2018). Mr. Ponte also serves as Assistant Treasurer of
Victory Portfolios, Victory Portfolios III, and Victory
Variable Insurance Funds.

Carol D. Trevino Born October 1965	Assistant Treasurer	February 2023
Director, Financial Reporting, Fund Administration
(5/1/23-present); Director, Accounting and Finance, the
Adviser (7/1/19-4/30/23); Accounting/ Financial
Director, USAA (12/13-6/30/19). Ms. Trevino also
serves as Assistant Treasurer of Victory Portfolios,
Victory Portfolios III, and Victory Variable Insurance
Funds.

Sean Fox, Born September 1976	Chief Compliance Officer	June 2022
Sr. Compliance Officer, the Adviser (2019-Present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox
also serves as Chief Compliance Officer for Victory
Portfolios, Victory Portfolios III, and Victory Variable
Insurance Funds.

Michael Bryan, Born December 1962	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2023
Vice President, CCO Compliance Support Services, Citi
Fund Services Ohio, Inc. (2008-present). Mr. Bryan
also serves as the Anti-Money Laundering Compliance
Officer and Identity Theft Officer for Victory
Portfolios, Victory Portfolios III, and Victory Variable
Insurance Funds.

Jay G. Baris, Born January 1954	Assistant Secretary	May 2015	Partner, Sidley Austin LLP (since 2020); Partner, Shearman & Sterling LLP (2018-2020).
Fund Ownership
The following tables show the dollar ranges of Fund shares (and of shares of all series of the Victory Fund Complex) beneficially owned by each Trustee and Advisory Trustee as of December 31, 2022. No Independent Trustee or Advisory Trustee (or any immediate family member) owns beneficially or of record an interest in the Adviser or the Distributor or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor (other than Funds in the Victory Funds Complex). As of December 31, 2022, the Trustees, Advisory Trustee, and officers as a group owned beneficially less than 1% of each class of outstanding shares of those series of the Trust. No information is provided for the Advisory Trustee, Timothy Pettee, because he was not appointed an Advisory Trustee until January 1, 2023.

Independent Trustees
Trustee	Dollar Range of Beneficial Ownership of Fund Shares	Aggregate Dollar Range of Ownership of Shares of All Series of the Victory Fund Complex
Mr. Adcock	None	Over $100,000
Mr. Andrews	Market Neutral Income Fund: $50,001 - $100,000	Over $100,000
Ms. Beard	None	Over $100,000
Mr. Bushe	Market Neutral Income Fund: Over $100,000	Over $100,000
Mr. Kelly	None	Over $100,000
Mr. Meyer	None	Over $100,000
Ms. Nelund	None	Over $100,000
Mr. Wilson	None	None
Advisory Trustee
Trustee	Dollar Range of Beneficial Ownership of Fund Shares	Aggregate Dollar Range of Ownership of Shares of All Series of the Victory Fund Complex
Mr. Pettee*	None	None
* Appointed effective January 2023.
Interested Trustee
Trustee	Dollar Range of Beneficial Ownership of Fund Shares	Aggregate Dollar Range of Ownership of Shares of All Series of the Victory Fund Complex
Mr. Brown*	None	Over $100,000
*
Mr. Brown is an “Interested Person” by reason of his relationship with the Adviser.
Compensation
The Victory Fund Complex pays each Independent Trustee and Advisory Trustee $344,000 per year for his or her services to the Complex. The Board Chair is paid an additional retainer of $150,000 per year. While the Board reserves the right to award reasonable compensation to any Interested Trustee, as of the date of this SAI no Interested Trustee receives compensation for services as a Trustee.
The following tables indicate the compensation received by each Trustee and Advisory Trustee from the Funds covered in this SAI and from the Victory Fund Complex for the fiscal year ended June 30, 2023. As of June 30, 2023, there were 69 funds in the Victory Fund Complex for which the Trustees or Advisory Trustee listed below were compensated. The Trust does not maintain a retirement plan for its Trustees or Advisory Trustee.
Independent Trustees

Trustee	Aggregate Compensation from the Funds	Total Compensation from the Victory Fund Complex
Mr. Adcock	$28,228	$344,000
Mr. Andrews*	$28,228	$344,000
Ms. Beard	$28,228	$344,000
Mr. Bushe	$28,228	$344,000
Mr. Kelly	$40,537	$494,000
Mr. Meyer	$28,228	$344,000
Ms. Nelund	$28,228	$344,000
Mr. Wilson	$28,228	$344,000
* Mr. Andrews no longer elects to receive a portion of his compensation as deferred compensation. As of June 30, 2023, the value of Mr. Andrews' deferred compensation account was $575,153.02.

Advisory Trustee
Trustee	Aggregate Compensation from the Funds	Total Compensation from the Victory Fund Complex
Mr. Pettee*	$12,470	$172,000
* Appointed effective January 2023.
Interested Trustee

Trustee	Aggregate Compensation from the Funds	Total Compensation from the Victory Fund Complex
Mr. Brown*	None	None
*
Mr. Brown is an “Interested Person” by reason of his relationship with the Adviser.
Deferred Compensation
Each Trustee may elect to defer a portion of his or her compensation from the Victory Fund Complex in accordance with a Deferred Compensation Plan adopted by the Board (the “Plan”). Such amounts are invested in one or more Funds in the Victory Fund Complex offered under the Plan or a money market fund, as selected by the Trustee.
As of the last completed fiscal year, the following current Trustees have elected to defer a portion of his or her compensation from the Victory Fund Complex.

Trustee	Aggregate Compensation from the Funds	Total Compensation from the Victory Fund Complex
Mr. Adcock*	$4,234	$51,600
Ms. Beard**	$3,761	$46,440
Mr. Bushe***	$14,114	$172,000
*         As of June 30, 2023, the value of Mr. Adcock's deferred compensation account was $259,115.
**       As of June 30, 2023, the value of Ms. Beard’s deferred compensation account was $65,015.
***     As of June 30, 2023, the value of Mr. Busche's deferred compensation account was $1,583,968.
.
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
As of September 30, 2023, the following shareholders owned 5% or more of a class of the indicated Funds. Each shareholder that beneficially owns more than 25% of the voting securities of a class of a Fund may be deemed a control person of that class of the Fund’s outstanding shares and, thereby, may influence the outcome of matters on which shareholders are entitled to vote. Since the economic benefit of investing in a Fund and related voting authority is passed through to the underlying investors of the record owners, it is expected that these record owners generally will not be considered the beneficial owners of the Fund’s shares or control persons of the Fund.
The names and addresses of the record holders and the percentage of the outstanding shares held by such holders are set forth in the following table.

Fund - Class	Name and Address of Owner	Percentage Owned of Record
VICTORY MARKET NEUTRAL INCOME FUND CL A	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO CA 94105	80.20%
VICTORY MARKET NEUTRAL INCOME FUND CL C	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE LD PURCHASE NY 105772530	26.93%
	AMERIPRISE FINANCIAL SERVICES, INC. 5221 AMERIPRISE FINANCIAL CENTER MINNEAPOLIS MN 55474	13.13%

Fund - Class	Name and Address of Owner	Percentage Owned of Record
	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO CA 94105	8.47%
	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PARKWAY ST PETERSBURG FL 337332749	7.09%
	PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	5.67%
VICTORY MARKET NEUTRAL INCOME FUND CL I	NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	18.62%
	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO CA 94105	15.78%
	LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON MA 02109	15.45%
	PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	10.51%
	MAC CO A C 176404 FBO BLK SMA ATTN MUTUAL FUND OPERATIONS ROOM 151-1010 500 GRANT STREET PITTSBURGH PA 15258	9.75%
	AMERIPRISE FINANCIAL SERVICES, INC. 5221 AMERIPRISE FINANCIAL CENTER MINNEAPOLIS MN 55474	7.71%
	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE LD PURCHASE NY 105772530	6.69%
VICTORY MARKET NEUTRAL INCOME FUND MEMBER CLASS	VICTORY CAPITAL TRANSFER AGENCY INC 15935 LA CANTERA PARKWAY BLDG TWO SAN ANTONIO TX 78256	99.83%
VICTORY MARKET NEUTRAL INCOME FUND MEMBER CLASS	DUNCAN M MCINTOSH SUSAN K MCINTOSH MCINTOSH FAM LIV TRUST UA 07 22 98 2008 BILOXI CIR PLANO TX 75075	5.23%
VICTORY US 500 ENHANCED VOL WTD INDEX CL A	LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON MA 02109	33.08%
	PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	27.19%
	NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	8.24%

Fund - Class	Name and Address of Owner	Percentage Owned of Record
	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO CA 94105	6.99%
VICTORY US 500 ENHANCED VOL WTD INDEX CL C	LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON MA 02109	43.66%
	PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	35.20%
	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PARKWAY ST PETERSBURG FL 337332749	8.08%
	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO CA 94105	5.48%
VICTORY US 500 ENHANCED VOL WTD INDEX CL I	LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON MA 02109	30.42%
	CHARLES SCHWAB & CO., INC. 211 MAIN STREET SAN FRANCISCO CA 94105	26.31%
	UBS FINANCIAL SERVICES INC. C/O CENTRAL DEPOSIT/MUTUAL FUNDS 1000 HARBOR BLVD 7TH FL A/C YY011410610 WEEHAWKEN NJ 070866727	15.28%
	PERSHING LLC ONE PERSHING PLAZA PRODUCT SUPPORT, 14TH FLOOR JERSEY CITY NJ 07399	8.13%
	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PARKWAY ST PETERSBURG FL 337332749	8.07%
	NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	6.44%
VICTORYMARKET NEUTRAL INCOME FUND CL C	LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON MA 02109	32.36%
INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS
Investment Adviser
Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds. Victory Capital’s principal business address is 15935 La Cantera Parkway, San Antonio, TX 78256. Subject to the authority of the Board, the Adviser is responsible for the overall management and administration of the Funds’ business affairs. Each of the Adviser’s multiple investment teams, referred to separately as investment franchises utilizes its own independent approach to investing. The Adviser is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation. As of September 30, 2023, the Adviser managed assets totaling in excess of $153.5 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing.

The Advisory Agreement
The Adviser serves as the Funds’ investment adviser pursuant to an advisory agreement dated as of May 1, 2015 (the “Advisory Agreement”). Unless sooner terminated, the Advisory Agreement between the Adviser and the Trust, on behalf of the Funds, provides that it will continue in effect as to the Funds for two years and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of the majority of the outstanding shares of each such Fund (as defined under “Miscellaneous” below) and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement, by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to any particular Fund at any time on 60 days’ written notice without penalty by a vote of the majority of the outstanding shares of a Fund, by vote of the Trustees, or as to all applicable Funds by the Adviser. The Advisory Agreement also terminates automatically in the event of any assignment, as defined by the 1940 Act.
The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.
Under the Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the agreements provide that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund provided all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.
The following schedule lists the advisory fees for each Fund, as an annual percentage of its average daily net assets:
Fund	Advisory Fee
Victory Market Neutral Income Fund	0.35%
Victory US 500 Enhanced Volatility Wtd Index Fund	0.70%
Advisory fees paid by the Funds to the Adviser for the last three fiscal years ended June 30, are shown in the table below.

Fund	2023	2022	2021
Victory Market Neutral Income Fund	$13,277,104	$8,341,780	$2,194,718
Victory US 500 Enhanced Volatility Wtd Index Fund	$334,886	$471,348	$477,736
Management Fee Waiver/Expense Reimbursement
The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses so that the total annual operating expenses (excluding any acquired fund fees and expenses and certain other items such as interest, taxes, dividend and interest expenses on short sales and brokerage commissions) of a Fund (by share class) do not exceed a certain percentage for a predetermined amount of time. In these instances, the fee and expense table in the Fund’s Prospectus provides more details about this arrangement and shows the impact it will have on the Fund’s total annual fund operating expenses. Under its contractual agreement with the Funds, the Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Board. From time to time, the Adviser may also voluntarily waive its management fee and/or reimburse expenses for a Fund. These voluntary reductions are not reflected in the fee and expense table in the Fund’s Prospectus.
From time to time, the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. As a result of the Funds’ expense limitation agreement, for the last three fiscal years ended June 30, Victory Capital waived its management fee and/or reimbursed the Funds the amount listed in the table below.

Fund	2023	2022	2021
Victory Market Neutral Income Fund	$7,053,744	$4,525,747	$1,612,292
Victory U.S. 500 Enhanced Volatility Wtd Index Fund	$165,662	$182,939	$170,552
For the past three fiscal years ended June 30, Victory Capital recouped management fees previously waived and/or reimbursed in the amounts listed in the table below.

Fund (Class)	2023	2022	2021
Victory Market Neutral Income Fund (Class A)	$3,907	$–	$–
Compliance Services
The Trust and the Adviser are parties to the Agreement to Provide Compliance Services (the “Compliance Agreement”) pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under 1940 Act. The funds in the Victory Fund Complex, in the aggregate, compensate the Adviser for these services.
For the last three fiscal years ended June 30, the Funds paid the Adviser the following fees under the terms of the Compliance Agreement.

Fund	2023	2022	2021
Victory Market Neutral Income Fund	$35,518	$14,899	$3,485
Victory US 500 Enhanced Volatility Wtd Index Fund	$445	$485	$573
Administrator and Fund Accountant
Victory Capital serves as the administrator and fund accountant to the Trust pursuant to an agreement dated July 1, 2006, as amended (the “Administration and Fund Accounting Agreement”). Citi Fund Services Ohio, Inc. (“Citi”) serves as sub-administrator and sub-fund accountant to the Trust pursuant to an agreement with Victory Capital dated October 1, 2015, as amended (the “Sub-Administration and Sub-Fund Accounting Agreement”). As administrator, Victory Capital supervises the Trust’s operations, including the services that Citi provides to the Funds as sub-administrator and sub-fund accountant, but excluding those that Victory Capital supervises as investment adviser, subject to the supervision of the Board.
Under the Administration and Fund Accounting Agreement, for the administration and fund accounting services that Victory Capital renders to the Funds, the Trust, Victory Portfolios ("VP") and Victory Variable Insurance Funds (“VVIF”) pay Victory Capital an annual fee, accrued daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of the Trust, VP and VVIF: 0.08% of the first $15 billion in aggregate Trust, VP and VVIF net assets, plus 0.05% of aggregate Trust, VP and VVIF net assets in excess of $15 billion to $30 billion, plus 0.04% of aggregate Trust, VP and VVIF net assets in excess of $30 billion. Victory Capital may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the Fund’s net income available for distribution to shareholders. In addition, the Trust, VP and VVIF reimburse Victory Capital for all of its reasonable out-of-pocket expenses incurred as a result of providing the services under the Administration and Fund Accounting Agreement, including costs associated with implementing new reports required by the new RIC Modernization rules adopted by the SEC under the 1940 Act.
Except as otherwise provided in the Administration and Fund Accounting Agreement, Victory Capital pays all expenses that it incurs in performing its services and duties as administrator. Unless sooner terminated, the Administration and Fund Accounting Agreement continues in effect for a period of three years and for consecutive one-year terms thereafter, provided that such continuance is approved by the Board or by vote of a majority of the outstanding shares of each Fund and, in either case, by a majority of the Independent Trustees. The Administration and Fund Accounting Agreement provides that Victory Capital shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence or reckless disregard of its obligations and duties under the Agreement.
Under the Administration and Fund Accounting Agreement, Victory Capital, among other things, coordinates the preparation, filing and distribution of amendments to the Trust’s registration statement on Form N-1A, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the Trust’s other service provider contracts; monitors compliance with investment restrictions imposed by the 1940 Act, each Fund’s investment objective, defined investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the Funds’ service arrangements with financial institutions that make the Funds’ shares available to their customers; assists with regulatory compliance; supplies individuals to serve as Trust officers; prepares Board meeting materials; and annually determines whether the services that it provides (or the services that Citi provides as sub-administrator) are adequate and complete.
Victory Capital also performs fund accounting services for each Fund, excluding those services that Citi performs as sub-fund accountant. The fund accountant calculates each Fund’s NAV, its dividend and capital gain distribution, if any, and its yield. The fund accountant also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. The fees that Citi receives for sub-administration and sub-fund accounting services are described in the SAI section entitled “Sub-Administrator and Sub-Fund Accountant.”

For the last three fiscal years ended June 30, the Funds accrued the following amounts in administrative, fund accountant fees.

Fund	2023	2022	2021
Victory Market Neutral Income Fund	$2,085,351	$1,290,074	$289,616
Victory US 500 Enhanced Volatility Wtd Index Fund	$26,308	$36,483	$39,753
Sub-Administrator and Sub-Fund Accountant
Citi serves as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Agreement dated October 1, 2015, as amended, by and between Victory Capital and Citi (the "Sub-Administration and Sub-Fund Accounting Agreement.”) Citi assists in supervising all operations of the Funds (other than those performed by Victory Capital either as investment adviser or administrator), subject to the supervision of the Board.
Unless sooner terminated, the Sub-Administration and Sub-Fund Accounting Agreement continues in effect as to each Fund for a period of three years and for consecutive one-year terms thereafter. The Sub-Administration and Sub-Fund Accounting Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Agreement.
Under the Sub-Administration and Sub-Fund Accounting Agreement, Citi calculates Trust expenses and make disbursements; calculates capital gain and distribution information; registers the Funds’ shares with the states; prepares shareholder reports and reports to the SEC on Forms N-CEN and N-PORT; coordinates dividend payments; calculates the Funds’ performance information; files the Trust’s tax returns; supplies individuals to serve as Trust officers; monitors the Funds’ status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and trustees’ and officers’/errors and omissions insurance policies for the Trust; assists with liquidity and derivatives risk management services; and assists in the annual audit of the Funds, among other services.
Transfer Agent
FIS Investor Services LLC (“FIS”), 4249 Easton Way, Suite 400, Columbus, Ohio 43219, serves as transfer agent and dividend disbursing agent for the Funds. Under its agreement with the Funds, FIS has agreed to (1) issue and redeem shares of the Funds; (2) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and (5) make periodic reports to the Board concerning the Funds’ operations.
Custodian
General. Citibank, 388 Greenwich St., New York, New York 10013, ("Citibank" or the "Custodian") serves as the custodian of the assets of each Fund pursuant to the Global Custodial Services Agreement dated August 5, 2008, as amended (the “Custody Agreement”). The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Custodian may, with the approval of a Fund and at its own expense, open and maintain a sub-custody account or accounts on behalf of a Fund, provided that it shall remain liable for the performance of all of its duties under the Custody Agreement.
Foreign Custody. Rule 17f-5 under the 1940 Act, which governs the custody of investment company assets outside the United States, allows a mutual fund’s board of directors to delegate to a “Foreign Custody Manager” the selection and monitoring of foreign sub-custodian arrangements for the Trust’s assets. Accordingly, the Board delegated these responsibilities to the Custodian pursuant to the Custody Agreement. As Foreign Custody Manager, the Custodian must (a) determine that the assets of the Funds held by a foreign sub-custodian will be subject to reasonable care, based on the standards applicable to custodians in the relevant market; (b) determine that the Trust’s foreign custody arrangements are governed by written contracts in compliance with Rule 17f-5 (or, in the case of a compulsory depository, by such a contract and/or established practices or procedures); and (c) monitor the appropriateness of these arrangements and any material change in the relevant contract, practices or procedures. In determining appropriateness, the Custodian will not evaluate a particular country’s investment risks, such as (a) the use of compulsory depositories, (b) such country’s financial infrastructure, (c) such country’s prevailing custody and settlement practices, (d) nationalization, expropriation or other governmental actions, (e) regulation of the banking or securities industry, (f) currency controls, restrictions, devaluations or fluctuations, and (g) market conditions that affect the orderly execution of securities transactions or affect the value of securities. The Custodian will provide to the Board quarterly written reports regarding the Trust’s foreign custody arrangements.

Line of Credit. Each Fund, along with other funds managed by the Adviser, participates in a 364-day committed credit facility and a 364-day uncommitted, demand credit facility with Citibank. Each such credit facility may be renewed if so agreed by the parties. Under the current agreement with Citibank, the Funds may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. Of this amount, $40 million of the committed line of credit and $60 million of the uncommitted line of credit are reserved for use by the Victory Floating Rate Fund (a series of Victory Portfolios), with that Fund paying the related commitment fees for that amount. The purpose of each agreement is to meet temporary or emergency cash needs. For the committed credit facility, Citibank received an annual commitment fee of 0.15%. Each Fund pays a pro-rata portion (adjusted for the amount of credit reserved for the Victory Floating Rate Fund) of these fees and pays the interest on any amount that it borrows. Each Fund paid a pro-rata portion of the renewal fee.
Securities Lending
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned generally are cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. government securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies. The Funds effectively do not have control of the non-cash collateral. Collateral requirements are determined daily based on the value of a Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. A Fund also earns a return from the collateral. A Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by a Fund may not be sold or repledged, except to satisfy borrower default.
The following reflects the dollar amounts of income and fees/compensation related to the Funds’ securities lending activities during the Funds’ last fiscal year ended June 30.

Fund	Gross Income from securities lending activities	Fees paid to securities lending agent from a revenue split	Rebate (paid to borrower)	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
Victory Market Neutral Income Fund	$3,593,253	$143,568	$2,132,630	$2,276,198	$1,317,055
Victory U.S. 500 Enhanced Volatility Wtd Index Fund	$5,838	$345	$2,388	$2,733	$3,105
Distributor
Victory Capital Services, Inc. (the “Distributor”), located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated May 21, 2015, as amended (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to each Fund for two years and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Board or by the vote of a majority of the outstanding shares of each Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. (In response to the COVID-19 pandemic, the SEC issued the Order providing temporary relief from in person voting requirements subject to meeting certain conditions of the Order.) The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.
The following table reflects the total underwriting commissions and the amount of those commissions retained by the Distributor in connection with the sale of shares of each Fund for the last three fiscal years ended June 30.

	2023		2022		2021
	Total Commissions	Underwriting Commissions Retained	Total Commissions	Underwriting Commissions Retained	Total Commissions	Underwriting Commissions Retained
Victory Market Neutral Income Fund	$72,010	$10,166	$171,891	$24,018	$23,801	$2,932
Victory US 500 Enhanced Volatility Wtd Index Fund	$7,573	$1,243	$9,996	$1,290	$7,784	$976
PORTFOLIO MANAGERS
This section includes information about the Funds’ portfolio managers, including information concerning other accounts managed, the dollar range of Fund shares owned and compensation.
Other Accounts
The following table lists the number and types of accounts managed by the portfolio manager and assets under management in those accounts as of the end of the last completed fiscal year:
	Registered Investment Company Accounts		Pooled Investment Vehicle Accounts		Other Accounts
	Assets Managed (In Millions	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts
Mannik Dhillon	$53,191.94	58	$61.85	4	$4,524.27	4
Scott Kefer	$2,879.23	1	$—	0	$—	0
Lance Humphrey	$10,833.43	18	$—	0	$2,722.85	4
Free Foutz	$16,866.07	10	$—	0	$—	0
The following table sets forth performance-based accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the last completed fiscal year:

	Registered Investment Company Accounts		Pooled Investment Vehicle Accounts		Other Accounts
	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts
Mannik Dhillon	$18,496.51	15	$61.85	4	$—	0
Scott Kefer	$—	0	$—	0	$—	0
Lance Humphrey	$575.14	2	$—	0	$—	0
Free Foutz	$—	0	$—	0	$—	0
Fund Ownership
As of the end of the last completed fiscal year, the portfolio managers of the Funds owned equity securities of the Funds in the amount indicated in the table below:
Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of June 30, 2023
Mannik Dhillon	Victory Market Neutral Income Fund Victory US 500 Enhanced Volatility Wtd Index Fund	$100,001-$500,000 None
Scott Kefer	Victory Market Neutral Income Fund	$500,001-$1,000,000
Lance Humphrey	Victory Market Neutral Income Fund	$10,001-$50,000
Free Foutz	Victory Market Neutral Income Fund	None

Portfolio Manager Compensation
The Adviser has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of the Adviser’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Adviser attract and retain high-quality investment professionals, and (3) contribute to the Adviser’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Adviser receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. The Adviser monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.
Each of the Adviser’s investment franchises may earn incentive compensation based on a percentage of the Adviser’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer or a senior member of each team, in coordination with the Adviser, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Adviser’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or Fund relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly managed competitors.
The Adviser’s portfolio managers may participate in the equity ownership plan of the Adviser’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.
Conflicts of Interest
The Adviser’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less-liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between a Fund and another account, raise conflict of interest issues. The Adviser has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Adviser’s investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Adviser’s compliance program will achieve its intended result.
To the extent a Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information connection with the retention of any new sub-adviser or a material amendment of any existing sub-adviser agreement.
DISTRIBUTION AND SERVICE PLANS
The Trust has adopted Class A and Class C Master Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “Rule 12b-1 Plan”). Under the Rule 12b-1 Plans, the Funds are authorized to pay the Distributor, as compensation for the Distributor’s account maintenance services under the Rule 12b-1 Plan, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of a Fund’s average daily net assets attributable to the relevant class. Such fees are calculated and accrued daily and paid by the Funds monthly. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. Each Rule 12b-1 Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators, and others (“Recipients”) to provide these services and paying compensation for these services. Each Fund bears its own costs of distribution with respect to its shares. The Funds may make other payments, such as contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Rule 12b-1 Plans.
The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Funds; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds’ investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds.
The Distributor is required to provide a written report, at least quarterly, to the Board, specifying in reasonable detail the amounts expended pursuant to each Rule 12b-1 Plan, the purposes for which such expenditures were made, and any Rule 12b-1 fees to be paid by the Distributor to Recipients. From time to time, the Adviser or Distributor may use its fee revenue, past profits, or other resources to provide additional compensation to dealers that sell or arrange for the sale of shares of a Fund for, without limitation, financial assistance to dealers that enable the Adviser or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. The Adviser and Distributor make payments for events they deem appropriate, subject to applicable law. These payments may vary depending upon the nature of the event.
The Rule 12b-1 Plans may not be amended to increase materially the amount of the Distributor’s compensation to be paid by a Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place. Any agreement related to a Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.
In response to the global COVID-19 pandemic, the SEC issued the Order providing temporary relief from in person voting requirements subject to meeting certain conditions of the Order.
The following tables reflect the aggregate payment of Rule 12b-1 fees to the Distributor pursuant to the Plans for the most recent fiscal year ended June 30, 2023. All such payments consisted of compensation to broker-dealers.

Fund	Class A	Class C	Class I
Victory Market Neutral Income Fund	$299,389	$163,854	$—
Victory US 500 Enhanced Volatility Wtd Index Fund	$61,040	$141,006	$—
CODE OF ETHICS
The Trust and the Adviser each have adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Adviser’s Code of Ethics applies to all of the Adviser’s directors and officers and employees with investment advisory duties (“Access Personnel”) and all of the Adviser’s directors, officers and employees (“Supervised Personnel”). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Adviser Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by a Fund. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.
PROXY VOTING POLICIES AND PROCEDURES
In accordance with the 1940 Act, the Trust has adopted policies and procedures for voting proxies related to equity securities held by the Funds (the “Proxy Voting Policy”). The Trust’s Proxy Voting Policy is designed to: (i) ensure that proxies are voted in the best interests of shareholders of the Funds with a view toward maximizing the value of their investments; (ii) address conflicts of interests between these shareholders, on the one hand, and affiliates of the Fund, the Adviser or the Distributor, on the other, that may arise regarding the voting of proxies; and (iii) provide for the disclosure of the Funds’ proxy voting records and the Proxy Voting Policy.
The Proxy Voting Policy delegates to the Adviser the obligation to vote the Funds’ proxies in the best interests of the Funds and their shareholders, subject to oversight by the Board.
To assist the Adviser in making proxy-voting decisions, the Adviser has adopted a Proxy Voting Policy (“Policy”) that establishes voting guidelines (“Proxy Voting Guidelines”) with respect to certain recurring issues. The Policy is reviewed on an annual basis by the Adviser’s Proxy Committee (“Proxy Committee”) and revised when the Committee determines that a change is appropriate. The Board annually reviews the Trust’s Proxy Voting Policy and the Adviser’s Policy and determines whether amendments are necessary or advisable. Voting under the Adviser’s Policy may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee. The Adviser delegates to Institutional Shareholder Services (“ISS”), an independent service provider, the non-discretionary administration of proxy voting for the Trust, subject to oversight by the Adviser’s Proxy Committee. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by the Adviser.
The Adviser votes proxies in the best interests of the Funds and their shareholders. This entails voting client proxies with the objective of increasing the long-term economic value of Fund assets. The Adviser’s Proxy Committee determines how proxies are voted by following established guidelines, which are intended to assist in voting proxies and are not considered to be rigid rules. The Proxy Committee is directed to apply the guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the Funds or if required by the Board or the Funds’ Proxy Voting Policy. In such cases, the Adviser may consider, among other things:
• the effect of the proposal on the underlying value of the securities
• the effect on marketability of the securities
• the effect of the proposal on future prospects of the issuer
• the composition and effectiveness of the issuer’s board of directors
• the issuer’s corporate governance practices
• the quality of communications from the issuer to its shareholders
The Adviser may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The Adviser generally votes on a case-by-case basis, taking into consideration whether implementation of an Environmental, Social, and Governance (“ESG”)-related proposal is likely to enhance or protect shareholder value. The investment team’s opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund’s best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.
The following examples illustrate the Adviser’s policy with respect to some common proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the Guidelines, and whether the Adviser supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.
Directors
• The Adviser generally supports the election of directors in uncontested elections, except when there are issues of accountability, responsiveness, composition, and/or independence.
• The Adviser generally supports proposals for an independent chair taking into account factors such as the current board leadership structure, the company’s governance practices, and company performance.
• The Adviser generally supports proxy access proposals that are in line with the market standards regarding the ownership threshold, ownership duration, aggregation provisions, cap on nominees, and do not contain any other unreasonably restrictive guidelines.
• The Adviser reviews contested elections on a case-by-case basis taking into account such factors as the company performance, particularly the long-term performance relative to the industry; the management track record; the nominee qualifications and compensatory arrangements; the strategic plan of the dissident and its critique of the current management; the likelihood that the proposed goals and objectives can be achieved; the ownership stakes of the relevant parties; and any other context that is particular to the company and the nature of the election.
Capitalization & Restructuring
• The Adviser generally supports capitalization proposals that facilitate a corporate transaction that is also being supported and for general corporate purposes so long as the increase is not excessive and there are no issues of superior voting rights, company performance, previous abuses of capital, or insufficient justification for the need for additional capital.
Mergers and Acquisitions
• The Adviser reviews mergers and acquisitions on a case-by-case basis to balance the merits and drawbacks of the transaction and factors such as valuation, strategic rationale, negotiations and process, conflicts of interest, and the governance profile of the company post-transaction.
Compensation
• The Adviser reviews all compensation proposals for pay-for-performance alignment, with emphasis on long-term shareholder value; arrangements that risk pay for failure; independence in the setting of compensation; inappropriate pay to non-executive directors, and the quality and rationale of the compensation disclosure.
• The Adviser will generally vote FOR advisory votes on executive compensation (“say on pay”) unless there is a pay-for-performance misalignment; problematic pay practice or non-performance based element; incentive for excessive risk-taking, options backdating; or a lack of compensation committee communication and/or responsiveness to shareholder concerns.
• The Adviser will vote case-by-case on equity based compensation plans taking into account factors such as the plan cost; the plan features; and the grant practices as well as any overriding factors that may have a significant negative impact on shareholder interests.
Social and Environmental Issues
• The Adviser will vote case-by-case on topics such as consumer and product safety; environment and energy; labor standards and human rights; workplace and board diversity; and corporate and political issues, taking into account factors such as the implementation of the proposal is likely to enhance or protect shareholder value; whether the company has already responded in an appropriate and sufficient manner to the issue raised; whether the request is unduly burdensome; and whether the issue is more appropriately or effectively handled through legislation or other regulations.
Occasionally, conflicts of interest arise between the Adviser’s interests and those of a Fund or another client. When this occurs, the Proxy Committee must document the nature of the conflict and vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue. In the event that the Proxy Voting Guidelines are inapplicable or do not mitigate the conflict, the Adviser will seek the opinion of the Adviser’s Chief Compliance Officer or consult with an external independent adviser. In the case of a Proxy Committee member having a personal conflict of interest (e.g. a family member is on the board of the issuer), such member will abstain from voting. Finally, the Adviser reports to the Board annually any proxy votes that took place involving a conflict, including the nature of the conflict and the basis or rationale for the voting decision made.
The Funds’ Proxy Voting Policy provides that the Funds, in accordance with SEC rules, annually will disclose on Form N- PX the Funds’ proxy voting record. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is updated each year by August 31st and is available without charge, upon request, by calling toll free 800-539-FUND (800-539-3863), 800-235-8396 for Member Class,  or by accessing the SEC’s website at www.sec.gov.
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
Subject to the general supervision of the Board, the Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. The Adviser is also responsible for the implementation of those decisions, including the selection of broker/dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage. Under the terms of the Advisory Agreement, the Adviser may delegate these responsibilities to a sub-adviser.
Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally been fixed for trades on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets for such securities, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the- counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission (the underwriter’s concession) or discount.
Fixed income and convertible securities are bought and sold through broker-dealers acting on a principal basis. These trades generally are not charged a commission, but rather are marked up or marked down by the executing broker-dealer. The Adviser does not know the actual value of the markup/markdown. However, the Adviser attempts to ascertain whether the overall price of a security is reasonable through the use of competitive bids.
Subject to its obligation to seek best execution, the Adviser may use brokerage commissions generated from client transactions to obtain services and/or research from broker-dealers to assist in the Adviser’s investment management decision-making process. These services and research are in addition to and do not replace the services and research that the Adviser is required to perform and do not reduce the investment advisory fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Funds.
Brokerage commissions may never be used to compensate a third party for client referrals unless the client has directed such an arrangement. In addition, brokerage commissions may never be used to obtain research and/or services for the sole benefit of any employee or non-client entity.
It is the policy of the Adviser to seek the “best execution” of its clients’ securities transactions. The Adviser strives to execute each client’s securities transactions in such a manner that the client’s total costs or proceeds in each transaction are the most favorable under the circumstances. Commission rates paid on securities transactions for client accounts must reflect comparative market rates.
The Adviser will consider the full range and quality of a broker’s services in placing brokerage including, but not limited to, the value of research provided, execution capability, commission rate, willingness and ability to commit capital, ownership and responsiveness. The lowest possible commission cost alone does not determine broker selection. The transaction that represents the best quality execution for a client account will be executed. Commission ranges and the actual commission paid for trades of listed stocks and over-the-counter stocks may vary depending on, but not limited to, the liquidity and volatility of the stock and services provided to the Adviser by the broker.
The Adviser will make a good faith determination that the commissions paid are reasonable in relationship to the value of the services received. The continuous review of stock commissions is the responsibility of the Adviser’s Head of Capital Markets and client trading, brokerage and soft-dollar oversight is performed by the Trade Oversight Committee. Quarterly, the Adviser’s research analysts and portfolio managers will participate in a broker vote. The Adviser’s Equity Trading Desk will utilize the vote results during the broker selection process. Some brokers executing trades for the Adviser’s clients may, from time to time, receive liquidity rebates in connection with the routing of trades to Electronic Communications Networks. Since the Adviser is not a broker, however, it is ineligible to receive such rebates and does not obtain direct benefits for its clients from this broker practice.
Investment decisions for each Fund are made independently from those made for the other Funds or any other investment company or account managed by the Adviser. Such other investment companies or accounts may also invest in the same securities and may follow similar investment strategies as the Funds. The Adviser may combine transaction orders (“bunching” or “blocking” trades) for more than one client account where such action appears to be equitable and potentially advantageous for each account (e.g., for the purpose of reducing brokerage commissions or obtaining a more favorable transaction price.) The Adviser will aggregate transaction orders only if it believes that the aggregation is consistent with its duty to seek best execution for its clients and is consistent with the terms of investment advisory agreements with each client for whom trades are being aggregated. Both equity and fixed income securities may be aggregated. When making such a combination of transaction orders for a new issue or secondary market trade in an equity security, the Adviser adheres to the following objectives:
• Fairness to clients both in the participation of execution of orders for their account, and in the allocation of orders for the accounts of more than one client.
• Allocation of all orders in a timely and efficient manner.
In some rare cases, “bunching” or “blocking” trades may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only that particular Fund had participated in or been allocated such trades.
The aggregation of transactions for advisory accounts and proprietary accounts (including partnerships and other accounts in which the Adviser or its associated persons are partners or participants, and managed employee accounts) is permissible. However, no proprietary account may be favored over any other participating account and such practice must be consistent with the Adviser’s policies and procedures including its Code of Ethics.
Equity trade orders are executed based only on trade instructions received from portfolio managers by the trading desk. Portfolio managers may enter trades to meet the full target allocation immediately or may meet the allocation through moves in incremental blocks. Orders are processed on a “first-come, first-served” basis. At times, a rotation system may determine “first-come, first-served” treatment when the equity trading desk receives the same order for multiple accounts simultaneously. The Adviser will utilize a rotation whereby the Funds, even if aggregated with other orders, are in the first block(s) to trade within the rotation. To aggregate orders, the equity trading desk must determine that all accounts in the order will benefit. Any new trade that can be blocked with an existing open order may be added to the open order to form a larger block. The Adviser receives no additional compensation or remuneration of any kind as a result of the aggregation of trades. All accounts participating in a block execution receive the same execution price, an average share price, for securities purchased or sold on a trading day. Execution prices may not be carried overnight. Any portion of an order that remains unfilled at the end of a given day shall be rewritten (absent contrary instructions) on the following day as a new order. Accounts with trades executed the next day will receive a new daily average price to be determined at the end of the following day.
If the order is filled in its entirety, securities purchased in the aggregate transaction will be allocated among accounts participating in the trade in accordance with an Allocation Statement prepared at the time of order entry. If the order is partially filled, the securities will be allocated pro rata based on the Allocation Statement. Portfolio managers may allocate executed trades in a different manner than indicated on the Allocation Statement (e.g., non-pro rata) only if all client accounts receive fair and equitable treatment.
In some instances, such as trading in fixed income securities, it may not be practical to complete the Allocation Statement prior to the placement of the order. In that case, the trading desk will complete the Allocation Statement as soon as practicable, but no later than the end of the same business day on which the securities have been allocated to the trading desk by the broker.
Where the full amount of a block execution is not executed, the partial amount actually executed will be allocated on a pro rata basis whenever possible. The following execution methods may be used in place of a pro rata procedure: relative size allocations, security position weighting, priority for specialized accounts, or a special allocation based on compliance approval.
In making investment decisions for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of the Adviser, its parents, subsidiaries or affiliates, and, in dealing with their commercial customers, the Adviser, its parents, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds. Portfolio securities will not be purchased from or sold to the Adviser, or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC.
The following table shows the dollar amount of brokerage commissions paid by each Fund during the last three fiscal years ended June 30, all of which were paid to entities that are not affiliated with the Funds, the Adviser, or the Distributor.

Fund	2023	2022	2021
Victory Market Neutral Income Fund	$8,763,175	$6,079,661	$871,978
Victory US 500 Enhanced Volatility Wtd Index Fund	$61,378	$45,052	$15,296
Affiliated Brokerage. The Board has authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Board has adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which require that the commission paid to affiliated broker-dealers must be “reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time.”
The Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser or its affiliates. From time to time, when determined by the Adviser to be advantageous to the Funds, the Adviser may execute portfolio transactions through affiliated broker-dealers. All such transactions must be consistent with best execution and completed in accordance with procedures approved by the Board. For the last three fiscal years ended June 30, the Funds paid no commissions to affiliated broker-dealers.
Allocation of Brokerage in Connection with Research Services. During the last fiscal year ended June 30, the Adviser, through agreements or understandings with brokers, or otherwise through an internal allocation procedure, directed brokerage transactions of the Funds to brokers due to research services provided.

Fund	Amount of Transactions to Brokers Providing Research	Related Commissions
Victory Market Neutral Income Fund	$7,555,566,081	$4,744,535

Fund	Amount of Transactions to Brokers Providing Research	Related Commissions
Victory US 500 Enhanced Volatility Wtd Index Fund	$138,185,252	$39,970
Securities of Regular Brokers or Dealers. The SEC requires the Trust to provide certain information for those Funds that held securities of their regular brokers or dealers (or their parent companies) during the most recent fiscal year. The following table identifies, for each applicable Fund, those brokers or dealers, the type of security held and the value of the Fund’s aggregate holdings of the securities of each such issuer as of the last fiscal year ended June 30.

Fund	Broker-Dealer	Type of Security (Debt or Equity)	Aggregate Value ($000s)
Victory Market Neutral Income Fund	Citigroup, Inc.	Equity	$5,409
Victory Market Neutral Income Fund	Morgan Stanley	Equity	$5,974
Victory Market Neutral Income Fund	Northern Trust Corp.	Equity	$4,433
Victory US 500 Enhanced Volatility Wtd Index Fund	Bank of America Corp.	Equity	$18
Victory US 500 Enhanced Volatility Wtd Index Fund	Citigroup, Inc.	Equity	$18
Victory US 500 Enhanced Volatility Wtd Index Fund	Morgan Stanley	Equity	$20
Victory US 500 Enhanced Volatility Wtd Index Fund	Northern Trust Corp.	Equity	$15
Victory US 500 Enhanced Volatility Wtd Index Fund	The Goldman Sachs Group, Inc.	Equity	$21
Portfolio Turnover
Each Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. The Funds’ portfolio turnover rates stated in the Prospectuses are calculated by dividing the lesser of each Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Portfolio turnover is calculated on the basis of a Fund as a whole without distinguishing between the classes of shares issued.
The turnover rate for a Fund will vary from year-to-year, and, depending on market conditions, could be greater in periods of unusual market movement and volatility. Transaction costs associated with turnover are borne directly by the Fund and, ultimately, by its shareholders. A high rate of portfolio turnover (generally, over 100% annually) generally will involve correspondingly greater transaction costs. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.
The following table shows the portfolio turnover rates for each Fund for the last two fiscal years ended June 30.

Fund	2023	2022
Victory Market Neutral Income Fund	87%	61%
Victory US 500 Enhanced Volatility Wtd Index Fund	266%*	101%
*Portfolio turnover change compared to the prior fiscal year is attributable to the Fund's rules-based methodology as described further in its Prospectus.
DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS
The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. The Funds ordinarily declare and pay dividends separately for each class of shares, from their net investment income. The Market Neutral Income Fund declares and pays dividends monthly. The US 500 Enhanced Volatility Wtd Index Fund pays dividends quarterly.
The amount of a class’s distributions may vary from time to time depending on market conditions, the composition of a Fund’s portfolio and expenses borne by a Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends attributable to a particular class will differ due to differences in distribution expenses and other class-specific expenses.
For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any and realized capital gains and losses on the Fund’s assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund’s share of the total net assets of the Trust.
TAXES
Information set forth in the Prospectuses that relates to federal income taxation is only a summary of certain key federal income tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional income and excise tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectuses. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders and the discussions here and in each Fund’s Prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the following summary does not describe the tax consequences to foreign trusts, foreign estates and foreign partnerships. Lastly, the tax discussion in the Prospectuses and this SAI is based on tax law in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.
Qualification as a Regulated Investment Company
Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of long-term capital gains over short-term capital losses) that it distributes to shareholders, provided that it distributes at least the sum of 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.
If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains), the amount thereof may be carried forward and would retain its character as either a short-term capital loss or a long-term capital loss that can be used to offset such capital gains in future years. There is no limitation on the number of years to which net capital losses may be carried. However, the amount of capital loss that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.
The following table summarizes the capital loss carryforwards not subject to expiration for the applicable Funds as of June 30, 2023.

Fund	Short-Term Amount	Long-Term Amount
Victory Market Neutral Income Fund	$361,193,145	$185,060,389
Victory US 500 Enhanced Volatility Wtd Index Fund	$5,131,877	$-
In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities), other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and net income from interests in qualified publicly traded partnerships (the “Income Requirement”).
A regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, may elect (unless it has made a taxable year election for excise tax purposes as discussed below, in which case different rules apply) to treat all or any part of certain net capital losses incurred after October 31 of a taxable year, and certain net ordinary losses incurred after October 31 or December 31 of a taxable year, as if they had been incurred in the succeeding taxable year.
In addition to satisfying the Income and Distribution Requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund’s taxable year, at least

50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies), or the securities of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government, such as the Federal Agricultural Mortgage Corporation, the FFCB, FHLB, FHLMC, FNMA, GNMA, and SLMA, are treated as U.S. government securities.
Certain Funds may invest in futures contracts, options on futures contracts and other similar investments that provide exposure to commodities such as gold or other precious metals, energy, or other commodities. Income or gain, if any, from such investments may not be qualifying income for purposes of the Income Requirements and a Fund’s investments in such instruments may not be treated as an investment in a “security” for purposes of the asset diversification test.
If for any taxable year a Fund does not qualify as a regulated investment company after taking into account cure provisions available for certain failures to so qualify (certain of which would result in the imposition of a tax on the Fund), all of its taxable income (including its net capital gain) will be subject to tax at the regular corporate rate without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for: (i) the dividends-received deduction, in the case of corporate shareholders; or (ii) treatment as “qualified dividend income,” in the case of non-corporate shareholders. In addition, to qualify again to be taxed as a regulated investment company in a subsequent year, the Fund would be required to distribute to shareholders its earnings and profits attributable to non-qualifying years. Further, if the Fund failed to qualify for a period greater than two taxable years, then, in order to qualify as a regulated investment company in a subsequent year, the Fund would be required to elect to recognize and pay tax on any net built-in gain (i.e., the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of five years.
Excise Tax on Regulated Investment Companies
A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to at least the sum of (i) 98% of its ordinary taxable income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, any ordinary income or capital gain net income retained by a regulated investment company that is subject to corporate income tax will be treated as having been distributed during the taxable year ending in such calendar year.
Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
Fund Investments
In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales “against the box.” However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.
Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as “Section 1256 Contracts.” Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer’s obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a “mixed straddle” with other investments of the Fund that are not Section 1256 Contracts.
A Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Treasury Regulations provide, in general, that the net income or net deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year, all of the non-periodic payments (including premiums for caps, floors and collars) that are recognized from that contract for the taxable year and any termination payments that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor, or collar is recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or under an alternative method provided in Treasury Regulations). A termination payment is recognized in the year the notional principal contract is extinguished, assigned, or terminated (i.e., in the year the termination payment is made).
Income from options on individual securities written by a Fund will not be recognized by the Fund for tax purposes until an option is exercised or lapses. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. If the Fund enters into a closing transaction, the difference between the premiums received and the amount paid by the Fund to close out its position will generally be treated as short-term capital gain or loss. If an option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security, and the character of any gain on such sale of the underlying security as short-term or long-term capital gain will depend on the holding period of the Fund in the underlying security. Because the Fund will not have control over the exercise of the options it writes, such exercises or other required sales of the underlying securities may cause the Fund to realize gains or losses at inopportune times.
A Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies (“PFICs”) for federal income tax purposes. If a Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a “QEF”), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC’s ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election with respect to a PFIC in which it invests, a Fund must obtain certain information from the PFIC on an annual basis, which the PFIC may be unwilling or unable to provide. Second, a Fund that invests in marketable stock of a PFIC may make a mark-to-market election with respect to such stock. Pursuant to such election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over the Fund’s adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of the stock at the end of a given taxable year, such excess will be deductible as ordinary loss in an amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Solely for purposes of Code Sections 1291 through 1298, the Fund’s holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.
Finally, if a Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon the sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund’s holding period of its interest in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund’s gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as a dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest corporate tax rate in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to its shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will be taxable to the shareholders as a dividend.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.
Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.
A Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.
Gain or loss on the sale of securities by the Fund will generally be long-term capital gain or loss if the securities have been held by the Fund for more than one year. Gain or loss on the sale of securities held for one year or less will be short-term capital gain or loss.
The Fund may invest in preferred securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, potentially requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.
The Fund may invest a portion of its net assets in below investment grade securities. Investments in these types of securities may present special tax issues for the Fund. Federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether modifications or exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues could affect the Fund’s ability to distribute sufficient income to preserve its status as a regulated investment company or to avoid the imposition of U.S. federal income or excise tax.
Fund Distributions
Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a “qualified dividend”), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund’s gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be reported by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.
No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (91 days in the case of certain preferred stock) during the 121-day period (181-day period in the case of certain preferred stock) beginning on the date that is 60 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code Section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of an option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the non-corporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund (or shareholder, as applicable) is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Qualified dividends are, in general, dividends from taxable U.S. corporations and certain foreign corporations. Dividends from a foreign corporation may be qualified dividends if (1) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States, (2) the foreign corporation is incorporated in a possession of the United States or (3) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the United States that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from a foreign corporation that for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a PFIC will not constitute qualified dividends.
Distributions attributable to dividends received by a Fund from domestic corporations will qualify for the 50% dividends-received deduction (“DRD”) for corporate shareholders only to the extent discussed below. Distributions attributable to dividends paid by a foreign corporation, a REIT or a corporation exempt from tax generally do not qualify for the DRD.
Ordinary income dividends paid by a Fund with respect to a taxable year may qualify for the 50% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period (181-day period in the case of certain preferred stock) beginning on the date that is 45 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of an option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b), which in general limits the DRD to 50% of the shareholder’s taxable income (determined without regard to the DRD and certain other items).
If a Fund receives a dividend (other than a capital gain dividend) in respect of any share of REIT stock, then Fund dividends attributable to that REIT dividend income (as reduced by certain Fund expenses) may be reported by the Fund as eligible for the 20% deduction for “qualified REIT dividends” generally available to non-corporate shareholders under the Code. However, a dividend from a Fund may not be treated as a qualified REIT dividend (1) if it has been paid with respect to any share of REIT stock that the Fund has held for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code Section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of an option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the non-corporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund (or shareholder, as applicable) is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.
A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and reported as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions none of the capital gain recognized upon a Fund’s disposition of domestic qualified “small business” stock will be subject to tax (with certain limitations).
Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the corporate tax rates. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions by a Fund in excess of its current and accumulated earnings and profits will be treated as a tax-free return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.
Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (if that option is available). Distributions reinvested in additional shares of the Fund will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. In addition, if the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.
Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November, or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. In addition, certain other distributions made after the close of the Fund’s taxable year may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% nondeductible excise tax) during such taxable year. In such case, a shareholder will be treated as having received such dividends in the taxable year in which the distributions were actually made. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.
Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from a Fund and net gains from the disposition of shares of a Fund. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in a Fund.
Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on distributions paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an “exempt recipient” (such as a corporation). Amounts withheld under the backup withholding rules will be allowed as a refund or a credit against a shareholder’s U.S. federal income tax liability provided the required information is furnished to the IRS.
Sale or Redemption of Shares
A shareholder will generally recognize gain or loss on the sale or redemption of shares of a Fund (including an exchange of shares of a Fund for shares of another Fund) in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss may be disallowed if the shareholder purchases other shares of the same Fund within 30 days before or after the sale or redemption. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares (unless the loss is with respect to shares of a Fund for which the holding period began after December 22, 2010, and the Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends at least monthly) and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For these purposes, the special holding period rules of Code Section 246(c) (discussed above in connection with qualified dividends, qualified REIT dividends and the dividends-received deduction) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
If a shareholder (1) incurs a sales load in acquiring shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires, during the period beginning on the date of the disposition referred to in clause (2) and ending on January 31 of the calendar year following the calendar year that includes the date of such disposition, shares of the Fund or another Fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.
Tax Shelter and Other Reporting Requirements
If a shareholder realizes a loss on the disposition of shares of a Fund of at least $2 million in any single taxable year or at least $4 million in any combination of taxable years for an individual shareholder, or at least $10 million in any single taxable year or at least $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances.
Foreign Taxation
Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. Each shareholder will be notified days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund.
Foreign Shareholders
Taxation of a shareholder who, as to the United States, is a nonresident alien individual or foreign corporation (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to “interest-related dividends” and “short-term capital gain dividends,” ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder would be subject to a 30% U.S. withholding tax (or lower applicable treaty rate) upon the gross amount of the dividend. Such foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of a Fund or capital gain dividends unless the foreign shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.
U.S. withholding tax generally does not apply to amounts properly designated by a Fund as an “interest-related dividend” or a “short-term capital gain dividend.” The aggregate amount treated as an interest-related dividend for a year is limited to the Fund’s qualified net interest income for the year, which is the excess of the sum of the Fund’s qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a “short-term capital gain dividend” is limited to the excess of the Fund’s net short-term capital gain over its net long-term capital loss. In order to qualify for this exemption from withholding, a foreign investor needs to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reported the payment as qualified net interest income or qualified short-term capital gain. Foreign investors should contact their intermediaries with respect to the application of these rules to their accounts.
If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations, and, if the foreign shareholder is a corporation, the shareholder may be subject to an additional “branch profits tax” imposed at the rate of 30% (or lower applicable treaty rate).
In the case of foreign noncorporate shareholders, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund’s assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Code and Treasury Regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund's shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund's shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return. Similar consequences would generally apply to a foreign shareholder's gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund's shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests. Foreign shareholders are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
Under the “Foreign Account Tax Compliance Act” and existing guidance thereunder, commonly known as “FATCA,” a 30% withholding tax on dividends paid by the Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution” as defined under FATCA, the foreign entity undertakes certain due diligence, reporting, withholding, and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If withholding is required under FATCA on a payment related to any Fund distribution, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefit of such exemption or reduction. An intergovernmental agreement between the United States and an applicable foreign country, or future Treasury regulations or other guidance, may modify the foregoing requirements. The Funds will not pay any additional amounts in respect of amounts withheld under FATCA. Each investor should consult its tax adviser regarding the effect of FATCA based on its individual circumstances.
The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.
Cost Basis Reporting
A Fund is generally required by law to report to shareholders and the IRS on Form 1099-B “cost basis” information for shares of the Fund acquired on or after January 1, 2012, and sold or redeemed after that date. Upon a disposition of such shares, a Fund will be required to report the adjusted cost basis, the gross proceeds from the disposition, and the character of realized gains or losses attributable to such shares. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. The “cost basis” of a share is generally its purchase price adjusted for dividend reinvestments, returns of capital, and other corporate actions. “Cost basis” is used to determine whether a sale or other disposition of the shares results in a gain or loss.
The Fund will permit shareholders to elect among several IRS-accepted cost basis methods to determine the cost basis in their shares. If a shareholder does not affirmatively elect a cost basis method, then the Fund’s default cost basis calculation method, which is currently the average cost method, will be applied to their account. Non-covered shares (those shares purchased before January 1, 2012, and those shares that do not have complete cost basis information, regardless of purchase date) will be used first for any redemptions made after January 1, 2012, regardless of your cost basis method of election unless you have chosen the specific identification method and have designated covered shares (those purchased after January 1, 2012) at the time of your redemption. The cost basis method elected or applied may not be changed after the settlement date of a sale of shares.
If a shareholder holds shares through a broker, the shareholder should contact that broker with respect to the reporting of cost basis information.
Shareholders are urged to consult their tax advisers regarding specific questions with respect to the application of the new cost basis reporting rules and, in particular, which cost basis calculation method to elect.
Effect of Future Legislation, Foreign, State and Local Tax Considerations
The foregoing general discussion of U.S. federal income and excise tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of foreign, state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other foreign, state and local tax rules affecting an investment in a Fund.
ADDITIONAL INFORMATION
Description of Shares
As a Delaware statutory trust, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Funds; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. Under the Trust’s Second Amended and Restated Agreement and Declaration of Trust dated February 26, 2019 (“Declaration of Trust”), each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation, or removal. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. Therefore, the Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders or unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act. At such time, the Trustees then in office will call a shareholders meeting. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.
The Declaration of Trust authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, with no par value. The Declaration of Trust authorizes the Trustees to divide or re-divide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion, or other rights, voting power, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.
Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this SAI, the Trust’s shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series that are available for distribution. The Board may classify and reclassify the shares of a Fund into classes of shares at a future date.
Fund shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote (“share-based voting”). Alternatively (except where the 1940 Act requires share-based voting), the Trustees in their discretion may determine that shareholders are entitled to one vote per dollar of NAV (with proportional voting for fractional dollar amounts). Shareholders of all series and classes will vote together as a single class on all matters except (1) when required by the 1940 Act or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares shall be voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon.
There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than one-third of the outstanding shares. Upon written request by ten or more shareholders of record meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders of record for at least six months, and who hold shares having an NAV of at least $25,000 or constituting 1% of the outstanding shares, whichever is less) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.
The Declaration of Trust permits the Trustees to take certain actions without obtaining shareholder approval, if the Trustees determine that doing so would be in the best interests of shareholders. These actions include: (a) reorganizing a Fund with another investment company or another series of the Trust; (b) liquidating a Fund; (c) restructuring a Fund into a “master/feeder” structure, in which a Fund (the “feeder”) would invest all of its assets in a separate “master” fund; and (d) amending the Declaration of Trust, unless shareholder consent is required by law.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares, as defined under the 1940 Act, of the series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of the Fund and any other series in the matter are identical, or that the matter does not affect any interest of other series of the Trust. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of the Fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.
Shareholder and Trustee Liability
The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations and the Declaration of Trust provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Declaration of Trust also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.
The Declaration of Trust states further that to the fullest extent permitted by Delaware law, no Trustee or officer of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Trust’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.
Derivative Actions Brought by Shareholders
Pursuant to the Declaration of Trust, a shareholder may bring a derivative action on behalf of the Trust only if the shareholder or shareholders first make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such action is excused. A demand on the Trustees shall only be excused if a majority of the Board, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue. A Trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his service on the Board or on the boards of one or more investment companies managed by the Adviser or that share the same principal underwriter. For purposes of this requirement, the Board may designate a committee of one Trustee to consider a shareholder demand if necessary to create a committee with a majority of Trustees who do not have a personal financial interest in the transaction at issue.
Disclosure of Portfolio Holdings
The Board has adopted policies and procedures with respect to the disclosure of each Fund’s portfolio holdings by the Fund, the Adviser, or their affiliates. These policies and procedures provide that each Fund’s portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. These policies and procedures apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of a Fund, third parties providing services to the Funds (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Funds.
The Trust’s Chief Compliance Officer is responsible for monitoring each Fund’s compliance with these policies and procedures, and for providing regular reports (at least annually) to the Board regarding the adequacy and effectiveness of the policy and recommend changes, if necessary.
Public Disclosure
The Funds disclose their complete portfolio holdings in its annual and semiannual reports to shareholders, which are sent to shareholders no later than 60 days after the relevant fiscal period (June 30th and December 31st, respectively) and are available on the Funds' website, VictoryFunds.com. The Funds also file their complete portfolio holdings with the SEC for the first and third fiscal quarters on Form N-PORT. You can find these filings on the SEC’s website, sec.gov, and the Funds' portfolio holdings are available at VictoryFunds.com in accordance with Rule 30e-3 under the 1940 Act.
In addition, the Funds disclose their complete portfolio holdings as of the quarter-end on the Funds’ website no earlier than the 15th day following the end of the calendar quarter. The Funds may also publish other information on the Funds’ website relating to its portfolio holdings (e.g., top ten holdings) on a monthly basis no earlier than the 10th day following the end of the month.

Non-Public Disclosures
The Adviser may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policies provide that non-public disclosures of a Fund’s portfolio holdings may only be made if: (i) the Fund has a “legitimate business purpose” (as determined by the President of the Trust) for making such disclosure; and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information and describes any compensation to be paid to the Fund or any “affiliated person” of the Adviser or Distributor, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.
The Adviser will consider any actual or potential conflicts of interest between the Adviser and a Fund’s shareholders and will act in the best interest of the Fund’s shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser will not authorize such release.
Ongoing Arrangements to Disclose Portfolio Holdings
As previously authorized by the Board and/or the Trust’s executive officers, a Fund periodically discloses non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. These entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from a Fund. In none of these arrangements does a Fund or any “affiliated person” of the Adviser or Distributor receive any compensation, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.
Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser and Fund Accountant	Victory Capital Management Inc.	Daily.
Distributor	Victory Capital Services, Inc.	Daily.
Custodian	Citibank, N.A.	Daily.
Sub-Fund Accountant	Citi Fund Services Ohio, Inc.	Daily.
Financial Data Service	FactSet Research Systems, Inc.	Daily.
Liquidity Risk Management Service Provider	MSCI, Inc.	Daily.
Independent Registered Public Accounting Firm	Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115	Annual Reporting Period: within 15 business days of end of reporting period.
Printer for Financial Reports	Toppan Merrill LLC	Up to 30 days before distribution to shareholders.
Legal Counsel, for EDGAR filings on Forms N-CSR and Form N-PORT	Sidley Austin LLP	Up to 30 days before filing with the SEC.
Ratings Agency	Lipper	Quarterly, no sooner than 15 calendar days after the end of the previous quarter.
Ratings Agency	Morningstar	Quarterly, no sooner than 15 calendar days after the end of the previous quarter.
Financial Data Service	Bloomberg L.P.	Quarterly, no sooner than 15 calendar days after the end of the previous quarter.
These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to a Fund.
There is no guarantee that a Fund’s policies on use and dissemination of holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

Expenses
Unless agreed upon otherwise with a third party, all expenses incurred in administration of the Funds will be charged to a particular Fund, including investment management fees; fees and expenses of the Board; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Funds are also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.
Legal Counsel
Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust.
Independent Registered Public Accounting Firm
Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, serves as the independent registered public accounting firm for the Funds.
Miscellaneous
As used in the Prospectuses and in this SAI, “assets belonging to a fund” (or “assets belonging to the Fund”) means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular series that are allocated to that series by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular series will be the relative NAV of each respective series at the time of allocation. Assets belonging to a particular series are charged with the direct liabilities and expenses in respect of that series and with a share of the general liabilities and expenses of each of the series not readily identified as belonging to a particular series, which are allocated to each series in accordance with its proportionate share of the NAVs of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular series will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular series are conclusive.
As used in the Prospectuses and in this SAI, a “vote of a majority of the outstanding shares” of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.
Each Prospectus and this SAI are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in a Prospectus and this SAI.
While this SAI and each Prospectus describe pertinent information about the Trust and the Funds, neither this SAI nor any Prospectus represents a contract between the Trust or a Fund and any shareholder.

Registration Statement
of
VICTORY PORTFOLIOS II
on
Form N-1A
PART C. OTHER INFORMATION
Item 28.	Exhibits
(a)		Articles of Incorporation.
	(1)	Registrant’s Second Amended and Restated Agreement and Declaration of Trust dated February 26, 2019.
	(2)(a)	Registrant’s Certificate of Trust dated April 12, 2012.
	(2)(b)	Certificate of Amendment to Registrant’s Certificate of Trust.
	(2)(c)	Certificate of Amendment to Registrant’s Certificate of Trust.
(b)		By-Laws, Amended and Restated as of May 1, 2015.
(c)		Instruments Defining Rights of Security Holder. None other than in the Second Amended and Restated Agreement and Declaration of Trust and By-Laws of the Registrant.
(d)		Investment Advisory Contracts.
	(1)(a)	Investment Advisory Agreement dated May 1, 2015, between Registrant and Victory Capital Manage- ment Inc. (“Victory Capital” or the “Adviser”).
	(1)(b)	Schedule A to Advisory Agreement dated May 21, 2015, current as of May 23, 2023.
(e)		Underwriting Contracts.
	(1)(a)	ETF Distribution Agreement dated as of December 6, 2022, with Foreside Fund Services, LLC (“Foreside”) with respect to each exchange-traded fund series of the Registrant.
	(1)(b)	First Amendment to the ETF Distribution Agreement with Foreside dated May 23, 2023.
	(2)	Form of Authorized Participant Agreement with respect to each exchange-traded fund series of the Regis- trant.
	(3)(a)	Distribution Agreement with Victory Capital Services, Inc. (“VCS”) with respect to each mutual fund series of the Registrant.
	(3)(b)	Amendment dated August 19, 2015, to the Distribution Agreement with VCS with respect to each mutual fund series of the Registrant.
	(3)(c)	Schedule I to the Distribution Agreement, current as of December 6, 2022.
(f)		Bonus or Profit Sharing Contracts. None.
(g)		Custodian Agreements.
	(1)(a)	Global Custodial Services Agreement with Citibank, N.A. dated August 5, 2008.
	(1)(b)	Amendment and Joinder to the Global Custodial Services Agreement dated August 19, 2015.
	(1)(c)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated July 15, 2016.
	(1)(d)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated August 24, 2016.
	(1)(e)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated February 27, 2017.
	(1)(f)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated March 1, 2019.
	(1)(g)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated June 18, 2020.
	(1)(h)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated September 10, 2020.
	(1)(i)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated August 31, 2020.
	(1)(j)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated December 2, 2020.
	(1)(k)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated January 1, 2021.
	(1)(l)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated May 18, 2021.
	(1)(m)	Amendment and Joinder to the Master Global Custodial Services Agreement, dated August 30, 2022.
	(l)(n)	Amendment to the Master Global Custodial Services Agreement, dated April 24, 2023.
(h)		Other Material Contracts.
	(1)	Revised Form of Broker-Dealer Agreement with respect to each mutual fund series of the Registrant.
	(2)(a)	Administration and Fund Accounting Agreement with respect to each mutual fund series of the Registrant, dated July 1, 2006, with Victory Capital Management Inc.
	(2)(b)	Amendment No. 1 dated July 1, 2009, to the Administration and Fund Accounting Agreement.
	(2)(c)	Amendment No. 2 dated July 1, 2012, to the Administration and Fund Accounting Agreement.
	(2)(d)	Amendment No. 3 dated May 21, 2015, to the Administration and Fund Accounting Agreement.
	(2)(e)	Amendment No. 4 dated August 19, 2015, to the Administration and Fund Accounting Agreement.
	(2)(f)	Amendment No. 5 dated August 24, 2016, to the Administration and Fund Accounting Agreement.

(2)(g)	Amendment No. 6 dated February 28, 2018, to the Administration and Fund Accounting Agreement.
(2)(h)	Amendment No. 7 dated February 27, 2019, to the Administration and Fund Accounting Agreement.
(2)(i)	Amendment No. 8 dated June 18, 2020, to the Administration and Fund Accounting Agreement.
(2)(j)	Amendment No 9 dated December 2, 2020, to the Administration and Fund Accounting Agreement.
(2)(k)	Amendment No 10 dated May 18, 2021, to the Administration and Fund Accounting Agreement.
(2)(l)	Amendment No. 11 dated November 18, 2021, to the Administration and Fund Accounting Agreement dated July 1, 2006.
(2)(m)	Amendment No. 12 dated May 24, 2022, to the Administration and Fund Accounting Agreement.
(2)(n)	Amendment No. 13 dated August 30, 2022, to the Administration and Fund Accounting Agreement.
(2)(o)	Amendment No. 14 dated January 1, 2023, to the Administration and Fund Accounting Agreement.
(2)(p)	Amendment No. 15 dated May 23, 2023, to the Administration and Fund Accounting Agreement.
(3)(a)	Transfer Agency Agreement with FIS Investor Services LLC (“FIS”) dated November 7, 2015, with respect to each mutual fund series of the Registrant.
(3)(b)	Amendment dated November 1, 2016, to the Transfer Agency Agreement.
(3)(c)	Amendment dated February 22, 2021, to the Transfer Agency Agreement.
(3)(d)	Amendment dated August 24, 2021, to the Transfer Agency Agreement.
(3)(e)	Data Protection Addendum dated May 30, 2018, to the Transfer Agency Agreement.
(4)(a)	Transfer Agency Services Agreement with Citibank, N.A. dated February 27, 2017, with respect to exchange-traded fund series of the Registrant.
(4)(b)	Amendment No. 1 dated March 1, 2019, to the Transfer Agency Agreement with Citibank, N.A.
(4)(c)	Amendment No. 2 dated June 18, 2020, to the Transfer Agency Agreement with Citibank N.A.
(4)(d)	Amendment No. 3 dated May 18, 2021, to the Transfer Agency Agreement with Citibank N.A.
(4)(e)	Amendment No. 4 dated August 30, 2022, to the Transfer Agency Agreement with Citibank N.A.
(4)(f)	Amendment No. 5 dated September 30, 2022, to the Transfer Agency Agreement with Citibank N.A.
(4)(g)	Amendment No. 6 dated April 24, 2023, to the Transfer Agency Agreement with Citibank N.A.
(5)(a)	Sub-administration and Sub-accounting Services Agreement dated October 1, 2015.
(5)(b)	Amendment to the Sub-administration and Sub-accounting Services Agreement dated February 27, 2017.
(5)(c)	Amendment No. 2 dated February 28, 2018, to the Sub-administration and Sub-accounting Services Agree- ment.
(5)(d)	Amendment No. 3 dated February 27, 2019, to the Sub-administration and Sub-accounting Services Agree- ment.
(5)(e)	Amendment No. 4 dated July 1, 2019, to the Sub-administration and Sub-accounting Services Agreement.
(5)(f)	Amendment No. 5 dated June 18, 2020, to the Sub-administration and Sub-accounting Services Agreement.
(5)(g)	Amendment No. 6 dated August 25, 2020, to the Sub-administration and Sub-accounting Services Agree- ment.
(5)(h)	Amendment No. 7 dated to December 2, 2020, the Sub-administration and Sub-accounting Services Agree- ment.
(5)(i)	Amendment No. 8 dated April 1, 2021, to the Sub-administration and Sub-accounting Services Agreement.
(5)(j)	Amendment No. 9 dated November 30, 2021, to the Sub-Administration and Sub-Fund Accounting Agree- ment.
(5)(k)	Amendment No. 10 dated June 29, 2022, to the Sub-Administration and Sub-Fund Accounting Agreement.
(5)(l)	Amendment No. 11 dated August 30, 2022, to the Sub-Administration and Sub-Fund Accounting Agree- ment.
(5)(m)	Amendment No. 12 dated January 1, 2023, to the Sub-Administration and Sub-Fund Accounting Agree- ment.
(5)(n)	Amendment No. 13 dated April 24th, 2023, to the Sub-Administration and Sub-Fund Accounting Agree- ment.
(6)(a)	Amended and Restated Expense Limitation Agreement between Registrant and Victory Capital dated May 1, 2021.
(6)(b)	Schedule A to the Expense Limitation Agreement, current as of November 1, 2023. (filed herewith)
(7)(a)	License Agreement dated as of May 1, 2015, between Victory Capital and Registrant.
(7)(b)	First Amendment dated April 18, 2017, to License Agreement.
(8)(a)	Global Securities Lending Agency Agreement effective November 30, 2021, between Registrant and CitiBank N.A.
(8)(b)	Amendment No. 1 and Schedule A to the Global Securities Lending Agency Agreement, current as of April 24, 2023.

(i)	(1)	Opinion of Morris, Nichols, Arsht & Tunnell LLP dated October 28, 2022, relating to the VictoryShares ETFs.
(i)	(2)	Opinion of Morris, Nichols, Arsht & Tunnell LLP dated October 6, 2022, relating to the VictoryShares WestEnd U.S. Sector ETF.
(i)	(3)
Opinion of Morris, Nichols, Arsht & Tunnell LLP dated October 24, 2023, relating to the Victory Market
Neutral Income Fund and Victory US 500 Enhanced Volatility Wtd Index Fund, and relevant share classes.
(filed herewith)

	(4)	Opinion of Morris, Nichols, Arsht & Tunnell LLP, relating to the VictoryShares Free Cash Flow ETF.
	(5)	Opinion of Morris, Nichols, Arsht & Tunnell LLP, relating to the VictoryShares Small Cap Free Cash Flow ETF. (to be filed by amendment)
(j)	(1)(a)	Consent of Sidley Austin LLP dated October 28, 2022.
	(1)(b)	Consent of Sidley Austin LLP dated October 24, 2023. (filed herewith)
(j)	(2)(a)	Consent of Independent Registered Public Accounting Firm with respect to the Victory Portfolios II Mutual Funds June 30 fiscal year end funds. (filed herewith)
	(2)(b)	Consent of Independent Registered Public Accounting Firm with respect to the Victory Portfolios II VictoryShares ETFs June 30 fiscal year end funds.
(k)		Omitted Financial Statements. None.
(l)		Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor.
(m)		Rule 12b-1 Plans
	(1)(a)	Revised Class A Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant.
	(1)(b)	Amended Exhibit A, current as of December 6, 2022. (filed herewith)
	(2)(a)	Revised Class C Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant.
	(2)(b)	Amended Exhibit A current as of December 6, 2022. (filed herewith)
	(3)(a)	Amended and Restated Distribution Plan Pursuant to Rule 12b-1 with respect to each exchange-traded fund series of the Registrant.
	(3)(b)	Amended Schedule A current as of May 23, 2023. (filed herewith)
(n)		Rule 18f-3 Plan
	(1)(a)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated February 2, 2021.
	(1)(b)	Schedule A to Amended and Restated Rule 18f-3 Multi-Class Plan, current as May 23, 2023.
(o)		Reserved.
(p)		Codes of Ethics
	(1)	Code of Ethics for the Registrant, as revised February 28, 2018.
	(2)	Code of Ethics for Victory Capital, VCS, and WestEnd Advisors, LLC, dated January 1, 2022.
	(3)	Code of Ethics for Foreside amended June 4, 2021.

Item 29. Persons Controlled by or Under Common Control with the Registrant
Information pertaining to persons controlled by, or under common control with Registrant is hereby incorporated by reference to the section captioned “Management of the Trust” in the Statement of Additional Information (“SAI”).
Item 30. Indemnification.
Reference is made to Article VIII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust, Section 8 of the Investment Advisory Agreement, Section 6 of the ETF Distribution Agreement with Foreside, Section 5 of the Distribution Agreement with VCA, Section 12 of the Global Custodial Services Agreement with Citibank, N.A., Section 9 of the Administration and Fund Accounting Agreement with Victory Capital, Section 7 of the Transfer Agency Services Agreement with Citibank, N.A. and Section 13 of the Form of Transfer Agency Agreement with FIS, each of which is incorporated by reference to the Exhibits. The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. The Registrant will comply with Rule 484 under the Securities Act of 1933 (the “Securities Act”) and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.
Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of the Investment Adviser
Information pertaining to business and other connections of the Registrant’s investment adviser, Victory Capital Management Inc. (“VCM” or “Adviser”), is hereby incorporated by reference to the section of the Prospectus captioned “Organization and Management of the Fund” and to the section of the SAI captioned “Investment Adviser and Other Service Providers.” The Adviser is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation.
The principal executive officers and directors of the Adviser and VCH are as follows:
David C. Brown	Director, Chairman, and Chief Executive Officer of Adviser and VCH
Michael D. Policarpo, II	President, Chief Financial Officer, and Chief Administrative Officer of Adviser and VCH, Director of Adviser
Nina Gupta	Chief Legal Officer and Secretary of Adviser and VCH, Director of Adviser
The business address of the foregoing individuals is 15935 La Cantera Parkway, San Antonio, Texas 78256.
To the knowledge of Registrant, none of the directors or officers of the Adviser is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.
Item 32. Principal Underwriters.
(a)(1) Shares of the mutual fund series of Victory Portfolios II are distributed by Victory Capital Services, Inc. (“VCS”). VCS also acts as principal underwriter for Victory Portfolios, Victory Variable Insurance Funds, and Victory Portfolios III.
(a)(2) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
AB Active ETFs, Inc.
ABS Long/Short Strategies Fund
Absolute Shares Trust

Adaptive Core ETF, Series of Collaborative Investment Series Trust
AdvisorShares Trust
AFA Multi-Manager Credit Fund
AGF Investments Trust
AIM ETF Products Trust
Alexis Practical Tactical ETF, Series of Listed Funds Trust
Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
AlphaCentric Prime Meridian Income Fund
American Century ETF Trust
Amplify ETF Trust
Applied Finance Core Fund, Series of World Funds Trust
Applied Finance Explorer Fund, Series of World Funds Trust
Applied Finance Select Fund, Series of World Funds Trust
ARK ETF Trust
ASYMmetric ETFs Trust
Bitwise Funds Trust
Bluestone Community Development Fund
BondBloxx ETF Trust
Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
Bridgeway Funds, Inc.
Brinker Capital Destinations Trust
Brookfield Real Assets Income Fund Inc.
Build Funds Trust
Calamos Convertible and High Income Fund
Calamos Convertible Opportunities and Income Fund
Calamos Dynamic Convertible and Income Fund
Calamos Global Dynamic Income Fund
Calamos Global Total Return Fund
Calamos Strategic Total Return Fund
Carlyle Tactical Private Credit Fund
Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
Center Coast Brookfield MLP & Energy Infrastructure Fund
Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
Clifford Capital International Value Fund, Series of World Funds Trust
Clifford Capital Partners Fund, Series of World Funds Trust
Cliffwater Corporate Lending Fund
Cliffwater Enhanced Lending Fund
Cohen & Steers Infrastructure Fund, Inc.
Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
CornerCap Group of Funds
CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
Curasset Capital Management Core Bond Fund, Series of World Funds Trust
Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
Davis Fundamental ETF Trust
Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
Defiance Digital Revolution ETF, Series of ETF Series Solutions
Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
Defiance Next Gen H2 ETF, Series of ETF Series Solutions
Defiance Quantum ETF, Series of ETF Series Solutions

Direxion Shares ETF Trust
Dividend Performers ETF, Series of Listed Funds Trust
Dodge & Cox Funds
DoubleLine ETF Trust
DoubleLine Opportunistic Credit Fund
DoubleLine Yield Opportunities Fund
Eaton Vance NextShares Trust
Eaton Vance NextShares Trust II
EIP Investment Trust
Ellington Income Opportunities Fund
Esoterica Thematic ETF Trust
ETF Opportunities Trust
Evanston Alternative Opportunities Fund
Exchange Listed Funds Trust
Fiera Capital Series Trust
FlexShares Trust
FOMO ETF, Series of Collaborative Investment Series Trust
Forum Funds
Forum Funds II
Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
Grayscale Future of Finance ETF, Series of ETF Series Solutions
Grizzle Growth ETF, Series of Listed Funds Trust
Guinness Atkinson Funds
Harbor ETF Trust
Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
IDX Funds
Innovator ETFs Trust
Ironwood Institutional Multi-Strategy Fund LLC
Ironwood Multi-Strategy Fund LLC
John Hancock Exchange-Traded Fund Trust
Kelly Strategic ETF Trust
LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
Mairs & Power Balanced Fund, Series of Trust for Professional Managers
Mairs & Power Growth Fund, Series of Trust for Professional Managers
Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
Manor Investment Funds
Merk Stagflation ETF, Series of Listed Funds Trust
Milliman Variable Insurance Trust
Mindful Conservative ETF, Series of Collaborative Investment Series Trust
Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
Mohr Growth ETF, Series of Collaborative Investment Series Trust
Morgan Creek - Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
Morningstar Funds Trust
OTG Latin American Fund, Series of World Funds Trust
Overlay Shares Core Bond ETF, Series of Listed Funds Trust
Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
Palmer Square Opportunistic Income Fund
Partners Group Private Income Opportunities, LLC

PENN Capital Funds Trust
Performance Trust Mutual Funds, Series of Trust for Professional Managers
Perkins Discovery Fund, Series of World Funds Trust
Philotimo Focused Growth and Income Fund, Series of World Funds Trust
Plan Investment Fund, Inc.
PMC Funds, Series of Trust for Professional Managers
Point Bridge America First ETF, Series of ETF Series Solutions
Preferred-Plus ETF, Series of Listed Funds Trust
Putnam ETF Trust
Quaker Investment Trust
Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
Renaissance Capital Greenwich Funds
Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
Reynolds Funds, Inc.
RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
RiverNorth Patriot ETF, Series of Listed Funds Trust (f/k/a RiverNorth Volition America Patriot ETF)
RMB Investors Trust
Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
Roundhill Cannabis ETF, Series of Listed Funds Trust
Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
Roundhill MEME ETF, Series of Listed Funds Trust
Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
Rule One Fund, Series of World Funds Trust
Salient MF Trust
Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
SHP ETF Trust
Six Circles Trust
Sound Shore Fund, Inc.
Sparrow Funds
Spear Alpha ETF, Series of Listed Funds Trust
STF Tactical Growth & Income ETF, Series of Listed Funds Trust
STF Tactical Growth ETF, Series of Listed Funds Trust
Strategy Shares
Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
Syntax ETF Trust
Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
The B.A.D. ETF, Series of Listed Funds Trust
The Community Development Fund
The De-SPAC ETF, Series of Collaborative Investment Series Trust
The Finite Solar Finance Fund
The Private Shares Fund (f/k/a SharesPost 100 Fund)
The Short De-SPAC ETF, Series of Collaborative Investment Series Trust
The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
Third Avenue Trust
Third Avenue Variable Series Trust
Tidal ETF Trust
Tidal ETF Trust II
TIFF Investment Program
Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

Timothy Plan International ETF, Series of The Timothy Plan
Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
Total Fund Solution
Touchstone ETF Trust
TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
TrueShares Structured Outcome (May) ETF, Listed Funds Trust
TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust
U.S. Global Investors Funds
Union Street Partners Value Fund, Series of World Funds Trust
Variant Alternative Income Fund
Variant Impact Fund
VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF, Series of Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
VictoryShares US Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
VictoryShares US International Value Momentum ETF, Series of Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
VictoryShares THB Mid-Cap ESG ETF, Series of Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF, Series of Victory Portfolios II
VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
Walthausen Funds
West Loop Realty Fund, Series of Investment Managers Series Trust
WisdomTree Trust
WST Investment Trust
XAI Octagon Floating Rate & Alternative Income Term Trust

(b)(1) VCS, 4900 Tiedeman Road, Brooklyn, Ohio 44144, acts solely as distributor for the investment companies listed above. The officers of VCS, all of whose principal business address is set forth above, are:
Name	Positions and Offices with Underwriter	Positions and Offices with Registrant
David C. Brown	Director	Trustee
Michael D. Policarpo, II	Director, President	None
Charles Mathes	Director, Chief Compliance Officer	None
Donald Inks	Chief Operations Officer	None
Christopher Ponte	Chief Financial Officer	Assistant Treasurer
(b)(2) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Name	Position and Offices with Underwriter	Positions and Offices with Registrant
Teresa Cowan	President/Manager	None
Chris Lanza	Vice President	None
Kate Macchia	Vice President	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Secretary	None
Susan L. LaFond	Treasurer	None
(c)
Not applicable.
Item 33. Location of Accounts and Records.
(1)
Victory Capital Management Inc., 15935 La Cantera Parkway, San Antonio, Texas 78256 (records relating to its functions as investment adviser and administrator).
(2)
Citibank, N.A., 388 Greenwich St., New York, New York 10013 (records relating to its function as custodian and transfer agent for certain funds).
(3)
Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 (records relating to its functions as sub-administrator and sub-fund accountant).
(4)
FIS Investor Services LLC, 4249 Easton Way, Suite 400, Columbus, Ohio 43219 (records relating to its functions as transfer agent and dividend disbursing agent for certain funds).
(5)
Victory Capital Services, Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its function as distributor for certain funds).
(6)
Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to function as distributor for certain funds).
Item 34. Management Services. Not applicable.
Item 35. Undertakings. Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas, on the 24th day of October 2023.
VICTORY PORTFOLIOS II
(Registrant)
By:/s/ James K. DeVries

James K. DeVries
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of October 2023.
Signature	Title
/s/ James K. DeVries James K. DeVries	President (Principal Executive Officer)
/s/ Allan Shaer Allan Shaer	Treasurer (Principal Accounting Officer and Principal Financial Officer)
* David Brooks Adcock	Trustee
* Nigel D.T. Andrews	Trustee
* E. Lee Beard	Trustee
* David C. Brown	Trustee
* Dennis M. Bushe	Trustee
* John L. Kelly	Chairman of the Board and Trustee
* David L. Meyer	Trustee
* Gloria S. Nelund	Trustee
* Leigh A. Wilson	Trustee
*By: /s/ Jay G. Baris

Jay G. Baris
Attorney-in-Fact